Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000814232
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Retail Class | RS Partners Fund
RS Partners Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class RS Partners Fund	Class A		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Retail Class RS Partners Fund		Class A	Class K
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	0.65%
Other Expenses		0.25%	0.22%
Acquired Fund Fees and Expenses	[1]	0.04%	0.04%
Total Annual Fund Operating Expenses	[2]	1.54%	1.91%
Fee Waiver/Expense Reimbursement	[2]	(0.01%)	(0.01%)
Net Expenses	[2]	1.53%	1.90%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended December 31, 2010.
[2]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee with respect to Class A shares of the Fund to the extent that Class A's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 1.49%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A shares during the period. The management fee waiver for Class K shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - Retail Class RS Partners Fund (USD $)	Class A	Class K
1 Year	623	193
3 Years	937	599
5 Years	1,274	1,031
10 Years	2,222	2,232

Assuming No Redemption
Expense Example, No Redemption - Retail Class RS Partners Fund (USD $)	Class A	Class K
1 Year	623	193
3 Years	937	599
5 Years	1,274	1,031
10 Years	2,222	2,232

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests principally in equity securities of small-capitalization companies. The Fund's investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to  $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately  $6.8 billion, based on the size of the largest company on March 31, 2011), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund's investment team currently expects that the Fund will normally hold between 25 and 50 securities positions.

In evaluating investments for the Fund, the Fund's investment team conducts rigorous fundamental research to identify companies with improving returns on invested capital. The investment team's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund's investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies when the investment team's calculation of long-term value, reflecting its future prospects, is at least 50% greater than the current market price.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Non-diversification Risk

The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund's value more than if the Fund were a diversified fund.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2003 24.95% Worst Quarter Fourth Quarter 2008 -29.23%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Retail Class RS Partners Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A	Jul 12, 1995	21.88%	2.83%	12.75%	12.00%
Class A Return After Taxes on Distributions	Jul 12, 1995	21.88%	2.17%	11.47%	10.92%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Jul 12, 1995	14.22%	2.23%	10.82%	10.37%
Class A Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	Jul 12, 1995	24.50%	3.52%	8.42%	10.05%
Class K	Oct 13, 2006	27.32%			2.70%
Class K Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	Oct 13, 2006	24.50%			0.09%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Retail Class | RS Partners Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses	rr_NetExpensesOverAssets	1.53%	[3]
1 Year	rr_ExpenseExampleYear01	623
3 Years	rr_ExpenseExampleYear03	937
5 Years	rr_ExpenseExampleYear05	1,274
10 Years	rr_ExpenseExampleYear10	2,222
1 Year	rr_ExpenseExampleNoRedemptionYear01	623
3 Years	rr_ExpenseExampleNoRedemptionYear03	937
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,274
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,222
Annual Return 2001	rr_AnnualReturn2001	16.72%
Annual Return 2002	rr_AnnualReturn2002	1.23%
Annual Return 2003	rr_AnnualReturn2003	65.63%
Annual Return 2004	rr_AnnualReturn2004	31.81%
Annual Return 2005	rr_AnnualReturn2005	11.94%
Annual Return 2006	rr_AnnualReturn2006	11.19%
Annual Return 2007	rr_AnnualReturn2007	(3.78%)
Annual Return 2008	rr_AnnualReturn2008	(38.63%)
Annual Return 2009	rr_AnnualReturn2009	43.67%
Annual Return 2010	rr_AnnualReturn2010	27.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.23%)
1 Year	rr_AverageAnnualReturnYear01	21.88%
5 Years	rr_AverageAnnualReturnYear05	2.83%
10 Years	rr_AverageAnnualReturnYear10	12.75%
Since Inception	rr_AverageAnnualReturnSinceInception	12.00%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Retail Class | RS Partners Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.88%
5 Years	rr_AverageAnnualReturnYear05	2.17%
10 Years	rr_AverageAnnualReturnYear10	11.47%
Since Inception	rr_AverageAnnualReturnSinceInception	10.92%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Retail Class | RS Partners Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.22%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	10.82%
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Retail Class | RS Partners Fund | Class A | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	8.42%
Since Inception	rr_AverageAnnualReturnSinceInception	10.05%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Retail Class | RS Partners Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses	rr_NetExpensesOverAssets	1.90%	[3]
1 Year	rr_ExpenseExampleYear01	193
3 Years	rr_ExpenseExampleYear03	599
5 Years	rr_ExpenseExampleYear05	1,031
10 Years	rr_ExpenseExampleYear10	2,232
1 Year	rr_ExpenseExampleNoRedemptionYear01	193
3 Years	rr_ExpenseExampleNoRedemptionYear03	599
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,031
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,232
1 Year	rr_AverageAnnualReturnYear01	27.32%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.70%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct 13, 2006
Retail Class | RS Partners Fund | Class K | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.09%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct 13, 2006
Retail Class | RS Partners Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Partners Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in equity securities of small-capitalization companies. The Fund's investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to  $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately  $6.8 billion, based on the size of the largest company on March 31, 2011), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund's investment team currently expects that the Fund will normally hold between 25 and 50 securities positions.

In evaluating investments for the Fund, the Fund's investment team conducts rigorous fundamental research to identify companies with improving returns on invested capital. The investment team's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund's investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies when the investment team's calculation of long-term value, reflecting its future prospects, is at least 50% greater than the current market price.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Non-diversification Risk

The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund's value more than if the Fund were a diversified fund.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-diversification Risk

The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund's value more than if the Fund were a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Second Quarter 2003 24.95% Worst Quarter Fourth Quarter 2008 -29.23%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended December 31, 2010.
[3]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee with respect to Class A shares of the Fund to the extent that Class A's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 1.49%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A shares during the period. The management fee waiver for Class K shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Retail Class | RS Value Fund
RS Value Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class RS Value Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Retail Class RS Value Fund		Class A	Class C	Class K
Management Fees		0.85%	0.85%	0.85%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.28%	0.24%	0.27%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[2]	1.41%	2.12%	1.80%
Fee Waiver/Expense Reimbursement	[2]	(0.10%)	(0.06%)	(0.09%)
Net Expenses	[2]	1.31%	2.06%	1.71%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended December 31, 2010.
[2]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) is imposed pursuant to a written agreement with RS Investments which is in effect through April 30, 2012. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - Retail Class RS Value Fund (USD $)	Class A	Class C	Class K
1 Year	602	309	174
3 Years	891	658	558
5 Years	1,200	1,134	966
10 Years	2,077	2,447	2,109

Assuming No Redemption
Expense Example, No Redemption - Retail Class RS Value Fund (USD $)	Class A	Class C	Class K
1 Year	602	209	174
3 Years	891	658	558
5 Years	1,200	1,134	966
10 Years	2,077	2,447	2,109

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests principally in equity securities that the Fund's investment team believes are undervalued, of companies with market capitalizations between  $1.0 billion and 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately  $75.8 billion, based on the size of the largest company on March 31, 2011). The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. Although the Fund is a diversified mutual fund, the Fund will likely hold a limited number of securities. The Fund's investment team currently expects that the Fund will normally hold between 25 and 50 securities positions.

In evaluating investments for the Fund, the Fund's investment team conducts rigorous fundamental research to identify companies with improving returns on invested capital. The investment team's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund's investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies when the investment team's calculation of long-term value, reflecting its future prospects, is at least 50% greater than the current market price.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Third Quarter 2009 20.05% Worst Quarter Fourth Quarter 2008 -26.55%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Retail Class RS Value Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A	Jun 30, 1993	19.51%	3.03%	9.97%	6.78%
Class A Return After Taxes on Distributions	Jun 30, 1993	19.51%	2.39%	9.63%	6.42%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Jun 30, 1993	12.68%	2.36%	8.78%	5.91%
Class A Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	Jun 30, 1993	24.75%	4.08%	8.07%	10.81%
Class C	May 1, 2007	23.59%			(2.00%)
Class C Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	May 1, 2007	24.75%			(1.77%)
Class K	Dec 4, 2006	24.99%			0.75%
Class K Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	Dec 4, 2006	24.75%			0.41%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Retail Class | RS Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Net Expenses	rr_NetExpensesOverAssets	1.31%	[3]
1 Year	rr_ExpenseExampleYear01	602
3 Years	rr_ExpenseExampleYear03	891
5 Years	rr_ExpenseExampleYear05	1,200
10 Years	rr_ExpenseExampleYear10	2,077
1 Year	rr_ExpenseExampleNoRedemptionYear01	602
3 Years	rr_ExpenseExampleNoRedemptionYear03	891
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,200
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,077
Annual Return 2001	rr_AnnualReturn2001	(8.25%)
Annual Return 2002	rr_AnnualReturn2002	1.38%
Annual Return 2003	rr_AnnualReturn2003	65.98%
Annual Return 2004	rr_AnnualReturn2004	29.31%
Annual Return 2005	rr_AnnualReturn2005	11.67%
Annual Return 2006	rr_AnnualReturn2006	16.37%
Annual Return 2007	rr_AnnualReturn2007	3.76%
Annual Return 2008	rr_AnnualReturn2008	(41.73%)
Annual Return 2009	rr_AnnualReturn2009	38.01%
Annual Return 2010	rr_AnnualReturn2010	25.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.55%)
1 Year	rr_AverageAnnualReturnYear01	19.51%
5 Years	rr_AverageAnnualReturnYear05	3.03%
10 Years	rr_AverageAnnualReturnYear10	9.97%
Since Inception	rr_AverageAnnualReturnSinceInception	6.78%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993
Retail Class | RS Value Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.51%
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	9.63%
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993
Retail Class | RS Value Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.68%
5 Years	rr_AverageAnnualReturnYear05	2.36%
10 Years	rr_AverageAnnualReturnYear10	8.78%
Since Inception	rr_AverageAnnualReturnSinceInception	5.91%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993
Retail Class | RS Value Fund | Class A | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.75%
5 Years	rr_AverageAnnualReturnYear05	4.08%
10 Years	rr_AverageAnnualReturnYear10	8.07%
Since Inception	rr_AverageAnnualReturnSinceInception	10.81%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993
Retail Class | RS Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses	rr_NetExpensesOverAssets	2.06%	[3]
1 Year	rr_ExpenseExampleYear01	309
3 Years	rr_ExpenseExampleYear03	658
5 Years	rr_ExpenseExampleYear05	1,134
10 Years	rr_ExpenseExampleYear10	2,447
1 Year	rr_ExpenseExampleNoRedemptionYear01	209
3 Years	rr_ExpenseExampleNoRedemptionYear03	658
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,134
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,447
1 Year	rr_AverageAnnualReturnYear01	23.59%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(2.00%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Retail Class | RS Value Fund | Class C | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.77%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Retail Class | RS Value Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Net Expenses	rr_NetExpensesOverAssets	1.71%	[3]
1 Year	rr_ExpenseExampleYear01	174
3 Years	rr_ExpenseExampleYear03	558
5 Years	rr_ExpenseExampleYear05	966
10 Years	rr_ExpenseExampleYear10	2,109
1 Year	rr_ExpenseExampleNoRedemptionYear01	174
3 Years	rr_ExpenseExampleNoRedemptionYear03	558
5 Years	rr_ExpenseExampleNoRedemptionYear05	966
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,109
1 Year	rr_AverageAnnualReturnYear01	24.99%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.75%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 4, 2006
Retail Class | RS Value Fund | Class K | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.75%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.41%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 4, 2006
Retail Class | RS Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in equity securities that the Fund's investment team believes are undervalued, of companies with market capitalizations between  $1.0 billion and 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately  $75.8 billion, based on the size of the largest company on March 31, 2011). The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. Although the Fund is a diversified mutual fund, the Fund will likely hold a limited number of securities. The Fund's investment team currently expects that the Fund will normally hold between 25 and 50 securities positions.

In evaluating investments for the Fund, the Fund's investment team conducts rigorous fundamental research to identify companies with improving returns on invested capital. The investment team's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund's investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies when the investment team's calculation of long-term value, reflecting its future prospects, is at least 50% greater than the current market price.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Third Quarter 2009 20.05% Worst Quarter Fourth Quarter 2008 -26.55%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class Y | RS Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(8.25%)	[5]
Annual Return 2002	rr_AnnualReturn2002	1.38%	[5]
Annual Return 2003	rr_AnnualReturn2003	65.98%	[5]
Annual Return 2004	rr_AnnualReturn2004	29.31%	[5]
Annual Return 2005	rr_AnnualReturn2005	11.67%	[5]
Annual Return 2006	rr_AnnualReturn2006	16.37%	[5]
Class Y | RS Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[7]
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
1 Year	rr_ExpenseExampleNoRedemptionYear01	100
3 Years	rr_ExpenseExampleNoRedemptionYear03	312
5 Years	rr_ExpenseExampleNoRedemptionYear05	542
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,201
Annual Return 2007	rr_AnnualReturn2007	3.97%	[5]
Annual Return 2008	rr_AnnualReturn2008	(41.50%)	[5]
Annual Return 2009	rr_AnnualReturn2009	38.63%	[5]
Annual Return 2010	rr_AnnualReturn2010	25.90%	[5]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.48%)
1 Year	rr_AverageAnnualReturnYear01	25.90%
5 Years	rr_AverageAnnualReturnYear05	4.32%	[5]
10 Years	rr_AverageAnnualReturnYear10	10.66%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	7.16%	[5]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993
Class Y | RS Value Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.90%
5 Years	rr_AverageAnnualReturnYear05	3.60%	[5]
10 Years	rr_AverageAnnualReturnYear10	10.28%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.77%	[5]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993
Class Y | RS Value Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.83%
5 Years	rr_AverageAnnualReturnYear05	3.42%	[5]
10 Years	rr_AverageAnnualReturnYear10	9.39%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.25%	[5]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993
Class Y | RS Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in equity securities that the Fund's investment team believes are undervalued, of companies with market capitalizations between  $1.0 billion and 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately  $75.8 billion, based on the size of the largest company on March 31, 2011). The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. Although the Fund is a diversified mutual fund, the Fund will likely hold a limited number of securities. The Fund's investment team currently expects that the Fund will normally hold between 25 and 50 securities positions.

In evaluating investments for the Fund, the Fund's investment team conducts rigorous fundamental research to identify companies with improving returns on invested capital. The investment team's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund's investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies when the investment team's calculation of long-term value, reflecting its future prospects, is at least 50% greater than the current market price.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Third Quarter 2009 20.20% Worst Quarter Fourth Quarter 2008 -26.48%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations June 30, 1993, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Class Y | RS Value Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.75%
5 Years	rr_AverageAnnualReturnYear05	4.08%	[5]
10 Years	rr_AverageAnnualReturnYear10	8.07%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	10.81%	[5]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended December 31, 2010.
[3]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) is imposed pursuant to a written agreement with RS Investments which is in effect through April 30, 2012. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[4]	Contingent deferred sales load applies for shares sold within one year of purchase.
[5]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[6]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended December 31, 2010.
[7]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) is imposed pursuant to a written agreement with RS Investments which is in effect though April 30, 2012, to limit the Fund's Total Annual Fund Operating Expenses to 1.03% for Class Y shares. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Retail Class | RS Large Cap Alpha Fund
RS Large Cap Alpha Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class RS Large Cap Alpha Fund	Class A		Class B		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	3.00%	[2]	1.00%	[3]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Maximum contingent deferred sales load declines to 2.00% if shares are sold in year 3 or 4 after purchase; 1.00% in year 5 or 6; and 0.00% in year 7 and beyond.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Retail Class RS Large Cap Alpha Fund		Class A		Class B	Class C	Class K
Management Fees		0.50%	[1]	0.50%	0.50%	0.50%
Distribution (12b-1) Fees		0.25%	[1]	1.00%	1.00%	0.65%
Other Expenses		0.21%	[1]	0.20%	0.20%	0.18%
Total Annual Fund Operating Expenses	[2]	0.96%	[1]	1.70%	1.70%	1.33%
[1]	This table does not reflect deductions for expenses that relate to owning Class A shares of RS Large Cap Alpha Fund through a Value Guard variable annuity contract. The Value Guard prospectus provides information about such expenses.
[2]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee with respect to Class A shares of the Fund to the extent that Class A's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 0.99%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - Retail Class RS Large Cap Alpha Fund (USD $)	Class A	Class B	Class C	Class K
1 Year	568	473	273	135
3 Years	766	736	536	421
5 Years	981	1,023	923	729
10 Years	1,597	1,812	2,009	1,601

Assuming No Redemption
Expense Example, No Redemption - Retail Class RS Large Cap Alpha Fund (USD $)	Class A	Class B	Class C	Class K
1 Year	568	173	173	135
3 Years	766	536	536	421
5 Years	981	923	923	729
10 Years	1,597	1,812	2,009	1,601

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in companies considered by the Fund's investment team (at the time of purchase) to be large-capitalization companies. The Fund's investment team considers a company to be large-capitalization if its market capitalization is between  $1.0 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately  $417.2 billion, based on the size of the largest company on March 31, 2011). Although the Fund is a diversified mutual fund, the Fund will likely hold a limited number of securities. The Fund's investment team currently expects that the Fund will normally hold between 25 and 50 securities positions.

In evaluating investments for the Fund, the Fund's investment team conducts rigorous fundamental research to identify companies with improving returns on invested capital. The investment team's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund's investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies when the investment team's calculation of long-term value, reflecting its future prospects, is at least 50% greater than the current market price.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

The Fund will typically invest principally in equity securities. The Fund may at times, but will not necessarily, invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of two broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund is the successor to The Guardian Park Avenue Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's investment strategy and investment team changed on March 30, 2009. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Third Quarter 2009 17.47% Worst Quarter First Quarter 2001 -20.50%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Retail Class RS Large Cap Alpha Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A	Jun 1, 1972	11.08%	5.64%	0.70%	11.82%
Class A Return After Taxes on Distributions	Jun 1, 1972	10.46%	5.30%	0.41%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Jun 1, 1972	7.20%	4.65%	0.41%
Class A Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	Jun 1, 1972	15.51%	1.28%	3.26%		[1]
Class A S&P 500 Index (reflects no deduction for fees, expenses or taxes)	Jun 1, 1972	15.06%	2.29%	1.41%	9.92%	[2]
Class B	May 1, 1996	12.75%	5.61%	0.43%	5.31%
Class B Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	May 1, 1996	15.51%	1.28%	3.26%	7.36%
Class B S&P 500 Index (reflects no deduction for fees, expenses or taxes)	May 1, 1996	15.06%	2.29%	1.41%	6.43%
Class C	Aug 7, 2000	14.76%	5.81%	0.19%	(2.16%)
Class C Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	Aug 7, 2000	15.51%	1.28%	3.26%	3.69%
Class C S&P 500 Index (reflects no deduction for fees, expenses or taxes)	Aug 7, 2000	15.06%	2.29%	1.41%	0.30%
Class K	May 15, 2001	16.21%	6.27%		2.15%
Class K Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	May 15, 2001	15.51%	1.28%		3.41%
Class K S&P 500 Index (reflects no deduction for fees, expenses or taxes)	May 15, 2001	15.06%	2.29%		2.00%
[1]	No since inception performance returns are shown for Class A shares because the inception date for Class A shares was prior to the inception date of the Russell 1000® Value Index.
[2]	Since inception returns for the S&P 500 Index shown in the table are since May 31, 1972, the month end prior to the inception of Class A shares.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Retail Class | RS Large Cap Alpha Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[2],[3]
1 Year	rr_ExpenseExampleYear01	568
3 Years	rr_ExpenseExampleYear03	766
5 Years	rr_ExpenseExampleYear05	981
10 Years	rr_ExpenseExampleYear10	1,597
1 Year	rr_ExpenseExampleNoRedemptionYear01	568
3 Years	rr_ExpenseExampleNoRedemptionYear03	766
5 Years	rr_ExpenseExampleNoRedemptionYear05	981
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,597
Annual Return 2001	rr_AnnualReturn2001	(21.75%)
Annual Return 2002	rr_AnnualReturn2002	(21.56%)
Annual Return 2003	rr_AnnualReturn2003	20.95%
Annual Return 2004	rr_AnnualReturn2004	5.64%
Annual Return 2005	rr_AnnualReturn2005	3.90%
Annual Return 2006	rr_AnnualReturn2006	16.87%
Annual Return 2007	rr_AnnualReturn2007	14.78%
Annual Return 2008	rr_AnnualReturn2008	(29.29%)
Annual Return 2009	rr_AnnualReturn2009	24.89%
Annual Return 2010	rr_AnnualReturn2010	16.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.50%)
1 Year	rr_AverageAnnualReturnYear01	11.08%
5 Years	rr_AverageAnnualReturnYear05	5.64%
10 Years	rr_AverageAnnualReturnYear10	0.70%
Since Inception	rr_AverageAnnualReturnSinceInception	11.82%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 1, 1972
Retail Class | RS Large Cap Alpha Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.46%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	0.41%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 1, 1972
Retail Class | RS Large Cap Alpha Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.20%
5 Years	rr_AverageAnnualReturnYear05	4.65%
10 Years	rr_AverageAnnualReturnYear10	0.41%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 1, 1972
Retail Class | RS Large Cap Alpha Fund | Class A | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 1, 1972
Retail Class | RS Large Cap Alpha Fund | Class A | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	9.92%	[5]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 1, 1972
Retail Class | RS Large Cap Alpha Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[6]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[3]
1 Year	rr_ExpenseExampleYear01	473
3 Years	rr_ExpenseExampleYear03	736
5 Years	rr_ExpenseExampleYear05	1,023
10 Years	rr_ExpenseExampleYear10	1,812
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	536
5 Years	rr_ExpenseExampleNoRedemptionYear05	923
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,812
1 Year	rr_AverageAnnualReturnYear01	12.75%
5 Years	rr_AverageAnnualReturnYear05	5.61%
10 Years	rr_AverageAnnualReturnYear10	0.43%
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1996
Retail Class | RS Large Cap Alpha Fund | Class B | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1996
Retail Class | RS Large Cap Alpha Fund | Class B | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1996
Retail Class | RS Large Cap Alpha Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[3]
1 Year	rr_ExpenseExampleYear01	273
3 Years	rr_ExpenseExampleYear03	536
5 Years	rr_ExpenseExampleYear05	923
10 Years	rr_ExpenseExampleYear10	2,009
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	536
5 Years	rr_ExpenseExampleNoRedemptionYear05	923
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,009
1 Year	rr_AverageAnnualReturnYear01	14.76%
5 Years	rr_AverageAnnualReturnYear05	5.81%
10 Years	rr_AverageAnnualReturnYear10	0.19%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.16%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
Retail Class | RS Large Cap Alpha Fund | Class C | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
Retail Class | RS Large Cap Alpha Fund | Class C | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	0.30%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
Retail Class | RS Large Cap Alpha Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[3]
1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	729
10 Years	rr_ExpenseExampleYear10	1,601
1 Year	rr_ExpenseExampleNoRedemptionYear01	135
3 Years	rr_ExpenseExampleNoRedemptionYear03	421
5 Years	rr_ExpenseExampleNoRedemptionYear05	729
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,601
1 Year	rr_AverageAnnualReturnYear01	16.21%
5 Years	rr_AverageAnnualReturnYear05	6.27%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.15%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
Retail Class | RS Large Cap Alpha Fund | Class K | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
Retail Class | RS Large Cap Alpha Fund | Class K | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
Retail Class | RS Large Cap Alpha Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Large Cap Alpha Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets in companies considered by the Fund's investment team (at the time of purchase) to be large-capitalization companies. The Fund's investment team considers a company to be large-capitalization if its market capitalization is between  $1.0 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately  $417.2 billion, based on the size of the largest company on March 31, 2011). Although the Fund is a diversified mutual fund, the Fund will likely hold a limited number of securities. The Fund's investment team currently expects that the Fund will normally hold between 25 and 50 securities positions.

In evaluating investments for the Fund, the Fund's investment team conducts rigorous fundamental research to identify companies with improving returns on invested capital. The investment team's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund's investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies when the investment team's calculation of long-term value, reflecting its future prospects, is at least 50% greater than the current market price.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

The Fund will typically invest principally in equity securities. The Fund may at times, but will not necessarily, invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of two broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund is the successor to The Guardian Park Avenue Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's investment strategy and investment team changed on March 30, 2009. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Third Quarter 2009 17.47% Worst Quarter First Quarter 2001 -20.50%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	This table does not reflect deductions for expenses that relate to owning Class A shares of RS Large Cap Alpha Fund through a Value Guard variable annuity contract. The Value Guard prospectus provides information about such expenses.
[3]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee with respect to Class A shares of the Fund to the extent that Class A's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 0.99%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[4]	No since inception performance returns are shown for Class A shares because the inception date for Class A shares was prior to the inception date of the Russell 1000® Value Index.
[5]	Since inception returns for the S&P 500 Index shown in the table are since May 31, 1972, the month end prior to the inception of Class A shares.
[6]	Maximum contingent deferred sales load declines to 2.00% if shares are sold in year 3 or 4 after purchase; 1.00% in year 5 or 6; and 0.00% in year 7 and beyond.
[7]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class | RS Investors Fund
RS Investors Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class RS Investors Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Retail Class RS Investors Fund		Class A	Class C	Class K
Management Fees		1.00%	1.00%	1.00%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.93%	1.57%	1.18%
Total Annual Fund Operating Expenses	[1]	2.18%	3.57%	2.83%
Fee Waiver/Expense Reimbursement	[1]	(0.88%)	(1.52%)	(1.13%)
Net Expenses	[1]	1.30%	2.05%	1.70%
[1]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) is imposed pursuant to a written agreement with RS Investments which is in effect through April 30, 2012. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - Retail Class RS Investors Fund (USD $)	Class A	Class C	Class K
1 Year	601	308	173
3 Years	1,044	954	770
5 Years	1,512	1,721	1,394
10 Years	2,803	3,737	3,075

Assuming No Redemption
Expense Example, No Redemption - Retail Class RS Investors Fund (USD $)	Class A	Class C	Class K
1 Year	601	208	173
3 Years	1,044	954	770
5 Years	1,512	1,721	1,394
10 Years	2,803	3,737	3,075

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests in securities that the Fund's investment team believes are undervalued. The Fund will typically invest most of its assets in equity securities of small-, mid-, or large-capitalization companies. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund's investment team currently expects that the Fund will normally hold between 15 and 40 securities positions.

In evaluating investments for the Fund, the Fund's investment team conducts rigorous fundamental research to identify companies with improving returns on invested capital. The investment team's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund's investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies when the investment team's calculation of long-term value, reflecting its future prospects, is at least 50% greater than the current market price.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Limited Portfolio/Non-diversification Risk

The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund's value more than if the Fund were a diversified fund.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2009 26.20% Worst Quarter Fourth Quarter 2008 -35.17%

Annual Return for Class A Shares (periods ended 12/31/10)
Average Annual Total Returns - Retail Class RS Investors Fund	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class A	Nov 15, 2005	19.03%	1.19%	2.01%
Class A Return After Taxes on Distributions	Nov 15, 2005	19.03%	(0.48%)	0.37%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Nov 15, 2005	12.37%	0.29%	1.00%
Class A Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)	Nov 15, 2005	16.23%	1.45%	1.89%
Class C	Jul 24, 2007	23.79%		(4.49%)
Class C Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)	Jul 24, 2007	16.23%		(5.02%)
Class K	Jan 3, 2007	24.71%		(2.14%)
Class K Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)	Jan 3, 2007	16.23%		(3.14%)

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Retail Class | RS Investors Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.93%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.30%	[2]
1 Year	rr_ExpenseExampleYear01	601
3 Years	rr_ExpenseExampleYear03	1,044
5 Years	rr_ExpenseExampleYear05	1,512
10 Years	rr_ExpenseExampleYear10	2,803
1 Year	rr_ExpenseExampleNoRedemptionYear01	601
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,044
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,512
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,803
Annual Return 2006	rr_AnnualReturn2006	17.55%
Annual Return 2007	rr_AnnualReturn2007	(0.72%)
Annual Return 2008	rr_AnnualReturn2008	(49.50%)
Annual Return 2009	rr_AnnualReturn2009	51.32%
Annual Return 2010	rr_AnnualReturn2010	24.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.17%)
1 Year	rr_AverageAnnualReturnYear01	19.03%
5 Years	rr_AverageAnnualReturnYear05	1.19%
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 2005
Retail Class | RS Investors Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.03%
5 Years	rr_AverageAnnualReturnYear05	(0.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.37%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 2005
Retail Class | RS Investors Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.37%
5 Years	rr_AverageAnnualReturnYear05	0.29%
Since Inception	rr_AverageAnnualReturnSinceInception	1.00%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 2005
Retail Class | RS Investors Fund | Class A | Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.23%
5 Years	rr_AverageAnnualReturnYear05	1.45%
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 2005
Retail Class | RS Investors Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.57%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.52%)	[2]
Net Expenses	rr_NetExpensesOverAssets	2.05%	[2]
1 Year	rr_ExpenseExampleYear01	308
3 Years	rr_ExpenseExampleYear03	954
5 Years	rr_ExpenseExampleYear05	1,721
10 Years	rr_ExpenseExampleYear10	3,737
1 Year	rr_ExpenseExampleNoRedemptionYear01	208
3 Years	rr_ExpenseExampleNoRedemptionYear03	954
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,721
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,737
1 Year	rr_AverageAnnualReturnYear01	23.79%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(4.49%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 24, 2007
Retail Class | RS Investors Fund | Class C | Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.23%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(5.02%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 24, 2007
Retail Class | RS Investors Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	1.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.83%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.70%	[2]
1 Year	rr_ExpenseExampleYear01	173
3 Years	rr_ExpenseExampleYear03	770
5 Years	rr_ExpenseExampleYear05	1,394
10 Years	rr_ExpenseExampleYear10	3,075
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	770
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,394
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,075
1 Year	rr_AverageAnnualReturnYear01	24.71%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(2.14%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 3, 2007
Retail Class | RS Investors Fund | Class K | Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.23%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(3.14%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 3, 2007
Retail Class | RS Investors Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Investors Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in securities that the Fund's investment team believes are undervalued. The Fund will typically invest most of its assets in equity securities of small-, mid-, or large-capitalization companies. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund's investment team currently expects that the Fund will normally hold between 15 and 40 securities positions.

In evaluating investments for the Fund, the Fund's investment team conducts rigorous fundamental research to identify companies with improving returns on invested capital. The investment team's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund's investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies when the investment team's calculation of long-term value, reflecting its future prospects, is at least 50% greater than the current market price.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Limited Portfolio/Non-diversification Risk

The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund's value more than if the Fund were a diversified fund.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Second Quarter 2009 26.20% Worst Quarter Fourth Quarter 2008 -35.17%

Performance Table Heading	rr_PerformanceTableHeading	Annual Return for Class A Shares (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) is imposed pursuant to a written agreement with RS Investments which is in effect through April 30, 2012. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class | RS Global Natural Resources Fund
RS Global Natural Resources Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class RS Global Natural Resources Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Retail Class RS Global Natural Resources Fund		Class A	Class C	Class K
Management Fees		1.00%	1.00%	1.00%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.22%	0.25%	0.27%
Total Annual Fund Operating Expenses	[1]	1.47%	2.25%	1.92%
Fee Waiver/Expense Reimbursement	[1]	(0.02%)	(0.02%)	(0.02%)
Net Expenses	[1]	1.45%	2.23%	1.90%
[1]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee with respect to Class A shares of the Fund to the extent that Class A's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 1.45%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A shares during the period. The management fee waiver for Class C and Class K shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - Retail Class RS Global Natural Resources Fund (USD $)	Class A	Class C	Class K
1 Year	616	326	193
3 Years	916	701	601
5 Years	1,238	1,203	1,035
10 Years	2,147	2,583	2,242

Assuming No Redemption
Expense Example, No Redemption - Retail Class RS Global Natural Resources Fund (USD $)	Class A	Class C	Class K
1 Year	616	226	193
3 Years	916	701	601
5 Years	1,238	1,203	1,035
10 Years	2,147	2,583	2,242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in securities of companies that the Fund's investment team considers to be principally engaged in natural resources industries. The Fund may invest in securities of issuers located anywhere in the world and normally will invest in securities of companies located in at least three countries, which may include the United States. Although the Fund is a diversified mutual fund, the Fund will likely hold a limited number of securities. The Fund's investment team currently expects that the Fund will normally hold between 30 and 40 securities positions.

In evaluating investments for the Fund, the Fund's investment team conducts rigorous fundamental research focused on what the Fund's investment team believes to be low-cost producing companies with "advantaged assets" that have the potential to create value across a commodity cycle, irrespective of changes in commodity prices. The Fund's investment team utilizes an excess Return on Invested Capital (ROIC) measure, and it believes advantaged producers are able to generate excess ROIC throughout a full commodity price cycle. The Fund's investment team focuses on understanding and evaluating a management team's capital deployment philosophy, and seeks to invest in companies with high quality management teams that are committed to a cash flow return methodology.

Companies in natural resources industries include companies that the Fund's investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. Natural resources may include, for example, energy sources, precious and other metals, forest products, real estate, food and agriculture, and other basic commodities.

A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company's assets, gross income, cash flow, or net profits is, in the Fund's investment team's judgment, committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if the Fund's investment team believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in natural resources industries.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Concentration Risk

Concentrating investments in the natural resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

Fund Performance

The bar chart and the table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of three broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Third Quarter 2005 28.74% Worst Quarter Third Quarter 2008 -34.23%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Retail Class RS Global Natural Resources Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A	Nov 15, 1995	19.57%	6.30%	15.82%	11.50%
Class A Return After Taxes on Distributions	Nov 15, 1995	19.57%	5.44%	14.96%	10.88%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Nov 15, 1995	12.72%	5.15%	13.96%	10.20%
Class A S&P North American Natural Resources Sector Index (reflects no deduction for fees, expenses or taxes)	Nov 15, 1995	23.88%	8.99%	9.96%		[1]
Class A MSCI World Commodity Producers Index	Nov 15, 1995	14.05%	9.36%	11.78%		[1]
Class A S&P 500 Index (reflects no deduction for fees, expenses or taxes)	Nov 15, 1995	15.06%	2.29%	1.41%	6.98%
Class C	May 1, 2007	23.57%			3.10%
Class C S&P North American Natural Resources Sector Index (reflects no deduction for fees, expenses or taxes)	May 1, 2007	23.88%			5.10%
Class C MSCI World Commodity Producers Index	May 1, 2007	14.05%			4.00%
Class C S&P 500 Index (reflects no deduction for fees, expenses or taxes)	May 1, 2007	15.06%			(2.31%)
Class K	Dec 4, 2006	24.95%			5.21%
Class K S&P North American Natural Resources Sector Index (reflects no deduction for fees, expenses or taxes)	Dec 4, 2006	23.88%			6.17%
Class K MSCI World Commodity Producers Index	Dec 4, 2006	14.05%			5.49%
Class K S&P 500 Index (reflects no deduction for fees, expenses or taxes)	Dec 4, 2006	15.06%			(0.62%)
[1]	No since inception performance returns are shown for Class A shares because the inception date of the Class A shares was prior to the inception date of the S&P North American Natural Resources Sector Index™ and the MSCI World Commodity Producers Index.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Retail Class | RS Global Natural Resources Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.45%	[2]
1 Year	rr_ExpenseExampleYear01	616
3 Years	rr_ExpenseExampleYear03	916
5 Years	rr_ExpenseExampleYear05	1,238
10 Years	rr_ExpenseExampleYear10	2,147
1 Year	rr_ExpenseExampleNoRedemptionYear01	616
3 Years	rr_ExpenseExampleNoRedemptionYear03	916
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,238
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,147
Annual Return 2001	rr_AnnualReturn2001	0.61%
Annual Return 2002	rr_AnnualReturn2002	17.04%
Annual Return 2003	rr_AnnualReturn2003	42.13%
Annual Return 2004	rr_AnnualReturn2004	34.43%
Annual Return 2005	rr_AnnualReturn2005	42.23%
Annual Return 2006	rr_AnnualReturn2006	8.11%
Annual Return 2007	rr_AnnualReturn2007	32.08%
Annual Return 2008	rr_AnnualReturn2008	(46.76%)
Annual Return 2009	rr_AnnualReturn2009	49.33%
Annual Return 2010	rr_AnnualReturn2010	25.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2005
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.23%)
1 Year	rr_AverageAnnualReturnYear01	19.57%
5 Years	rr_AverageAnnualReturnYear05	6.30%
10 Years	rr_AverageAnnualReturnYear10	15.82%
Since Inception	rr_AverageAnnualReturnSinceInception	11.50%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Retail Class | RS Global Natural Resources Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.57%
5 Years	rr_AverageAnnualReturnYear05	5.44%
10 Years	rr_AverageAnnualReturnYear10	14.96%
Since Inception	rr_AverageAnnualReturnSinceInception	10.88%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Retail Class | RS Global Natural Resources Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.72%
5 Years	rr_AverageAnnualReturnYear05	5.15%
10 Years	rr_AverageAnnualReturnYear10	13.96%
Since Inception	rr_AverageAnnualReturnSinceInception	10.20%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Retail Class | RS Global Natural Resources Fund | Class A | S&P North American Natural Resources Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.88%
5 Years	rr_AverageAnnualReturnYear05	8.99%
10 Years	rr_AverageAnnualReturnYear10	9.96%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Retail Class | RS Global Natural Resources Fund | Class A | MSCI World Commodity Producers Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.05%
5 Years	rr_AverageAnnualReturnYear05	9.36%
10 Years	rr_AverageAnnualReturnYear10	11.78%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Retail Class | RS Global Natural Resources Fund | Class A | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	6.98%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Retail Class | RS Global Natural Resources Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses	rr_NetExpensesOverAssets	2.23%	[2]
1 Year	rr_ExpenseExampleYear01	326
3 Years	rr_ExpenseExampleYear03	701
5 Years	rr_ExpenseExampleYear05	1,203
10 Years	rr_ExpenseExampleYear10	2,583
1 Year	rr_ExpenseExampleNoRedemptionYear01	226
3 Years	rr_ExpenseExampleNoRedemptionYear03	701
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,203
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,583
1 Year	rr_AverageAnnualReturnYear01	23.57%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.10%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Retail Class | RS Global Natural Resources Fund | Class C | S&P North American Natural Resources Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.88%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Retail Class | RS Global Natural Resources Fund | Class C | MSCI World Commodity Producers Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.05%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Retail Class | RS Global Natural Resources Fund | Class C | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(2.31%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Retail Class | RS Global Natural Resources Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.90%	[2]
1 Year	rr_ExpenseExampleYear01	193
3 Years	rr_ExpenseExampleYear03	601
5 Years	rr_ExpenseExampleYear05	1,035
10 Years	rr_ExpenseExampleYear10	2,242
1 Year	rr_ExpenseExampleNoRedemptionYear01	193
3 Years	rr_ExpenseExampleNoRedemptionYear03	601
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,035
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,242
1 Year	rr_AverageAnnualReturnYear01	24.95%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.21%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 4, 2006
Retail Class | RS Global Natural Resources Fund | Class K | S&P North American Natural Resources Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.88%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.17%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 4, 2006
Retail Class | RS Global Natural Resources Fund | Class K | MSCI World Commodity Producers Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.05%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 4, 2006
Retail Class | RS Global Natural Resources Fund | Class K | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.62%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 4, 2006
Retail Class | RS Global Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Global Natural Resources Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets in securities of companies that the Fund's investment team considers to be principally engaged in natural resources industries. The Fund may invest in securities of issuers located anywhere in the world and normally will invest in securities of companies located in at least three countries, which may include the United States. Although the Fund is a diversified mutual fund, the Fund will likely hold a limited number of securities. The Fund's investment team currently expects that the Fund will normally hold between 30 and 40 securities positions.

In evaluating investments for the Fund, the Fund's investment team conducts rigorous fundamental research focused on what the Fund's investment team believes to be low-cost producing companies with "advantaged assets" that have the potential to create value across a commodity cycle, irrespective of changes in commodity prices. The Fund's investment team utilizes an excess Return on Invested Capital (ROIC) measure, and it believes advantaged producers are able to generate excess ROIC throughout a full commodity price cycle. The Fund's investment team focuses on understanding and evaluating a management team's capital deployment philosophy, and seeks to invest in companies with high quality management teams that are committed to a cash flow return methodology.

Companies in natural resources industries include companies that the Fund's investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. Natural resources may include, for example, energy sources, precious and other metals, forest products, real estate, food and agriculture, and other basic commodities.

A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company's assets, gross income, cash flow, or net profits is, in the Fund's investment team's judgment, committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if the Fund's investment team believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in natural resources industries.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Concentration Risk

Concentrating investments in the natural resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of three broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of three broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Third Quarter 2005 28.74% Worst Quarter Third Quarter 2008 -34.23%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class Y | RS Global Natural Resources Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	0.61%	[5]
Annual Return 2002	rr_AnnualReturn2002	17.04%	[5]
Annual Return 2003	rr_AnnualReturn2003	42.13%	[5]
Annual Return 2004	rr_AnnualReturn2004	34.43%	[5]
Annual Return 2005	rr_AnnualReturn2005	42.23%	[5]
Annual Return 2006	rr_AnnualReturn2006	8.11%	[5]
Class Y | RS Global Natural Resources Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[6]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Net Expenses	rr_NetExpensesOverAssets	1.11%	[6]
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	357
5 Years	rr_ExpenseExampleYear05	620
10 Years	rr_ExpenseExampleYear10	1,373
1 Year	rr_ExpenseExampleNoRedemptionYear01	113
3 Years	rr_ExpenseExampleNoRedemptionYear03	357
5 Years	rr_ExpenseExampleNoRedemptionYear05	620
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,373
Annual Return 2007	rr_AnnualReturn2007	32.35%	[5]
Annual Return 2008	rr_AnnualReturn2008	(46.57%)	[5]
Annual Return 2009	rr_AnnualReturn2009	49.80%	[5]
Annual Return 2010	rr_AnnualReturn2010	25.95%	[5]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2005
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.17%)
1 Year	rr_AverageAnnualReturnYear01	25.95%
5 Years	rr_AverageAnnualReturnYear05	7.60%	[7]
10 Years	rr_AverageAnnualReturnYear10	16.53%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	11.95%	[7]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Class Y | RS Global Natural Resources Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.95%
5 Years	rr_AverageAnnualReturnYear05	6.73%	[7]
10 Years	rr_AverageAnnualReturnYear10	15.66%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	11.32%	[7]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Class Y | RS Global Natural Resources Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.87%
5 Years	rr_AverageAnnualReturnYear05	6.28%	[7]
10 Years	rr_AverageAnnualReturnYear10	14.62%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	10.62%	[7]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Class Y | RS Global Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Global Natural Resources Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets in securities of companies that the Fund's investment team considers to be principally engaged in natural resources industries. The Fund may invest in securities of issuers located anywhere in the world and normally will invest in securities of companies located in at least three countries, which may include the United States. Although the Fund is a diversified mutual fund, the Fund will likely hold a limited number of securities. The Fund's investment team currently expects that the Fund will normally hold between 30 and 40 securities positions.

In evaluating investments for the Fund, the Fund's investment team conducts rigorous fundamental research focused on what the Fund's investment team believes to be low-cost producing companies with "advantaged assets" that have the potential to create value across a commodity cycle, irrespective of changes in commodity prices. The Fund's investment team utilizes an excess Return on Invested Capital (ROIC) measure, and it believes advantaged producers are able to generate excess ROIC throughout a full commodity price cycle. The Fund's investment team focuses on understanding and evaluating a management team's capital deployment philosophy, and seeks to invest in companies with high quality management teams that are committed to a cash flow return methodology.

Companies in natural resources industries include companies that the Fund's investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. Natural resources may include, for example, energy sources, precious and other metals, forest products, real estate, food and agriculture, and other basic commodities.

A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company's assets, gross income, cash flow, or net profits is, in the Fund's investment team's judgment, committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if the Fund's investment team believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in natural resources industries.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Concentration Risk

Concentrating investments in the natural resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of three broad measures of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of three broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Third Quarter 2005 28.74% Worst Quarter Third Quarter 2008 -34.17%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations November 15, 1995, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Class Y | RS Global Natural Resources Fund | S&P North American Natural Resources Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.88%
5 Years	rr_AverageAnnualReturnYear05	8.99%	[7]
10 Years	rr_AverageAnnualReturnYear10	9.96%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception		[7],[8]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Class Y | RS Global Natural Resources Fund | MSCI World Commodity Producers Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.05%
5 Years	rr_AverageAnnualReturnYear05	9.36%	[7]
10 Years	rr_AverageAnnualReturnYear10	11.78%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception		[7],[8]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Class Y | RS Global Natural Resources Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%	[7]
10 Years	rr_AverageAnnualReturnYear10	1.41%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	6.98%	[7]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee with respect to Class A shares of the Fund to the extent that Class A's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 1.45%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A shares during the period. The management fee waiver for Class C and Class K shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[3]	No since inception performance returns are shown for Class A shares because the inception date of the Class A shares was prior to the inception date of the S&P North American Natural Resources Sector Index™ and the MSCI World Commodity Producers Index.
[4]	Contingent deferred sales load applies for shares sold within one year of purchase.
[5]	Returns for the periods through May 1, 2007, reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[6]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee paid by Class Y shares of the Fund so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. The amount of the management fee waiver for Class Y shares shown in the table is based on the amount of the management fee waiver for Class A shares set forth in the fee table for Class A shares. The management fee waiver for Class Y shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[7]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[8]	No since inception performance returns are shown for S&P North American Natural Resources Sector Index™ or MSCI World Commodity Producers Index because the inception date for Class A shares was prior to the inception date of the S&P North American Natural Resources Sector Index™ and the MSCI World Commodity Producers Index.

Retail Class | RS Capital Appreciation Fund
RS Capital Appreciation Fund
Investment Objective
Long-term growth of capital.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class RS Capital Appreciation Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Retail Class RS Capital Appreciation Fund		Class A	Class C	Class K
Management Fees		0.80%	0.80%	0.80%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses	[1]	0.30%	0.37%	0.22%
Total Annual Fund Operating Expenses	[2]	1.35%	2.17%	1.67%
Fee Waiver/Expense Reimbursement	[2]	(0.10%)	(0.10%)	(0.10%)
Net Expenses	[2]	1.25%	2.07%	1.57%
[1]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[2]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee with respect to Class A shares of the Fund to the extent that Class A's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 1.25%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A shares during the period. The management fee waiver for Class C and Class K shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - Retail Class RS Capital Appreciation Fund (USD $)	Class A	Class C	Class K
1 Year	596	310	160
3 Years	873	669	517
5 Years	1,170	1,155	898
10 Years	2,013	2,495	1,968

Assuming No Redemption
Expense Example, No Redemption - Retail Class RS Capital Appreciation Fund (USD $)	Class A	Class C	Class K
1 Year	596	210	160
3 Years	873	669	517
5 Years	1,170	1,155	898
10 Years	2,013	2,495	1,968

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund commenced operations on September 7, 2010. During the most recent fiscal year, the Fund's portfolio turnover rate (not annualized) was22% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests primarily in common stocks, preferred stocks and securities convertible into common stocks. The Fund typically invests primarily in the securities of U.S. large capitalization companies, but may invest in the securities of foreign companies and companies of any market capitalization. The Fund's investment team currently considers a company to be large-capitalization if its market capitalization is between  $1.0 billion and the market capitalization of the largest company included in the S&P 500® Index on the last day of the most recent quarter (currently, approximately  $417.2 billion, based on the size of the largest company on March 31, 2011). The Fund may invest in securities traded on securities exchanges or over-the-counter. The Fund's investment team currently expects that the Fund will normally hold between 20 and 30 securities positions.

The Fund's investment team combines elements of traditional growth and value investment disciplines in its management of the Fund. The investment team performs fundamental research on individual companies and seeks to identify advantaged businesses that can produce predictable and growing excess cash flow. The team seeks to purchase companies with these growth characteristics only when the companies' current market value is lower than the investment team's estimate of the companies' long-term intrinsic values.

The investment team seeks to identify "advantaged businesses," which are companies the investment team believes have one or more of the following growth characteristics:

■	Growth potential — companies that can grow by leveraging their structural, competitive and economic positions into other markets and/or products

■	Financial strength — companies with solid financial foundations, as represented by strong balance sheets and prudent levels of debt

■

Cash flow generation — companies that can typically generate excess cash flow beyond that needed to fund internal needs for capital replacement and expansion, without excessive need for debt or new equity offerings

■	Pricing flexibility — companies that demonstrate the ability to insulate their economics from extremely competitive pricing pressure

■	Franchise position — companies that typically have a leading market share, or a defined niche in their market

■	Competitive barriers to entry — companies that tend to operate in industries with significant barriers to entry

■	Attractive returns on capital — companies that tend to generate above average returns on the capital they deploy

Once the investment team identifies an advantaged company with one or more of these growth characteristics, it evaluates the company's current market price on the basis of a number of criteria, including:

■	Discounted cash flow analysis — whether the company's current market value reflects an acceptable discount to the value of the business as determined by cash flow analysis

■

Discount to comparable transaction value — whether the company's current market value reflects a substantial discount from a price at which the securities of comparable businesses have been sold in arms length transactions

■

Discount to asset value — whether the company's current market value reflects a substantial discount from the company's asset value, as determined by the Fund's investment team based on its analysis of the company's hidden assets, such as overfunded pension plans, understated value of inventories, appreciated real estate, brand names and franchises.

While investments are generally made for the long term, they are typically sold when the investment team believes that:

■	Anticipated price appreciation has been achieved or is no longer probable;

■	Alternate investments offer superior total return prospects; or

■	A fundamental change has occurred in the company or its market.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Non-diversification Risk

The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund's value more than if the Fund were a diversified fund.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Foreign Securities Risk

Foreign securities are subject to political, regulatory and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund is the successor to Oak Value Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and table includes that of the Predecessor Fund for periods prior to September 7, 2010. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2003 26.13% Worst Quarter Fourth Quarter 2008 -21.85%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Retail Class RS Capital Appreciation Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date of Share Class
Class A	3.11%	1.77%	1.47%	8.51%	Jan 18, 1993
Class A Return After Taxes on Distributions	3.07%	0.14%	0.58%	7.50%	Jan 18, 1993
Class A Return After Taxes on Distributions and Sale of Fund Shares	2.02%	1.34%	1.14%	7.32%	Jan 18, 1993
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	8.15%	Jan 18, 1993

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance information is not presented for Class C and Class K shares of the Fund because, as of the date of this Prospectus, Class C and Class K shares do not have a full calendar year of performance. Class A shares represent an investment in the same portfolio of securities as Class C and Class K shares. Annual returns of the two classes would differ from the returns of Class A to the extent that Class C and Class K shares do not have the same expenses as Class A shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Retail Class | RS Capital Appreciation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Net Expenses	rr_NetExpensesOverAssets	1.25%	[3]
1 Year	rr_ExpenseExampleYear01	596
3 Years	rr_ExpenseExampleYear03	873
5 Years	rr_ExpenseExampleYear05	1,170
10 Years	rr_ExpenseExampleYear10	2,013
1 Year	rr_ExpenseExampleNoRedemptionYear01	596
3 Years	rr_ExpenseExampleNoRedemptionYear03	873
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,170
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,013
Annual Return 2001	rr_AnnualReturn2001	(0.47%)
Annual Return 2002	rr_AnnualReturn2002	(24.34%)
Annual Return 2003	rr_AnnualReturn2003	32.11%
Annual Return 2004	rr_AnnualReturn2004	7.97%
Annual Return 2005	rr_AnnualReturn2005	(1.37%)
Annual Return 2006	rr_AnnualReturn2006	14.18%
Annual Return 2007	rr_AnnualReturn2007	4.87%
Annual Return 2008	rr_AnnualReturn2008	(33.71%)
Annual Return 2009	rr_AnnualReturn2009	33.41%
Annual Return 2010	rr_AnnualReturn2010	8.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.85%)
1 Year	rr_AverageAnnualReturnYear01	3.11%
5 Years	rr_AverageAnnualReturnYear05	1.77%
10 Years	rr_AverageAnnualReturnYear10	1.47%
Since Inception	rr_AverageAnnualReturnSinceInception	8.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 18, 1993
Retail Class | RS Capital Appreciation Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.07%
5 Years	rr_AverageAnnualReturnYear05	0.14%
10 Years	rr_AverageAnnualReturnYear10	0.58%
Since Inception	rr_AverageAnnualReturnSinceInception	7.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 18, 1993
Retail Class | RS Capital Appreciation Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.02%
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	1.14%
Since Inception	rr_AverageAnnualReturnSinceInception	7.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 18, 1993
Retail Class | RS Capital Appreciation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Net Expenses	rr_NetExpensesOverAssets	2.07%	[3]
1 Year	rr_ExpenseExampleYear01	310
3 Years	rr_ExpenseExampleYear03	669
5 Years	rr_ExpenseExampleYear05	1,155
10 Years	rr_ExpenseExampleYear10	2,495
1 Year	rr_ExpenseExampleNoRedemptionYear01	210
3 Years	rr_ExpenseExampleNoRedemptionYear03	669
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,155
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,495
Retail Class | RS Capital Appreciation Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Net Expenses	rr_NetExpensesOverAssets	1.57%	[3]
1 Year	rr_ExpenseExampleYear01	160
3 Years	rr_ExpenseExampleYear03	517
5 Years	rr_ExpenseExampleYear05	898
10 Years	rr_ExpenseExampleYear10	1,968
1 Year	rr_ExpenseExampleNoRedemptionYear01	160
3 Years	rr_ExpenseExampleNoRedemptionYear03	517
5 Years	rr_ExpenseExampleNoRedemptionYear05	898
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,968
Retail Class | RS Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Capital Appreciation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund commenced operations on September 7, 2010. During the most recent fiscal year, the Fund's portfolio turnover rate (not annualized) was22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks, preferred stocks and securities convertible into common stocks. The Fund typically invests primarily in the securities of U.S. large capitalization companies, but may invest in the securities of foreign companies and companies of any market capitalization. The Fund's investment team currently considers a company to be large-capitalization if its market capitalization is between  $1.0 billion and the market capitalization of the largest company included in the S&P 500® Index on the last day of the most recent quarter (currently, approximately  $417.2 billion, based on the size of the largest company on March 31, 2011). The Fund may invest in securities traded on securities exchanges or over-the-counter. The Fund's investment team currently expects that the Fund will normally hold between 20 and 30 securities positions.

The Fund's investment team combines elements of traditional growth and value investment disciplines in its management of the Fund. The investment team performs fundamental research on individual companies and seeks to identify advantaged businesses that can produce predictable and growing excess cash flow. The team seeks to purchase companies with these growth characteristics only when the companies' current market value is lower than the investment team's estimate of the companies' long-term intrinsic values.

The investment team seeks to identify "advantaged businesses," which are companies the investment team believes have one or more of the following growth characteristics:

■	Growth potential — companies that can grow by leveraging their structural, competitive and economic positions into other markets and/or products

■	Financial strength — companies with solid financial foundations, as represented by strong balance sheets and prudent levels of debt

■

Cash flow generation — companies that can typically generate excess cash flow beyond that needed to fund internal needs for capital replacement and expansion, without excessive need for debt or new equity offerings

■	Pricing flexibility — companies that demonstrate the ability to insulate their economics from extremely competitive pricing pressure

■	Franchise position — companies that typically have a leading market share, or a defined niche in their market

■	Competitive barriers to entry — companies that tend to operate in industries with significant barriers to entry

■	Attractive returns on capital — companies that tend to generate above average returns on the capital they deploy

Once the investment team identifies an advantaged company with one or more of these growth characteristics, it evaluates the company's current market price on the basis of a number of criteria, including:

■	Discounted cash flow analysis — whether the company's current market value reflects an acceptable discount to the value of the business as determined by cash flow analysis

■

Discount to comparable transaction value — whether the company's current market value reflects a substantial discount from a price at which the securities of comparable businesses have been sold in arms length transactions

■

Discount to asset value — whether the company's current market value reflects a substantial discount from the company's asset value, as determined by the Fund's investment team based on its analysis of the company's hidden assets, such as overfunded pension plans, understated value of inventories, appreciated real estate, brand names and franchises.

While investments are generally made for the long term, they are typically sold when the investment team believes that:

■	Anticipated price appreciation has been achieved or is no longer probable;

■	Alternate investments offer superior total return prospects; or

■	A fundamental change has occurred in the company or its market.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Non-diversification Risk

The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund's value more than if the Fund were a diversified fund.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Foreign Securities Risk

Foreign securities are subject to political, regulatory and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-diversification Risk

The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund's value more than if the Fund were a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund is the successor to Oak Value Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and table includes that of the Predecessor Fund for periods prior to September 7, 2010. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2003 26.13% Worst Quarter Fourth Quarter 2008 -21.85%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance information is not presented for Class C and Class K shares of the Fund because, as of the date of this Prospectus, Class C and Class K shares do not have a full calendar year of performance. Class A shares represent an investment in the same portfolio of securities as Class C and Class K shares. Annual returns of the two classes would differ from the returns of Class A to the extent that Class C and Class K shares do not have the same expenses as Class A shares.

Retail Class | RS Capital Appreciation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 18, 1993

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[3]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee with respect to Class A shares of the Fund to the extent that Class A's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 1.25%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A shares during the period. The management fee waiver for Class C and Class K shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[4]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class | RS Small Cap Growth Fund
RS Small Cap Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class RS Small Cap Growth Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Retail Class RS Small Cap Growth Fund		Class A	Class C	Class K
Management Fees		0.95%	0.95%	0.95%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.27%	0.68%	0.41%
Total Annual Fund Operating Expenses	[1]	1.47%	2.63%	2.01%
Fee Waiver/Expense Reimbursement	[1]	(0.12%)	(0.12%)	(0.12%)
Net Expenses	[1]	1.35%	2.51%	1.89%
[1]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee with respect to Class A shares of the Fund to the extent that Class A's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 1.35%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A shares during the period. The management fee waiver for Class C and Class K shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - Retail Class RS Small Cap Growth Fund (USD $)	Class A	Class C	Class K
1 Year	606	354	192
3 Years	907	806	619
5 Years	1,229	1,384	1,072
10 Years	2,139	2,955	2,328

Assuming No Redemption
Expense Example, No Redemption - Retail Class RS Small Cap Growth Fund (USD $)	Class A	Class C	Class K
1 Year	606	254	192
3 Years	907	806	619
5 Years	1,229	1,384	1,072
10 Years	2,139	2,955	2,328

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 120% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in small-capitalization companies. The Fund's investment team currently considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to  $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately  $6.8 billion, based on the size of the largest company on March 31, 2011), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that the investment team believes have greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Fourth Quarter 2001 28.88% Worst Quarter Third Quarter 2001 -31.26%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Retail Class RS Small Cap Growth Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A	Nov 30, 1987	21.63%	4.03%	(1.03%)	13.13%
Class A Return After Taxes on Distributions	Nov 30, 1987	21.63%	4.03%	(1.03%)	11.55%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Nov 30, 1987	14.06%	3.47%	(0.87%)	11.04%
Class A Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	Nov 30, 1987	29.09%	5.30%	3.78%	8.35%
Class C	Sep 6, 2007	25.25%			(0.40%)
Class C Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	Sep 6, 2007	29.09%			2.08%
Class K	Jan 22, 2007	27.02%			3.37%
Class K Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	Jan 22, 2007	29.09%			3.70%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Retail Class | RS Small Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.35%	[2]
1 Year	rr_ExpenseExampleYear01	606
3 Years	rr_ExpenseExampleYear03	907
5 Years	rr_ExpenseExampleYear05	1,229
10 Years	rr_ExpenseExampleYear10	2,139
1 Year	rr_ExpenseExampleNoRedemptionYear01	606
3 Years	rr_ExpenseExampleNoRedemptionYear03	907
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,229
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,139
Annual Return 2001	rr_AnnualReturn2001	(27.31%)
Annual Return 2002	rr_AnnualReturn2002	(40.16%)
Annual Return 2003	rr_AnnualReturn2003	46.74%
Annual Return 2004	rr_AnnualReturn2004	15.16%
Annual Return 2005	rr_AnnualReturn2005	0.68%
Annual Return 2006	rr_AnnualReturn2006	9.45%
Annual Return 2007	rr_AnnualReturn2007	13.94%
Annual Return 2008	rr_AnnualReturn2008	(45.61%)
Annual Return 2009	rr_AnnualReturn2009	47.65%
Annual Return 2010	rr_AnnualReturn2010	27.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.26%)
1 Year	rr_AverageAnnualReturnYear01	21.63%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	(1.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.13%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 30, 1987
Retail Class | RS Small Cap Growth Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.63%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	(1.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.55%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 30, 1987
Retail Class | RS Small Cap Growth Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.06%
5 Years	rr_AverageAnnualReturnYear05	3.47%
10 Years	rr_AverageAnnualReturnYear10	(0.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.04%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 30, 1987
Retail Class | RS Small Cap Growth Fund | Class A | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	8.35%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 30, 1987
Retail Class | RS Small Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Net Expenses	rr_NetExpensesOverAssets	2.51%	[2]
1 Year	rr_ExpenseExampleYear01	354
3 Years	rr_ExpenseExampleYear03	806
5 Years	rr_ExpenseExampleYear05	1,384
10 Years	rr_ExpenseExampleYear10	2,955
1 Year	rr_ExpenseExampleNoRedemptionYear01	254
3 Years	rr_ExpenseExampleNoRedemptionYear03	806
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,384
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,955
1 Year	rr_AverageAnnualReturnYear01	25.25%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.40%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep 6, 2007
Retail Class | RS Small Cap Growth Fund | Class C | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.08%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep 6, 2007
Retail Class | RS Small Cap Growth Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.89%	[2]
1 Year	rr_ExpenseExampleYear01	192
3 Years	rr_ExpenseExampleYear03	619
5 Years	rr_ExpenseExampleYear05	1,072
10 Years	rr_ExpenseExampleYear10	2,328
1 Year	rr_ExpenseExampleNoRedemptionYear01	192
3 Years	rr_ExpenseExampleNoRedemptionYear03	619
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,072
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,328
1 Year	rr_AverageAnnualReturnYear01	27.02%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 22, 2007
Retail Class | RS Small Cap Growth Fund | Class K | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 22, 2007
Retail Class | RS Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 120% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets in small-capitalization companies. The Fund's investment team currently considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to  $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately  $6.8 billion, based on the size of the largest company on March 31, 2011), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that the investment team believes have greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Fourth Quarter 2001 28.88% Worst Quarter Third Quarter 2001 -31.26%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class Y | RS Small Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(27.31%)	[4]
Annual Return 2002	rr_AnnualReturn2002	(40.16%)	[4]
Annual Return 2003	rr_AnnualReturn2003	46.74%	[4]
Annual Return 2004	rr_AnnualReturn2004	15.16%	[4]
Annual Return 2005	rr_AnnualReturn2005	0.68%	[4]
Annual Return 2006	rr_AnnualReturn2006	9.45%	[4]
Class Y | RS Small Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[5]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[5]
Net Expenses	rr_NetExpensesOverAssets	0.98%	[5]
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	338
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,329
1 Year	rr_ExpenseExampleNoRedemptionYear01	100
3 Years	rr_ExpenseExampleNoRedemptionYear03	338
5 Years	rr_ExpenseExampleNoRedemptionYear05	595
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,329
Annual Return 2007	rr_AnnualReturn2007	14.22%	[4]
Annual Return 2008	rr_AnnualReturn2008	(45.42%)	[4]
Annual Return 2009	rr_AnnualReturn2009	48.13%	[4]
Annual Return 2010	rr_AnnualReturn2010	28.27%	[4]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.26%)
1 Year	rr_AverageAnnualReturnYear01	28.27%
5 Years	rr_AverageAnnualReturnYear05	5.33%	[6]
10 Years	rr_AverageAnnualReturnYear10	(0.41%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	13.44%	[6]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 30, 1987
Class Y | RS Small Cap Growth Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.27%
5 Years	rr_AverageAnnualReturnYear05	5.33%	[6]
10 Years	rr_AverageAnnualReturnYear10	(0.41%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	11.86%	[6]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 30, 1987
Class Y | RS Small Cap Growth Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.38%
5 Years	rr_AverageAnnualReturnYear05	4.60%	[6]
10 Years	rr_AverageAnnualReturnYear10	(0.35%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	11.34%	[6]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 30, 1987
Class Y | RS Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 120% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets in small-capitalization companies. The Fund's investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to  $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately  $6.8 billion, based on the size of the largest company on March 31, 2011), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that the investment team believes have greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

            Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Fourth Quarter 2001 28.88% Worst Quarter Third Quarter 2001 -31.26%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations November 30, 1987, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Class Y | RS Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.78%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	8.35%	[6]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 30, 1987

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee with respect to Class A shares of the Fund to the extent that Class A's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 1.35%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A shares during the period. The management fee waiver for Class C and Class K shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.
[4]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[5]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee paid by Class Y shares of the Fund so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. The amount of the management fee waiver for Class Y shares shown in the table is based on the amount of the management fee waiver for Class A shares set forth in the fee table for Class A shares. The management fee waiver for Class Y shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[6]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Retail Class | RS Select Growth Fund
RS Select Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class RS Select Growth Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Retail Class RS Select Growth Fund		Class A	Class C	Class K
Management Fees		1.00%	1.00%	1.00%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.41%	0.54%	0.77%
Total Annual Fund Operating Expenses	[1]	1.66%	2.54%	2.42%
Fee Waiver/Expense Reimbursement	[1]	(0.31%)	(0.31%)	(0.31%)
Net Expenses	[1]	1.35%	2.23%	2.11%
[1]	RS Investments has contractually agreed though April 30, 2012, to reduce its management fee with respect to Class A shares of the Fund to the extent that Class A's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund though investments in pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 1.35%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A shares during the period. The management fee waiver for Class C and Class K shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - Retail Class RS Select Growth Fund (USD $)	Class A	Class C	Class K
1 Year	606	326	214
3 Years	945	761	725
5 Years	1,307	1,323	1,263
10 Years	2,322	2,852	2,733

Assuming No Redemption
Expense Example, No Redemption - Retail Class RS Select Growth Fund (USD $)	Class A	Class C	Class K
1 Year	606	226	214
3 Years	945	761	725
5 Years	1,307	1,323	1,263
10 Years	2,322	2,852	2,733

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 137% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund typically invests in a portfolio of small- and mid-capitalization growth-oriented companies. Although the Fund is a diversified mutual fund, the Fund will likely hold a limited number of securities. The Fund's investment team currently expects that the Fund will normally hold between 40 and 60 securities positions. The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund invests principally in equity securities of companies with market capitalizations (at the time of purchase) of either up to  $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index on the last day of the most recent quarter (currently, approximately  $13.3 billion, based on the size of the largest company on March 31, 2011), whichever is greater. The Fund may hold investments in companies whose market capitalizations exceed the preceding parameter due to appreciation or acquisitions by those companies after the Fund's purchase of their securities.

The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that the investment team believes have greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of two broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. Prior to May 1, 2007, the Fund was known as "RS Diversified Growth Fund". Since May 1, 2007, the Fund has been managed by a different investment team and it has generally invested in a portfolio of fewer stocks than previously. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Fourth Quarter 2001 36.66% Worst Quarter Third Quarter 2001 -29.38%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Retail Class RS Select Growth Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A	Aug 1, 1996	25.28%	4.52%	2.01%	10.41%
Class A Return After Taxes on Distributions	Aug 1, 1996	25.28%	4.52%	2.01%	9.28%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Aug 1, 1996	16.43%	3.89%	1.73%	8.62%
Class A Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	Aug 1, 1996	28.86%	5.63%	4.19%	6.85%
Class A Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	Aug 1, 1996	29.09%	5.30%	3.78%	5.11%
Class C	Nov 15, 2007	29.09%			0.64%
Class C Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	Nov 15, 2007	28.86%			2.43%
Class C Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	Nov 15, 2007	29.09%			2.34%
Class K	Feb 12, 2007	30.51%			3.23%
Class K Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	Feb 12, 2007	28.86%			3.17%
Class K Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	Feb 12, 2007	29.09%			2.81%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Retail Class | RS Select Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.35%	[2]
1 Year	rr_ExpenseExampleYear01	606
3 Years	rr_ExpenseExampleYear03	945
5 Years	rr_ExpenseExampleYear05	1,307
10 Years	rr_ExpenseExampleYear10	2,322
1 Year	rr_ExpenseExampleNoRedemptionYear01	606
3 Years	rr_ExpenseExampleNoRedemptionYear03	945
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,307
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,322
Annual Return 2001	rr_AnnualReturn2001	1.88%
Annual Return 2002	rr_AnnualReturn2002	(39.12%)
Annual Return 2003	rr_AnnualReturn2003	57.91%
Annual Return 2004	rr_AnnualReturn2004	1.48%
Annual Return 2005	rr_AnnualReturn2005	(1.59%)
Annual Return 2006	rr_AnnualReturn2006	8.06%
Annual Return 2007	rr_AnnualReturn2007	13.68%
Annual Return 2008	rr_AnnualReturn2008	(45.02%)
Annual Return 2009	rr_AnnualReturn2009	47.41%
Annual Return 2010	rr_AnnualReturn2010	31.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.38%)
1 Year	rr_AverageAnnualReturnYear01	25.28%
5 Years	rr_AverageAnnualReturnYear05	4.52%
10 Years	rr_AverageAnnualReturnYear10	2.01%
Since Inception	rr_AverageAnnualReturnSinceInception	10.41%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Retail Class | RS Select Growth Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.28%
5 Years	rr_AverageAnnualReturnYear05	4.52%
10 Years	rr_AverageAnnualReturnYear10	2.01%
Since Inception	rr_AverageAnnualReturnSinceInception	9.28%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Retail Class | RS Select Growth Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.43%
5 Years	rr_AverageAnnualReturnYear05	3.89%
10 Years	rr_AverageAnnualReturnYear10	1.73%
Since Inception	rr_AverageAnnualReturnSinceInception	8.62%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Retail Class | RS Select Growth Fund | Class A | Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.86%
5 Years	rr_AverageAnnualReturnYear05	5.63%
10 Years	rr_AverageAnnualReturnYear10	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	6.85%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Retail Class | RS Select Growth Fund | Class A | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Retail Class | RS Select Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Net Expenses	rr_NetExpensesOverAssets	2.23%	[2]
1 Year	rr_ExpenseExampleYear01	326
3 Years	rr_ExpenseExampleYear03	761
5 Years	rr_ExpenseExampleYear05	1,323
10 Years	rr_ExpenseExampleYear10	2,852
1 Year	rr_ExpenseExampleNoRedemptionYear01	226
3 Years	rr_ExpenseExampleNoRedemptionYear03	761
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,323
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,852
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.64%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 2007
Retail Class | RS Select Growth Fund | Class C | Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.86%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 2007
Retail Class | RS Select Growth Fund | Class C | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 2007
Retail Class | RS Select Growth Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Net Expenses	rr_NetExpensesOverAssets	2.11%	[2]
1 Year	rr_ExpenseExampleYear01	214
3 Years	rr_ExpenseExampleYear03	725
5 Years	rr_ExpenseExampleYear05	1,263
10 Years	rr_ExpenseExampleYear10	2,733
1 Year	rr_ExpenseExampleNoRedemptionYear01	214
3 Years	rr_ExpenseExampleNoRedemptionYear03	725
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,263
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,733
1 Year	rr_AverageAnnualReturnYear01	30.51%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.23%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 12, 2007
Retail Class | RS Select Growth Fund | Class K | Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.86%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 12, 2007
Retail Class | RS Select Growth Fund | Class K | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.81%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 12, 2007
Retail Class | RS Select Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Select Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 137% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	137.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund typically invests in a portfolio of small- and mid-capitalization growth-oriented companies. Although the Fund is a diversified mutual fund, the Fund will likely hold a limited number of securities. The Fund's investment team currently expects that the Fund will normally hold between 40 and 60 securities positions. The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund invests principally in equity securities of companies with market capitalizations (at the time of purchase) of either up to  $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index on the last day of the most recent quarter (currently, approximately  $13.3 billion, based on the size of the largest company on March 31, 2011), whichever is greater. The Fund may hold investments in companies whose market capitalizations exceed the preceding parameter due to appreciation or acquisitions by those companies after the Fund's purchase of their securities.

The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that the investment team believes have greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of two broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. Prior to May 1, 2007, the Fund was known as "RS Diversified Growth Fund". Since May 1, 2007, the Fund has been managed by a different investment team and it has generally invested in a portfolio of fewer stocks than previously. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Fourth Quarter 2001 36.66% Worst Quarter Third Quarter 2001 -29.38%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed though April 30, 2012, to reduce its management fee with respect to Class A shares of the Fund to the extent that Class A's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund though investments in pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 1.35%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A shares during the period. The management fee waiver for Class C and Class K shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class | RS Mid Cap Growth Fund
RS Mid Cap Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class RS Mid Cap Growth Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Retail Class RS Mid Cap Growth Fund		Class A	Class C	Class K
Management Fees		0.85%	0.85%	0.85%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.41%	0.88%	0.60%
Total Annual Fund Operating Expenses	[1]	1.51%	2.73%	2.10%
Fee Waiver/Expense Reimbursement	[1]	(0.02%)	(0.02%)	(0.02%)
Net Expenses	[1]	1.49%	2.71%	2.08%
[1]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee with respect to Class A shares of the Fund to the extent that Class A's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 1.49%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A during the period. The management fee waiver for Class C and Class K shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - Retail Class RS Mid Cap Growth Fund (USD $)	Class A	Class C	Class K
1 Year	619	374	211
3 Years	928	845	656
5 Years	1,258	1,443	1,127
10 Years	2,189	3,059	2,430

Assuming No Redemption
Expense Example, No Redemption - Retail Class RS Mid Cap Growth Fund (USD $)	Class A	Class C	Class K
1 Year	619	274	211
3 Years	928	845	656
5 Years	1,258	1,443	1,127
10 Years	2,189	3,059	2,430

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 125% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in companies considered by the Fund's investment team at the time to be mid-capitalization companies. The Fund's investment team currently considers a company to be a mid-capitalization company if the company has a market capitalization of at least  $1.0 billion and at most 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately  $75.8 billion, based on the size of the largest company on March 31, 2011). The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that the investment team believes have greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Mid-sized Companies Risk

Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Fund Performance

The bar chart and table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Fourth Quarter 2001 20.41% Worst Quarter Fourth Quarter 2008 -28.85%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Retail Class RS Mid Cap Growth Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A	Jul 12, 1995	19.15%	0.28%	1.61%	7.96%
Class A Return After Taxes on Distributions	Jul 12, 1995	19.15%	(0.75%)	1.05%	5.65%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Jul 12, 1995	12.45%	(0.10%)	1.18%	5.69%
Class A Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	Jul 12, 1995	26.38%	4.88%	3.12%	8.02%
Class C	May 21, 2007	22.60%			(5.34%)
Class C Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	May 21, 2007	26.38%			0.79%
Class K	Dec 4, 2006	24.32%			(2.13%)
Class K Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	Dec 4, 2006	26.38%			2.97%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Retail Class | RS Mid Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.49%	[2]
1 Year	rr_ExpenseExampleYear01	619
3 Years	rr_ExpenseExampleYear03	928
5 Years	rr_ExpenseExampleYear05	1,258
10 Years	rr_ExpenseExampleYear10	2,189
1 Year	rr_ExpenseExampleNoRedemptionYear01	619
3 Years	rr_ExpenseExampleNoRedemptionYear03	928
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,258
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,189
Annual Return 2001	rr_AnnualReturn2001	(14.01%)
Annual Return 2002	rr_AnnualReturn2002	(26.41%)
Annual Return 2003	rr_AnnualReturn2003	48.49%
Annual Return 2004	rr_AnnualReturn2004	12.36%
Annual Return 2005	rr_AnnualReturn2005	9.52%
Annual Return 2006	rr_AnnualReturn2006	9.43%
Annual Return 2007	rr_AnnualReturn2007	17.53%
Annual Return 2008	rr_AnnualReturn2008	(52.50%)
Annual Return 2009	rr_AnnualReturn2009	39.32%
Annual Return 2010	rr_AnnualReturn2010	25.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.85%)
1 Year	rr_AverageAnnualReturnYear01	19.15%
5 Years	rr_AverageAnnualReturnYear05	0.28%
10 Years	rr_AverageAnnualReturnYear10	1.61%
Since Inception	rr_AverageAnnualReturnSinceInception	7.96%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Retail Class | RS Mid Cap Growth Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.15%
5 Years	rr_AverageAnnualReturnYear05	(0.75%)
10 Years	rr_AverageAnnualReturnYear10	1.05%
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Retail Class | RS Mid Cap Growth Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.45%
5 Years	rr_AverageAnnualReturnYear05	(0.10%)
10 Years	rr_AverageAnnualReturnYear10	1.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Retail Class | RS Mid Cap Growth Fund | Class A | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.38%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	8.02%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Retail Class | RS Mid Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.73%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses	rr_NetExpensesOverAssets	2.71%	[2]
1 Year	rr_ExpenseExampleYear01	374
3 Years	rr_ExpenseExampleYear03	845
5 Years	rr_ExpenseExampleYear05	1,443
10 Years	rr_ExpenseExampleYear10	3,059
1 Year	rr_ExpenseExampleNoRedemptionYear01	274
3 Years	rr_ExpenseExampleNoRedemptionYear03	845
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,443
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,059
1 Year	rr_AverageAnnualReturnYear01	22.60%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(5.34%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 21, 2007
Retail Class | RS Mid Cap Growth Fund | Class C | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.38%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.79%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 21, 2007
Retail Class | RS Mid Cap Growth Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses	rr_NetExpensesOverAssets	2.08%	[2]
1 Year	rr_ExpenseExampleYear01	211
3 Years	rr_ExpenseExampleYear03	656
5 Years	rr_ExpenseExampleYear05	1,127
10 Years	rr_ExpenseExampleYear10	2,430
1 Year	rr_ExpenseExampleNoRedemptionYear01	211
3 Years	rr_ExpenseExampleNoRedemptionYear03	656
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,127
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,430
1 Year	rr_AverageAnnualReturnYear01	24.32%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(2.13%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 4, 2006
Retail Class | RS Mid Cap Growth Fund | Class K | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.38%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.97%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 4, 2006
Retail Class | RS Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 125% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in companies considered by the Fund's investment team at the time to be mid-capitalization companies. The Fund's investment team currently considers a company to be a mid-capitalization company if the company has a market capitalization of at least  $1.0 billion and at most 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately  $75.8 billion, based on the size of the largest company on March 31, 2011). The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that the investment team believes have greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Mid-sized Companies Risk

Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Fourth Quarter 2001 20.41% Worst Quarter Fourth Quarter 2008 -28.85%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee with respect to Class A shares of the Fund to the extent that Class A's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 1.49%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A during the period. The management fee waiver for Class C and Class K shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class | RS Growth Fund
RS Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class RS Growth Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Retail Class RS Growth Fund		Class A	Class C	Class K
Management Fees		0.80%	0.80%	0.80%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.30%	0.71%	0.46%
Total Annual Fund Operating Expenses	[1]	1.35%	2.51%	1.91%
[1]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee with respect to Class A shares of the Fund to the extent that Class A's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 1.49%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - Retail Class RS Growth Fund (USD $)	Class A	Class C	Class K
1 Year	606	354	194
3 Years	882	782	600
5 Years	1,179	1,335	1,032
10 Years	2,022	2,846	2,233

Assuming No Redemption
Expense Example, No Redemption - Retail Class RS Growth Fund (USD $)	Class A	Class C	Class K
1 Year	606	254	194
3 Years	882	782	600
5 Years	1,179	1,335	1,032
10 Years	2,022	2,846	2,233

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests principally in equity securities of companies considered by the Fund's investment team (at the time of purchase) to be large-cap companies. The Fund's investment team currently considers a company to be large-capitalization if its market capitalization is between  $1.0 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately  $417.2 billion, based on the largest company on March 31, 2011). The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that the investment team believes have greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2003 18.91% Worst Quarter Fourth Quarter 2008 -23.61%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Retail Class RS Growth Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A	May 12, 1992	7.83%	none	0.36%	8.54%
Class A Return After Taxes on Distributions	May 12, 1992	7.83%	(1.33%)	(1.32%)	6.68%
Class A Return After Taxes on Distributions and Sale of Fund Shares	May 12, 1992	5.09%	(0.29%)	(0.25%)	6.93%
Class A Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	May 12, 1992	16.71%	3.75%	0.02%	7.18%
Class C	Jun 30, 2007	10.83%			(4.95%)
Class C Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	Jun 30, 2007	16.71%			0.55%
Class K	Nov 27, 2006	12.46%			(1.60%)
Class K Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	Nov 27, 2006	16.71%			2.78%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Retail Class | RS Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
1 Year	rr_ExpenseExampleYear01	606
3 Years	rr_ExpenseExampleYear03	882
5 Years	rr_ExpenseExampleYear05	1,179
10 Years	rr_ExpenseExampleYear10	2,022
1 Year	rr_ExpenseExampleNoRedemptionYear01	606
3 Years	rr_ExpenseExampleNoRedemptionYear03	882
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,179
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,022
Annual Return 2001	rr_AnnualReturn2001	(20.43%)
Annual Return 2002	rr_AnnualReturn2002	(27.53%)
Annual Return 2003	rr_AnnualReturn2003	44.24%
Annual Return 2004	rr_AnnualReturn2004	11.95%
Annual Return 2005	rr_AnnualReturn2005	11.32%
Annual Return 2006	rr_AnnualReturn2006	10.79%
Annual Return 2007	rr_AnnualReturn2007	13.10%
Annual Return 2008	rr_AnnualReturn2008	(43.73%)
Annual Return 2009	rr_AnnualReturn2009	31.53%
Annual Return 2010	rr_AnnualReturn2010	13.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.61%)
1 Year	rr_AverageAnnualReturnYear01	7.83%
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	0.36%
Since Inception	rr_AverageAnnualReturnSinceInception	8.54%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 12, 1992
Retail Class | RS Growth Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.83%
5 Years	rr_AverageAnnualReturnYear05	(1.33%)
10 Years	rr_AverageAnnualReturnYear10	(1.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 12, 1992
Retail Class | RS Growth Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.09%
5 Years	rr_AverageAnnualReturnYear05	(0.29%)
10 Years	rr_AverageAnnualReturnYear10	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.93%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 12, 1992
Retail Class | RS Growth Fund | Class A | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception	7.18%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 12, 1992
Retail Class | RS Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%	[2]
1 Year	rr_ExpenseExampleYear01	354
3 Years	rr_ExpenseExampleYear03	782
5 Years	rr_ExpenseExampleYear05	1,335
10 Years	rr_ExpenseExampleYear10	2,846
1 Year	rr_ExpenseExampleNoRedemptionYear01	254
3 Years	rr_ExpenseExampleNoRedemptionYear03	782
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,335
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,846
1 Year	rr_AverageAnnualReturnYear01	10.83%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(4.95%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2007
Retail Class | RS Growth Fund | Class C | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.55%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2007
Retail Class | RS Growth Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%	[2]
1 Year	rr_ExpenseExampleYear01	194
3 Years	rr_ExpenseExampleYear03	600
5 Years	rr_ExpenseExampleYear05	1,032
10 Years	rr_ExpenseExampleYear10	2,233
1 Year	rr_ExpenseExampleNoRedemptionYear01	194
3 Years	rr_ExpenseExampleNoRedemptionYear03	600
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,032
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,233
1 Year	rr_AverageAnnualReturnYear01	12.46%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.60%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 27, 2006
Retail Class | RS Growth Fund | Class K | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.78%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 27, 2006
Retail Class | RS Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in equity securities of companies considered by the Fund's investment team (at the time of purchase) to be large-cap companies. The Fund's investment team currently considers a company to be large-capitalization if its market capitalization is between  $1.0 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately  $417.2 billion, based on the largest company on March 31, 2011). The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that the investment team believes have greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

		Best Quarter Second Quarter 2003 18.91% Worst Quarter Fourth Quarter 2008 -23.61%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee with respect to Class A shares of the Fund to the extent that Class A's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 1.49%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class | RS Technology Fund
RS Technology Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class RS Technology Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower or sales proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Retail Class RS Technology Fund	Class A	Class C	Class K
Management Fees	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	1.00%	0.65%
Other Expenses	0.27%	0.38%	0.53%
Total Annual Fund Operating Expenses	1.52%	2.38%	2.18%

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - Retail Class RS Technology Fund (USD $)	Class A	Class C	Class K
1 Year	622	341	221
3 Years	932	742	682
5 Years	1,265	1,270	1,169
10 Years	2,201	2,716	2,513

Assuming No Redemption
Expense Example, No Redemption - Retail Class RS Technology Fund (USD $)	Class A	Class C	Class K
1 Year	622	241	221
3 Years	932	742	682
5 Years	1,265	1,270	1,169
10 Years	2,201	2,716	2,513

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in technology companies. The Fund may invest in companies of any size. The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund's investment team performs in-depth analysis in search of what it believes are innovative companies that drive market share gains in technology, leading to sustainable earnings growth and long-term stock price appreciation. The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates with greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

A particular company will be considered to be in the technology sector if, at the time of investment, at least 50% of the company's assets, gross income, or net profits are, in the investment team's judgment, committed to, or derived from, industries in the technology sector. A company will also be considered to be in the technology sector if the Fund's investment team considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

Principal Risks

You may lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Concentration Risk

Concentrating investments in the information technology sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the information technology sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

             Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of two broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Fourth Quarter 2001 46.02% Worst Quarter Third Quarter 2001 -33.81%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Retail Class RS Technology Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A	Nov 15, 1995	29.71%	8.08%	2.60%	8.87%
Class A Return After Taxes on Distributions	Nov 15, 1995	29.06%	7.08%	2.09%	7.80%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Nov 15, 1995	20.16%	6.66%	2.06%	7.48%
Class A S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)	Nov 15, 1995	12.65%	5.83%	(0.86%)	7.34%	[1]
Class A S&P 500 Index (reflects no deduction for fees, expenses or taxes)	Nov 15, 1995	15.06%	2.29%	1.41%	6.98%
Class C	May 2, 2007	33.97%			7.27%
Class C S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)	May 2, 2007	12.65%			3.81%
Class C S&P 500 Index (reflects no deduction for fees, expenses or taxes)	May 2, 2007	15.06%			(2.49%)
Class K	Jan 19, 2007	35.25%			9.29%
Class K S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)	Jan 19, 2007	12.65%			4.98%
Class K S&P 500 Index (reflects no deduction for fees, expenses or taxes)	Jan 19, 2007	15.06%			(1.08%)
[1]	Since inception returns for the S&P North American Technology Sector Index™ reflect, for periods after August 29, 1996, the reinvestment of dividends paid on the securities constituting the index; for periods through August 29, 1996, index returns do not reflect the reinvestment of dividends.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Retail Class | RS Technology Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
1 Year	rr_ExpenseExampleYear01	622
3 Years	rr_ExpenseExampleYear03	932
5 Years	rr_ExpenseExampleYear05	1,265
10 Years	rr_ExpenseExampleYear10	2,201
1 Year	rr_ExpenseExampleNoRedemptionYear01	622
3 Years	rr_ExpenseExampleNoRedemptionYear03	932
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,265
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,201
Annual Return 2001	rr_AnnualReturn2001	(22.11%)
Annual Return 2002	rr_AnnualReturn2002	(48.04%)
Annual Return 2003	rr_AnnualReturn2003	97.75%
Annual Return 2004	rr_AnnualReturn2004	7.30%
Annual Return 2005	rr_AnnualReturn2005	2.06%
Annual Return 2006	rr_AnnualReturn2006	8.19%
Annual Return 2007	rr_AnnualReturn2007	22.25%
Annual Return 2008	rr_AnnualReturn2008	(50.90%)
Annual Return 2009	rr_AnnualReturn2009	75.18%
Annual Return 2010	rr_AnnualReturn2010	36.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	46.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.81%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
1 Year	rr_AverageAnnualReturnYear01	29.71%
5 Years	rr_AverageAnnualReturnYear05	8.08%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception	8.87%
Retail Class | RS Technology Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
1 Year	rr_AverageAnnualReturnYear01	29.06%
5 Years	rr_AverageAnnualReturnYear05	7.08%
10 Years	rr_AverageAnnualReturnYear10	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	7.80%
Retail Class | RS Technology Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
1 Year	rr_AverageAnnualReturnYear01	20.16%
5 Years	rr_AverageAnnualReturnYear05	6.66%
10 Years	rr_AverageAnnualReturnYear10	2.06%
Since Inception	rr_AverageAnnualReturnSinceInception	7.48%
Retail Class | RS Technology Fund | Class A | S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
1 Year	rr_AverageAnnualReturnYear01	12.65%
5 Years	rr_AverageAnnualReturnYear05	5.83%
10 Years	rr_AverageAnnualReturnYear10	(0.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.34%	[2]
Retail Class | RS Technology Fund | Class A | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	6.98%
Retail Class | RS Technology Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
1 Year	rr_ExpenseExampleYear01	341
3 Years	rr_ExpenseExampleYear03	742
5 Years	rr_ExpenseExampleYear05	1,270
10 Years	rr_ExpenseExampleYear10	2,716
1 Year	rr_ExpenseExampleNoRedemptionYear01	241
3 Years	rr_ExpenseExampleNoRedemptionYear03	742
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,270
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,716
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 2, 2007
1 Year	rr_AverageAnnualReturnYear01	33.97%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%
Retail Class | RS Technology Fund | Class C | S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 2, 2007
1 Year	rr_AverageAnnualReturnYear01	12.65%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
Retail Class | RS Technology Fund | Class C | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 2, 2007
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(2.49%)
Retail Class | RS Technology Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
1 Year	rr_ExpenseExampleYear01	221
3 Years	rr_ExpenseExampleYear03	682
5 Years	rr_ExpenseExampleYear05	1,169
10 Years	rr_ExpenseExampleYear10	2,513
1 Year	rr_ExpenseExampleNoRedemptionYear01	221
3 Years	rr_ExpenseExampleNoRedemptionYear03	682
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,513
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 19, 2007
1 Year	rr_AverageAnnualReturnYear01	35.25%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.29%
Retail Class | RS Technology Fund | Class K | S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 19, 2007
1 Year	rr_AverageAnnualReturnYear01	12.65%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Retail Class | RS Technology Fund | Class K | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 19, 2007
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.08%)
Retail Class | RS Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Technology Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in technology companies. The Fund may invest in companies of any size. The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund's investment team performs in-depth analysis in search of what it believes are innovative companies that drive market share gains in technology, leading to sustainable earnings growth and long-term stock price appreciation. The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates with greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

A particular company will be considered to be in the technology sector if, at the time of investment, at least 50% of the company's assets, gross income, or net profits are, in the investment team's judgment, committed to, or derived from, industries in the technology sector. A company will also be considered to be in the technology sector if the Fund's investment team considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Concentration Risk

Concentrating investments in the information technology sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the information technology sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

             Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of two broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Fourth Quarter 2001 46.02% Worst Quarter Third Quarter 2001 -33.81%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Since inception returns for the S&P North American Technology Sector Index™ reflect, for periods after August 29, 1996, the reinvestment of dividends paid on the securities constituting the index; for periods through August 29, 1996, index returns do not reflect the reinvestment of dividends.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class | RS Small Cap Equity Fund
RS Small Cap Equity Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class RS Small Cap Equity Fund	Class A		Class B		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	3.00%	[2]	1.00%	[3]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Maximum contingent deferred sales load declines to 2.00% if shares are sold in year 3 or 4 after purchase; 1.00% in year 5 or 6; and 0.00% in year 7 and beyond.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Retail Class RS Small Cap Equity Fund		Class A	Class B	Class C	Class K
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees		0.25%	1.00%	1.00%	0.65%
Other Expenses		0.36%	0.54%	0.44%	0.36%
Total Annual Fund Operating Expenses	[1]	1.36%	2.29%	2.19%	1.76%
Fee Waiver/Expense Reimbursement	[1]	(0.01%)	none	none	(0.16%)
Net Expenses	[1]	1.35%	2.29%	2.19%	1.60%
[1]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012, to limit the Fund's Total Annual Fund Operating Expenses to 1.35% for Class A shares, 2.41% for Class B shares, 2.22% for Class C shares, and 1.60% for Class K shares. The effect, if any, of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect, if any, of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - Retail Class RS Small Cap Equity Fund (USD $)	Class A	Class B	Class C	Class K
1 Year	606	532	322	163
3 Years	884	915	685	539
5 Years	1,183	1,325	1,175	939
10 Years	2,032	2,392	2,524	2,060

Assuming No Redemption
Expense Example, No Redemption - Retail Class RS Small Cap Equity Fund (USD $)	Class A	Class B	Class C	Class K
1 Year	606	232	222	163
3 Years	884	715	685	539
5 Years	1,183	1,225	1,175	939
10 Years	2,032	2,392	2,524	2,060

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 121% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock.The Fund's investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to  $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately  $6.8 billion, based on the size of the largest company on March 31, 2011), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that the investment team believes have greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund is the successor to The Guardian Park Avenue Small Cap Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's investment strategy and investment team changed on April 16, 2009. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2003 20.83% Worst Quarter Fourth Quarter 2008 -22.42%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Retail Class RS Small Cap Equity Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A	May 1, 1997	21.90%	5.61%	5.41%	8.02%
Class A Return After Taxes on Distributions	May 1, 1997	21.90%	4.15%	4.19%	7.03%
Class A Return After Taxes on Distributions and Sale of Fund Shares	May 1, 1997	14.23%	4.30%	4.30%	6.80%
Class A Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	May 1, 1997	29.09%	5.30%	3.78%	5.41%
Class B	May 6, 1997	23.71%	5.45%	5.11%	7.59%
Class B Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	May 6, 1997	29.09%	5.30%	3.78%	4.94%
Class C	Aug 7, 2000	25.82%	5.70%	4.89%	3.11%
Class C Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	Aug 7, 2000	29.09%	5.30%	3.78%	1.70%
Class K	May 15, 2001	27.59%	6.30%		6.43%
Class K Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	May 15, 2001	29.09%	5.30%		4.47%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Retail Class | RS Small Cap Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.35%	[2]
1 Year	rr_ExpenseExampleYear01	606
3 Years	rr_ExpenseExampleYear03	884
5 Years	rr_ExpenseExampleYear05	1,183
10 Years	rr_ExpenseExampleYear10	2,032
1 Year	rr_ExpenseExampleNoRedemptionYear01	606
3 Years	rr_ExpenseExampleNoRedemptionYear03	884
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,183
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,032
Annual Return 2001	rr_AnnualReturn2001	(7.03%)
Annual Return 2002	rr_AnnualReturn2002	(15.50%)
Annual Return 2003	rr_AnnualReturn2003	43.23%
Annual Return 2004	rr_AnnualReturn2004	14.74%
Annual Return 2005	rr_AnnualReturn2005	(0.15%)
Annual Return 2006	rr_AnnualReturn2006	16.90%
Annual Return 2007	rr_AnnualReturn2007	4.84%
Annual Return 2008	rr_AnnualReturn2008	(35.67%)
Annual Return 2009	rr_AnnualReturn2009	36.70%
Annual Return 2010	rr_AnnualReturn2010	27.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.42%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1997
1 Year	rr_AverageAnnualReturnYear01	21.90%
5 Years	rr_AverageAnnualReturnYear05	5.61%
10 Years	rr_AverageAnnualReturnYear10	5.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.02%
Retail Class | RS Small Cap Equity Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1997
1 Year	rr_AverageAnnualReturnYear01	21.90%
5 Years	rr_AverageAnnualReturnYear05	4.15%
10 Years	rr_AverageAnnualReturnYear10	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Retail Class | RS Small Cap Equity Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1997
1 Year	rr_AverageAnnualReturnYear01	14.23%
5 Years	rr_AverageAnnualReturnYear05	4.30%
10 Years	rr_AverageAnnualReturnYear10	4.30%
Since Inception	rr_AverageAnnualReturnSinceInception	6.80%
Retail Class | RS Small Cap Equity Fund | Class A | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1997
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
Retail Class | RS Small Cap Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses	rr_NetExpensesOverAssets	2.29%	[2]
1 Year	rr_ExpenseExampleYear01	532
3 Years	rr_ExpenseExampleYear03	915
5 Years	rr_ExpenseExampleYear05	1,325
10 Years	rr_ExpenseExampleYear10	2,392
1 Year	rr_ExpenseExampleNoRedemptionYear01	232
3 Years	rr_ExpenseExampleNoRedemptionYear03	715
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,225
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,392
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 6, 1997
1 Year	rr_AverageAnnualReturnYear01	23.71%
5 Years	rr_AverageAnnualReturnYear05	5.45%
10 Years	rr_AverageAnnualReturnYear10	5.11%
Since Inception	rr_AverageAnnualReturnSinceInception	7.59%
Retail Class | RS Small Cap Equity Fund | Class B | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 6, 1997
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	4.94%
Retail Class | RS Small Cap Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses	rr_NetExpensesOverAssets	2.19%	[2]
1 Year	rr_ExpenseExampleYear01	322
3 Years	rr_ExpenseExampleYear03	685
5 Years	rr_ExpenseExampleYear05	1,175
10 Years	rr_ExpenseExampleYear10	2,524
1 Year	rr_ExpenseExampleNoRedemptionYear01	222
3 Years	rr_ExpenseExampleNoRedemptionYear03	685
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,524
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	25.82%
5 Years	rr_AverageAnnualReturnYear05	5.70%
10 Years	rr_AverageAnnualReturnYear10	4.89%
Since Inception	rr_AverageAnnualReturnSinceInception	3.11%
Retail Class | RS Small Cap Equity Fund | Class C | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
Retail Class | RS Small Cap Equity Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.60%	[2]
1 Year	rr_ExpenseExampleYear01	163
3 Years	rr_ExpenseExampleYear03	539
5 Years	rr_ExpenseExampleYear05	939
10 Years	rr_ExpenseExampleYear10	2,060
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	539
5 Years	rr_ExpenseExampleNoRedemptionYear05	939
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,060
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
1 Year	rr_AverageAnnualReturnYear01	27.59%
5 Years	rr_AverageAnnualReturnYear05	6.30%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%
Retail Class | RS Small Cap Equity Fund | Class K | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Retail Class | RS Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Small Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 121% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock.The Fund's investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to  $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately  $6.8 billion, based on the size of the largest company on March 31, 2011), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that the investment team believes have greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund is the successor to The Guardian Park Avenue Small Cap Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's investment strategy and investment team changed on April 16, 2009. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Second Quarter 2003 20.83% Worst Quarter Fourth Quarter 2008 -22.42%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012, to limit the Fund's Total Annual Fund Operating Expenses to 1.35% for Class A shares, 2.41% for Class B shares, 2.22% for Class C shares, and 1.60% for Class K shares. The effect, if any, of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect, if any, of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[3]	Maximum contingent deferred sales load declines to 2.00% if shares are sold in year 3 or 4 after purchase; 1.00% in year 5 or 6; and 0.00% in year 7 and beyond.
[4]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class | RS International Growth Fund
RS International Growth Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class RS International Growth Fund	Class A		Class B		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	3.00%	[2]	1.00%	[3]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Maximum contingent deferred sales load declines to 2.00% if shares are sold in year 3 or 4 after purchase; 1.00% in year 5 or 6; and 0.00% in year 7 and beyond.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Retail Class RS International Growth Fund		Class A	Class B	Class C	Class K
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees		0.25%	1.00%	1.00%	0.65%
Other Expenses		0.55%	0.85%	0.50%	0.50%
Total Annual Fund Operating Expenses	[1]	1.60%	2.65%	2.30%	1.95%
Fee Waiver/Expense Reimbursement	[1]	(0.20%)	none	none	none
Net Expenses	[1]	1.40%	2.65%	2.30%	1.95%
[1]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012, to limit the Fund's Total Annual Fund Operating Expenses to 1.40% for Class A shares, 2.97% for Class B shares, 2.65% for Class C shares, and 1.96% for Class K shares. The effect, if any, of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect, if any, of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - Retail Class RS International Growth Fund (USD $)	Class A	Class B	Class C	Class K
1 Year	611	568	333	198
3 Years	937	1,023	718	612
5 Years	1,287	1,505	1,230	1,052
10 Years	2,269	2,728	2,636	2,275

Assuming No Redemption
Expense Example, No Redemption - Retail Class RS International Growth Fund (USD $)	Class A	Class B	Class C	Class K
1 Year	611	268	233	198
3 Years	937	823	718	612
5 Years	1,287	1,405	1,230	1,052
10 Years	2,269	2,728	2,636	2,275

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund normally invests at least 80% of the value of the Fund's net assets in common stocks and convertible securities issued by companies domiciled outside of the United States.The Fund does not usually focus its investments in a particular industry or country. A significant part of the Fund's assets will normally be divided among continental Europe, the United Kingdom, Japan, and Asia (including Australia and New Zealand). However, there are no limitations on how much money the Fund can invest in any one country. The Fund may invest up to 20% (measured at the time of purchase) of its total assets in countries in emerging markets when the Fund's investment team believes it would be appropriate to do so.

The Fund's investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders. Some of the fundamental factors that the team considers when analyzing companies are: earnings growth, cash flow growth, profitability, debt and interest cover, and valuation. To determine how to allocate the Fund's assets geographically, the Fund's investment team evaluates economic, market, and political trends worldwide. Among the factors considered are currency exchange rates, the growth potential of economies and securities markets, technological developments, and political and social conditions.

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

Principal Risks

You may lose money by investing in the Fund.The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Baillie Gifford Overseas Limited, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of two broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund is the successor to The Guardian Baillie Gifford International Growth Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2009 25.30% Worst Quarter Fourth Quarter 2008 -23.14%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Retail Class RS International Growth Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A	Feb 16, 1993	10.04%	3.46%	2.48%	6.14%
Class A Return After Taxes on Distributions	Feb 16, 1993	9.24%	2.98%	2.22%	5.32%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Feb 16, 1993	6.52%	2.68%	1.98%	5.05%
Class A MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	Feb 16, 1993	8.21%	2.94%	3.94%	7.02%	[1]
Class A MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	Feb 16, 1993	12.60%	3.83%	3.03%	5.34%	[1]
Class B	May 1, 1996	11.27%	3.31%	2.06%	4.03%
Class B MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	May 1, 1996	8.21%	2.94%	3.94%	4.79%
Class B MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	May 1, 1996	12.60%	3.83%	3.03%	3.38%
Class C	Aug 7, 2000	13.61%	3.65%	2.01%	0.72%
Class C MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	Aug 7, 2000	8.21%	2.94%	3.94%	3.11%
Class C MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	Aug 7, 2000	12.60%	3.83%	3.03%	1.60%
Class K	May 15, 2001	14.95%	4.12%		3.75%
Class K MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	May 15, 2001	8.21%	2.94%		4.48%
Class K MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	May 15, 2001	12.60%	3.83%		4.52%
[1]	Since inception returns for MSCI EAFE Index and MSCI EAFE Growth Index shown in the table are since January 31, 1993, the month end prior to the inception of Class A shares.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Retail Class | RS International Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.40%	[2]
1 Year	rr_ExpenseExampleYear01	611
3 Years	rr_ExpenseExampleYear03	937
5 Years	rr_ExpenseExampleYear05	1,287
10 Years	rr_ExpenseExampleYear10	2,269
1 Year	rr_ExpenseExampleNoRedemptionYear01	611
3 Years	rr_ExpenseExampleNoRedemptionYear03	937
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,287
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,269
Annual Return 2001	rr_AnnualReturn2001	(22.34%)
Annual Return 2002	rr_AnnualReturn2002	(19.75%)
Annual Return 2003	rr_AnnualReturn2003	28.57%
Annual Return 2004	rr_AnnualReturn2004	16.34%
Annual Return 2005	rr_AnnualReturn2005	15.63%
Annual Return 2006	rr_AnnualReturn2006	22.44%
Annual Return 2007	rr_AnnualReturn2007	14.17%
Annual Return 2008	rr_AnnualReturn2008	(43.23%)
Annual Return 2009	rr_AnnualReturn2009	35.72%
Annual Return 2010	rr_AnnualReturn2010	15.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.14%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
1 Year	rr_AverageAnnualReturnYear01	10.04%
5 Years	rr_AverageAnnualReturnYear05	3.46%
10 Years	rr_AverageAnnualReturnYear10	2.48%
Since Inception	rr_AverageAnnualReturnSinceInception	6.14%
Retail Class | RS International Growth Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
1 Year	rr_AverageAnnualReturnYear01	9.24%
5 Years	rr_AverageAnnualReturnYear05	2.98%
10 Years	rr_AverageAnnualReturnYear10	2.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.32%
Retail Class | RS International Growth Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
1 Year	rr_AverageAnnualReturnYear01	6.52%
5 Years	rr_AverageAnnualReturnYear05	2.68%
10 Years	rr_AverageAnnualReturnYear10	1.98%
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%
Retail Class | RS International Growth Fund | Class A | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	3.94%
Since Inception	rr_AverageAnnualReturnSinceInception	7.02%	[3]
Retail Class | RS International Growth Fund | Class A | MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
1 Year	rr_AverageAnnualReturnYear01	12.60%
5 Years	rr_AverageAnnualReturnYear05	3.83%
10 Years	rr_AverageAnnualReturnYear10	3.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%	[3]
Retail Class | RS International Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.65%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses	rr_NetExpensesOverAssets	2.65%	[2]
1 Year	rr_ExpenseExampleYear01	568
3 Years	rr_ExpenseExampleYear03	1,023
5 Years	rr_ExpenseExampleYear05	1,505
10 Years	rr_ExpenseExampleYear10	2,728
1 Year	rr_ExpenseExampleNoRedemptionYear01	268
3 Years	rr_ExpenseExampleNoRedemptionYear03	823
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,405
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,728
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1996
1 Year	rr_AverageAnnualReturnYear01	11.27%
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	2.06%
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
Retail Class | RS International Growth Fund | Class B | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1996
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	3.94%
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
Retail Class | RS International Growth Fund | Class B | MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1996
1 Year	rr_AverageAnnualReturnYear01	12.60%
5 Years	rr_AverageAnnualReturnYear05	3.83%
10 Years	rr_AverageAnnualReturnYear10	3.03%
Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
Retail Class | RS International Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses	rr_NetExpensesOverAssets	2.30%	[2]
1 Year	rr_ExpenseExampleYear01	333
3 Years	rr_ExpenseExampleYear03	718
5 Years	rr_ExpenseExampleYear05	1,230
10 Years	rr_ExpenseExampleYear10	2,636
1 Year	rr_ExpenseExampleNoRedemptionYear01	233
3 Years	rr_ExpenseExampleNoRedemptionYear03	718
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,230
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,636
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	13.61%
5 Years	rr_AverageAnnualReturnYear05	3.65%
10 Years	rr_AverageAnnualReturnYear10	2.01%
Since Inception	rr_AverageAnnualReturnSinceInception	0.72%
Retail Class | RS International Growth Fund | Class C | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	3.94%
Since Inception	rr_AverageAnnualReturnSinceInception	3.11%
Retail Class | RS International Growth Fund | Class C | MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	12.60%
5 Years	rr_AverageAnnualReturnYear05	3.83%
10 Years	rr_AverageAnnualReturnYear10	3.03%
Since Inception	rr_AverageAnnualReturnSinceInception	1.60%
Retail Class | RS International Growth Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses	rr_NetExpensesOverAssets	1.95%	[2]
1 Year	rr_ExpenseExampleYear01	198
3 Years	rr_ExpenseExampleYear03	612
5 Years	rr_ExpenseExampleYear05	1,052
10 Years	rr_ExpenseExampleYear10	2,275
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	612
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,052
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,275
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
1 Year	rr_AverageAnnualReturnYear01	14.95%
5 Years	rr_AverageAnnualReturnYear05	4.12%
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Retail Class | RS International Growth Fund | Class K | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Years	rr_AverageAnnualReturnYear05	2.94%
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Retail Class | RS International Growth Fund | Class K | MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
1 Year	rr_AverageAnnualReturnYear01	12.60%
5 Years	rr_AverageAnnualReturnYear05	3.83%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Retail Class | RS International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS International Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of the value of the Fund's net assets in common stocks and convertible securities issued by companies domiciled outside of the United States.The Fund does not usually focus its investments in a particular industry or country. A significant part of the Fund's assets will normally be divided among continental Europe, the United Kingdom, Japan, and Asia (including Australia and New Zealand). However, there are no limitations on how much money the Fund can invest in any one country. The Fund may invest up to 20% (measured at the time of purchase) of its total assets in countries in emerging markets when the Fund's investment team believes it would be appropriate to do so.

The Fund's investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders. Some of the fundamental factors that the team considers when analyzing companies are: earnings growth, cash flow growth, profitability, debt and interest cover, and valuation. To determine how to allocate the Fund's assets geographically, the Fund's investment team evaluates economic, market, and political trends worldwide. Among the factors considered are currency exchange rates, the growth potential of economies and securities markets, technological developments, and political and social conditions.

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund.The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Baillie Gifford Overseas Limited, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of two broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund is the successor to The Guardian Baillie Gifford International Growth Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Second Quarter 2009 25.30% Worst Quarter Fourth Quarter 2008 -23.14%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012, to limit the Fund's Total Annual Fund Operating Expenses to 1.40% for Class A shares, 2.97% for Class B shares, 2.65% for Class C shares, and 1.96% for Class K shares. The effect, if any, of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect, if any, of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[3]	Since inception returns for MSCI EAFE Index and MSCI EAFE Growth Index shown in the table are since January 31, 1993, the month end prior to the inception of Class A shares.
[4]	Maximum contingent deferred sales load declines to 2.00% if shares are sold in year 3 or 4 after purchase; 1.00% in year 5 or 6; and 0.00% in year 7 and beyond.
[5]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class | RS Emerging Markets Fund
RS Emerging Markets Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class RS Emerging Markets Fund	Class A		Class B		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	3.00%	[2]	1.00%	[3]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Maximum contingent deferred sales load declines to 2.00% if shares are sold in year 3 or 4 after purchase; 1.00% in year 5 or 6; and 0.00% in year 7 and beyond.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Retail Class RS Emerging Markets Fund		Class A	Class B	Class C	Class K
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees		0.25%	1.00%	1.00%	0.65%
Other Expenses	[1]	0.32%	0.46%	0.32%	0.28%
Total Annual Fund Operating Expenses	[2]	1.57%	2.46%	2.32%	1.93%
[1]	"Other Expenses" include expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") of 0.01% or less of the Fund's average daily net assets for the fiscal year ended December 31, 2010.
[2]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012, to limit the Fund's Total Annual Fund Operating Expenses to 1.65% for Class A shares, 2.52% for Class B shares, 2.45% for Class C shares, and 1.96% for Class K shares. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - Retail Class RS Emerging Markets Fund (USD $)	Class A	Class B	Class C	Class K
1 Year	627	549	335	196
3 Years	947	967	724	606
5 Years	1,290	1,411	1,240	1,042
10 Years	2,254	2,577	2,656	2,254

Assuming No Redemption
Expense Example, No Redemption - Retail Class RS Emerging Markets Fund (USD $)	Class A	Class B	Class C	Class K
1 Year	627	249	235	196
3 Years	947	767	724	606
5 Years	1,290	1,311	1,240	1,042
10 Years	2,254	2,577	2,656	2,254

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund defines an emerging market country as one whose economy or markets are considered by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing. The Fund defines an emerging market company as one that is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.

The Fund's investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders. Some of the fundamental factors that the team considers when analyzing companies are: earnings growth, cash flow growth, profitability, debt and interest cover, and valuation.

Principal Risks

You may lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Baillie Gifford Overseas Limited, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Fund Performance

The bar chart and the table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund is the successor to The Guardian Baillie Gifford Emerging Markets Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2009 44.06% Worst Quarter Fourth Quarter 2008 -29.41%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Retail Class RS Emerging Markets Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A	May 1, 1997	12.55%	13.43%	17.08%	10.85%
Class A Return After Taxes on Distributions	May 1, 1997	11.72%	11.96%	16.13%	10.07%
Class A Return After Taxes on Distributions and Sale of Fund Shares	May 1, 1997	8.14%	11.23%	15.18%	9.48%
Class A MSCI EM Index (reflects no deduction for fees, expenses or taxes)	May 1, 1997	19.20%	13.11%	16.23%	8.77%	[1]
Class B	May 1, 1997	14.11%	13.48%	16.67%	10.11%
Class B MSCI EM Index (reflects no deduction for fees, expenses or taxes)	May 1, 1997	19.20%	13.11%	16.23%	8.77%	[1]
Class C	Aug 7, 2000	16.26%	13.67%	16.55%	13.47%
Class C MSCI EM Index (reflects no deduction for fees, expenses or taxes)	Aug 7, 2000	19.20%	13.11%	16.23%	13.03%
Class K	May 15, 2001	17.71%	14.12%		17.74%
Class K MSCI EM Index (reflects no deduction for fees, expenses or taxes)	May 15, 2001	19.20%	13.11%		17.19%
[1]	Since inception returns for MSCI EM Index shown in the table for Classes A and B shares are since April 30, 1997, the month end prior to the inception of Classes A and B shares.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Retail Class | RS Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[3]
1 Year	rr_ExpenseExampleYear01	627
3 Years	rr_ExpenseExampleYear03	947
5 Years	rr_ExpenseExampleYear05	1,290
10 Years	rr_ExpenseExampleYear10	2,254
1 Year	rr_ExpenseExampleNoRedemptionYear01	627
3 Years	rr_ExpenseExampleNoRedemptionYear03	947
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,290
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,254
Annual Return 2001	rr_AnnualReturn2001	1.68%
Annual Return 2002	rr_AnnualReturn2002	(4.50%)
Annual Return 2003	rr_AnnualReturn2003	53.53%
Annual Return 2004	rr_AnnualReturn2004	23.53%
Annual Return 2005	rr_AnnualReturn2005	39.83%
Annual Return 2006	rr_AnnualReturn2006	35.79%
Annual Return 2007	rr_AnnualReturn2007	43.72%
Annual Return 2008	rr_AnnualReturn2008	(55.70%)
Annual Return 2009	rr_AnnualReturn2009	92.96%
Annual Return 2010	rr_AnnualReturn2010	18.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	44.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.41%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1997
1 Year	rr_AverageAnnualReturnYear01	12.55%
5 Years	rr_AverageAnnualReturnYear05	13.43%
10 Years	rr_AverageAnnualReturnYear10	17.08%
Since Inception	rr_AverageAnnualReturnSinceInception	10.85%
Retail Class | RS Emerging Markets Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1997
1 Year	rr_AverageAnnualReturnYear01	11.72%
5 Years	rr_AverageAnnualReturnYear05	11.96%
10 Years	rr_AverageAnnualReturnYear10	16.13%
Since Inception	rr_AverageAnnualReturnSinceInception	10.07%
Retail Class | RS Emerging Markets Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1997
1 Year	rr_AverageAnnualReturnYear01	8.14%
5 Years	rr_AverageAnnualReturnYear05	11.23%
10 Years	rr_AverageAnnualReturnYear10	15.18%
Since Inception	rr_AverageAnnualReturnSinceInception	9.48%
Retail Class | RS Emerging Markets Fund | Class A | MSCI EM Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1997
1 Year	rr_AverageAnnualReturnYear01	19.20%
5 Years	rr_AverageAnnualReturnYear05	13.11%
10 Years	rr_AverageAnnualReturnYear10	16.23%
Since Inception	rr_AverageAnnualReturnSinceInception	8.77%	[4]
Retail Class | RS Emerging Markets Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%	[3]
1 Year	rr_ExpenseExampleYear01	549
3 Years	rr_ExpenseExampleYear03	967
5 Years	rr_ExpenseExampleYear05	1,411
10 Years	rr_ExpenseExampleYear10	2,577
1 Year	rr_ExpenseExampleNoRedemptionYear01	249
3 Years	rr_ExpenseExampleNoRedemptionYear03	767
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,311
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,577
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1997
1 Year	rr_AverageAnnualReturnYear01	14.11%
5 Years	rr_AverageAnnualReturnYear05	13.48%
10 Years	rr_AverageAnnualReturnYear10	16.67%
Since Inception	rr_AverageAnnualReturnSinceInception	10.11%
Retail Class | RS Emerging Markets Fund | Class B | MSCI EM Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1997
1 Year	rr_AverageAnnualReturnYear01	19.20%
5 Years	rr_AverageAnnualReturnYear05	13.11%
10 Years	rr_AverageAnnualReturnYear10	16.23%
Since Inception	rr_AverageAnnualReturnSinceInception	8.77%	[4]
Retail Class | RS Emerging Markets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%	[3]
1 Year	rr_ExpenseExampleYear01	335
3 Years	rr_ExpenseExampleYear03	724
5 Years	rr_ExpenseExampleYear05	1,240
10 Years	rr_ExpenseExampleYear10	2,656
1 Year	rr_ExpenseExampleNoRedemptionYear01	235
3 Years	rr_ExpenseExampleNoRedemptionYear03	724
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,240
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,656
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	16.26%
5 Years	rr_AverageAnnualReturnYear05	13.67%
10 Years	rr_AverageAnnualReturnYear10	16.55%
Since Inception	rr_AverageAnnualReturnSinceInception	13.47%
Retail Class | RS Emerging Markets Fund | Class C | MSCI EM Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	19.20%
5 Years	rr_AverageAnnualReturnYear05	13.11%
10 Years	rr_AverageAnnualReturnYear10	16.23%
Since Inception	rr_AverageAnnualReturnSinceInception	13.03%
Retail Class | RS Emerging Markets Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%	[3]
1 Year	rr_ExpenseExampleYear01	196
3 Years	rr_ExpenseExampleYear03	606
5 Years	rr_ExpenseExampleYear05	1,042
10 Years	rr_ExpenseExampleYear10	2,254
1 Year	rr_ExpenseExampleNoRedemptionYear01	196
3 Years	rr_ExpenseExampleNoRedemptionYear03	606
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,254
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
1 Year	rr_AverageAnnualReturnYear01	17.71%
5 Years	rr_AverageAnnualReturnYear05	14.12%
Since Inception	rr_AverageAnnualReturnSinceInception	17.74%
Retail Class | RS Emerging Markets Fund | Class K | MSCI EM Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
1 Year	rr_AverageAnnualReturnYear01	19.20%
5 Years	rr_AverageAnnualReturnYear05	13.11%
Since Inception	rr_AverageAnnualReturnSinceInception	17.19%
Retail Class | RS Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund defines an emerging market country as one whose economy or markets are considered by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing. The Fund defines an emerging market company as one that is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.

The Fund's investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders. Some of the fundamental factors that the team considers when analyzing companies are: earnings growth, cash flow growth, profitability, debt and interest cover, and valuation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Baillie Gifford Overseas Limited, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund is the successor to The Guardian Baillie Gifford Emerging Markets Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Second Quarter 2009 44.06% Worst Quarter Fourth Quarter 2008 -29.41%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	"Other Expenses" include expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") of 0.01% or less of the Fund's average daily net assets for the fiscal year ended December 31, 2010.
[3]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012, to limit the Fund's Total Annual Fund Operating Expenses to 1.65% for Class A shares, 2.52% for Class B shares, 2.45% for Class C shares, and 1.96% for Class K shares. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[4]	Since inception returns for MSCI EM Index shown in the table for Classes A and B shares are since April 30, 1997, the month end prior to the inception of Classes A and B shares.
[5]	Maximum contingent deferred sales load declines to 2.00% if shares are sold in year 3 or 4 after purchase; 1.00% in year 5 or 6; and 0.00% in year 7 and beyond.
[6]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class | RS Investment Quality Bond Fund
RS Investment Quality Bond Fund
Investment Objectives
To seek a high level of current income and capital appreciation without undue risk to principal.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class RS Investment Quality Bond Fund	Class A		Class B		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	3.00%	[2]	1.00%	[3]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Maximum contingent deferred sales load declines to 2.00% if shares are sold in year 3 or 4 after purchase; 1.00% in year 5 or 6; and 0.00% in year 7 and beyond.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Retail Class RS Investment Quality Bond Fund		Class A	Class B	Class C	Class K
Management Fees		0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees		0.25%	1.00%	1.00%	0.65%
Other Expenses		0.29%	0.32%	0.30%	0.35%
Total Annual Fund Operating Expenses	[1]	1.04%	1.82%	1.80%	1.50%
Fee Waiver/Expense Reimbursement	[1]	(0.19%)	(0.22%)	(0.20%)	(0.25%)
Net Expenses	[1]	0.85%	1.60%	1.60%	1.25%
[1]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - Retail Class RS Investment Quality Bond Fund (USD $)	Class A	Class B	Class C	Class K
1 Year	459	463	263	127
3 Years	675	751	547	450
5 Years	910	1,065	956	795
10 Years	1,582	1,905	2,100	1,769

Assuming No Redemption
Expense Example, No Redemption - Retail Class RS Investment Quality Bond Fund (USD $)	Class A	Class B	Class C	Class K
1 Year	459	163	163	127
3 Years	675	551	547	450
5 Years	910	965	956	795
10 Years	1,582	1,905	2,100	1,769

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Fund's investment team allocates the Fund's investments among the various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Fund normally diversifies its asset allocations broadly among the debt securities markets but may emphasize some sectors over others based on their attractiveness relative to one another. Within sector allocations, the Fund's investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Fund seeks to maintain an intermediate duration (between three and 10 years) but may lengthen or shorten its duration within the intermediate range to reflect changes in the overall composition of the investment-grade debt markets. Duration is a measure of a bond price's sensitivity to changes in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of five years would be expected to fall approximately 5% if rates were to rise by one percentage point.

The Fund normally invests at least 80% of its net assets in investment-grade debt securities.Debt securities may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, and obligations of the U.S. government and its agencies and instrumentalities. An investment-grade security is one that is rated by Moody's Investors Service, Inc., or Standard & Poor's Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Fund's investment team to be of comparable quality. The Fund may invest in lower-rated debt securities, commonly known as "high-yield" securities or "junk bonds"; normally, less than 10% of the Fund's assets will be invested in lower-rated securities.

The Fund may also invest up to 10% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Fund may invest without limit in so-called Yankee securities, which are debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may engage in dollar roll and reverse repurchase agreement transactions. The Fund also may enter into derivative transactions, such as index futures contracts, Treasury futures contracts, Eurodollar futures contracts, and interest rate swap agreements, to manage its exposure to interest rate risk or as a substitute for investments directly in debt securities. Although many of these instruments may exhibit characteristics of leveraged transactions, the Fund will not enter into derivatives transactions for the purpose of leveraging the Fund's investment portfolio.

The Fund may invest in loans or other investments that have economic characteristics similar to loans of any maturity and credit quality. If the Fund invests in loans, the Fund's investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

            Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100%.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan.

Fund Performance

The bar chart below and table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund is the successor to The Guardian Investment Quality Bond Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Third Quarter 2009 5.27% Worst Quarter Second Quarter 2004 -2.63%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Retail Class RS Investment Quality Bond Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A	Feb 16, 1993	3.47%	4.64%	5.15%	5.34%
Class A Return After Taxes on Distributions	Feb 16, 1993	1.93%	3.03%	3.43%	3.29%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Feb 16, 1993	2.48%	3.02%	3.40%	3.29%
Class A Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Feb 16, 1993	6.54%	5.80%	5.84%	6.27%
Class B	Aug 7, 2000	3.65%	4.47%	4.92%	5.20%
Class B Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Aug 7, 2000	6.54%	5.80%	5.84%	6.17%
Class C	Aug 7, 2000	5.64%	4.63%	4.77%	5.01%
Class C Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Aug 7, 2000	6.54%	5.80%	5.84%	6.17%
Class K	May 15, 2001	7.12%	5.02%		5.04%
Class K Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	May 15, 2001	6.54%	5.80%		5.79%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Retail Class | RS Investment Quality Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Net Expenses	rr_NetExpensesOverAssets	0.85%	[2]
1 Year	rr_ExpenseExampleYear01	459
3 Years	rr_ExpenseExampleYear03	675
5 Years	rr_ExpenseExampleYear05	910
10 Years	rr_ExpenseExampleYear10	1,582
1 Year	rr_ExpenseExampleNoRedemptionYear01	459
3 Years	rr_ExpenseExampleNoRedemptionYear03	675
5 Years	rr_ExpenseExampleNoRedemptionYear05	910
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,582
Annual Return 2001	rr_AnnualReturn2001	8.55%
Annual Return 2002	rr_AnnualReturn2002	9.25%
Annual Return 2003	rr_AnnualReturn2003	4.52%
Annual Return 2004	rr_AnnualReturn2004	4.10%
Annual Return 2005	rr_AnnualReturn2005	2.07%
Annual Return 2006	rr_AnnualReturn2006	4.08%
Annual Return 2007	rr_AnnualReturn2007	5.73%
Annual Return 2008	rr_AnnualReturn2008	(0.35%)
Annual Return 2009	rr_AnnualReturn2009	10.50%
Annual Return 2010	rr_AnnualReturn2010	7.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.63%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
1 Year	rr_AverageAnnualReturnYear01	3.47%
5 Years	rr_AverageAnnualReturnYear05	4.64%
10 Years	rr_AverageAnnualReturnYear10	5.15%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Retail Class | RS Investment Quality Bond Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
1 Year	rr_AverageAnnualReturnYear01	1.93%
5 Years	rr_AverageAnnualReturnYear05	3.03%
10 Years	rr_AverageAnnualReturnYear10	3.43%
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Retail Class | RS Investment Quality Bond Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
1 Year	rr_AverageAnnualReturnYear01	2.48%
5 Years	rr_AverageAnnualReturnYear05	3.02%
10 Years	rr_AverageAnnualReturnYear10	3.40%
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Retail Class | RS Investment Quality Bond Fund | Class A | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.27%
Retail Class | RS Investment Quality Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.60%	[2]
1 Year	rr_ExpenseExampleYear01	463
3 Years	rr_ExpenseExampleYear03	751
5 Years	rr_ExpenseExampleYear05	1,065
10 Years	rr_ExpenseExampleYear10	1,905
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	551
5 Years	rr_ExpenseExampleNoRedemptionYear05	965
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,905
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	3.65%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	4.92%
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
Retail Class | RS Investment Quality Bond Fund | Class B | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.17%
Retail Class | RS Investment Quality Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.60%	[2]
1 Year	rr_ExpenseExampleYear01	263
3 Years	rr_ExpenseExampleYear03	547
5 Years	rr_ExpenseExampleYear05	956
10 Years	rr_ExpenseExampleYear10	2,100
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	547
5 Years	rr_ExpenseExampleNoRedemptionYear05	956
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,100
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	5.64%
5 Years	rr_AverageAnnualReturnYear05	4.63%
10 Years	rr_AverageAnnualReturnYear10	4.77%
Since Inception	rr_AverageAnnualReturnSinceInception	5.01%
Retail Class | RS Investment Quality Bond Fund | Class C | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.17%
Retail Class | RS Investment Quality Bond Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.25%	[2]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	450
5 Years	rr_ExpenseExampleYear05	795
10 Years	rr_ExpenseExampleYear10	1,769
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	450
5 Years	rr_ExpenseExampleNoRedemptionYear05	795
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,769
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
1 Year	rr_AverageAnnualReturnYear01	7.12%
5 Years	rr_AverageAnnualReturnYear05	5.02%
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Retail Class | RS Investment Quality Bond Fund | Class K | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%
Retail Class | RS Investment Quality Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Investment Quality Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income and capital appreciation without undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Fund's investment team allocates the Fund's investments among the various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Fund normally diversifies its asset allocations broadly among the debt securities markets but may emphasize some sectors over others based on their attractiveness relative to one another. Within sector allocations, the Fund's investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Fund seeks to maintain an intermediate duration (between three and 10 years) but may lengthen or shorten its duration within the intermediate range to reflect changes in the overall composition of the investment-grade debt markets. Duration is a measure of a bond price's sensitivity to changes in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of five years would be expected to fall approximately 5% if rates were to rise by one percentage point.

The Fund normally invests at least 80% of its net assets in investment-grade debt securities.Debt securities may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, and obligations of the U.S. government and its agencies and instrumentalities. An investment-grade security is one that is rated by Moody's Investors Service, Inc., or Standard & Poor's Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Fund's investment team to be of comparable quality. The Fund may invest in lower-rated debt securities, commonly known as "high-yield" securities or "junk bonds"; normally, less than 10% of the Fund's assets will be invested in lower-rated securities.

The Fund may also invest up to 10% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Fund may invest without limit in so-called Yankee securities, which are debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may engage in dollar roll and reverse repurchase agreement transactions. The Fund also may enter into derivative transactions, such as index futures contracts, Treasury futures contracts, Eurodollar futures contracts, and interest rate swap agreements, to manage its exposure to interest rate risk or as a substitute for investments directly in debt securities. Although many of these instruments may exhibit characteristics of leveraged transactions, the Fund will not enter into derivatives transactions for the purpose of leveraging the Fund's investment portfolio.

The Fund may invest in loans or other investments that have economic characteristics similar to loans of any maturity and credit quality. If the Fund invests in loans, the Fund's investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

            Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100%.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below and table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund is the successor to The Guardian Investment Quality Bond Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below and table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Third Quarter 2009 5.27% Worst Quarter Second Quarter 2004 -2.63%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[3]	Maximum contingent deferred sales load declines to 2.00% if shares are sold in year 3 or 4 after purchase; 1.00% in year 5 or 6; and 0.00% in year 7 and beyond.
[4]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class | RS Low Duration Bond Fund
RS Low Duration Bond Fund
Investment Objective
A high level of current income consistent with preservation of capital.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class RS Low Duration Bond Fund	Class A		Class B		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower or sales proceeds or the original offering price)	none	[1]	3.00%	[2]	1.00%	[3]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Maximum contingent deferred sales load declines to 2.00% if shares are sold in year 3 or 4 after purchase; 1.00% in year 5 or 6; and 0.00% in year 7 and beyond.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Retail Class RS Low Duration Bond Fund		Class A	Class B	Class C	Class K
Management Fees		0.45%	0.45%	0.45%	0.45%
Distribution (12b-1) Fees		0.25%	1.00%	1.00%	0.65%
Other Expenses		0.23%	0.35%	0.22%	0.31%
Total Annual Fund Operating Expenses	[1]	0.93%	1.80%	1.67%	1.41%
Fee Waiver/Expense Reimbursement	[1]	(0.13%)	(0.25%)	(0.12%)	(0.21%)
Net Expenses	[1]	0.80%	1.55%	1.55%	1.20%
[1]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - Retail Class RS Low Duration Bond Fund (USD $)	Class A	Class B	Class C	Class K
1 Year	305	458	258	122
3 Years	502	742	515	426
5 Years	716	1,052	896	751
10 Years	1,331	1,866	1,966	1,673

Assuming No Redemption
Expense Example, No Redemption - Retail Class RS Low Duration Bond Fund (USD $)	Class A	Class B	Class C	Class K
1 Year	305	158	158	122
3 Years	502	542	515	426
5 Years	716	952	896	751
10 Years	1,331	1,866	1,966	1,673

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 121% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Fund's investment team allocates the Fund's investments among various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Fund normally diversifies its asset allocations broadly among the debt securities markets but may emphasize some sectors over others based on what the investment team believes to be their attractiveness relative to one another.

Within sector allocations, the Fund's investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, the credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Fund tends to have an average duration within a range of one to three years and an average maturity between one and three years. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point.

The Fund normally invests at least 80% of its net assets in debt securities, which may include, for example, corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies and instrumentalities.An investment-grade security is one that is rated by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Fund's investment team to be of comparable quality. The Fund may invest in lower-rated debt securities, commonly known as "high-yield" securities or "junk bonds"; normally, less than 10% of the Fund's assets will be invested in lower-rated securities.

The Fund may also invest up to 10% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Fund may invest without limit in so-called Yankee securities, which are debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may engage in dollar roll and reverse repurchase agreement transactions. The Fund also may enter into derivative transactions, such as index futures contracts, Treasury futures contracts, Eurodollar futures contracts, and interest rate swap agreements, to manage its exposure to interest rate risk or as a substitute for investments directly in debt securities. Although many of these instruments may exhibit characteristics of leveraged transactions, the Fund will not enter into derivatives transactions for the purpose of leveraging the Fund's investment portfolio.

The Fund may invest in loans or other investments that have economic characteristics similar to loans of any maturity and credit quality. If the Fund invests in loans, the Fund's investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced portfolio turnover in excess of 300% and will likely experience high portfolio turnover rates in the future.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund is the successor to The Guardian Low Duration Bond Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Third Quarter 2009 2.20% Worst Quarter Second Quarter 2004 -1.02%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Retail Class RS Low Duration Bond Fund	1 Year	5 Years	Since Inception	Inception Date of Share Class
Class A	1.85%	4.10%	3.24%	Jul 30, 2003
Class A Return After Taxes on Distributions	0.80%	2.86%	2.12%	Jul 30, 2003
Class A Return After Taxes on Distributions and Sale of Fund Shares	1.21%	2.77%	2.11%	Jul 30, 2003
Class B	0.38%	3.59%	2.77%	Jul 30, 2003
Class C	2.38%	3.78%	2.79%	Jul 30, 2003
Class K	3.75%	4.15%	3.15%	Jul 30, 2003
Barclays Capital U.S. Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)	2.40%	4.32%	3.40%	Jul 30, 2003

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Retail Class | RS Low Duration Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Expenses	rr_NetExpensesOverAssets	0.80%	[2]
1 Year	rr_ExpenseExampleYear01	305
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	716
10 Years	rr_ExpenseExampleYear10	1,331
1 Year	rr_ExpenseExampleNoRedemptionYear01	305
3 Years	rr_ExpenseExampleNoRedemptionYear03	502
5 Years	rr_ExpenseExampleNoRedemptionYear05	716
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,331
Annual Return 2004	rr_AnnualReturn2004	1.36%
Annual Return 2005	rr_AnnualReturn2005	1.33%
Annual Return 2006	rr_AnnualReturn2006	4.15%
Annual Return 2007	rr_AnnualReturn2007	5.29%
Annual Return 2008	rr_AnnualReturn2008	3.35%
Annual Return 2009	rr_AnnualReturn2009	5.89%
Annual Return 2010	rr_AnnualReturn2010	4.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.02%)
1 Year	rr_AverageAnnualReturnYear01	1.85%
5 Years	rr_AverageAnnualReturnYear05	4.10%
Since Inception	rr_AverageAnnualReturnSinceInception	3.24%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003
Retail Class | RS Low Duration Bond Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.80%
5 Years	rr_AverageAnnualReturnYear05	2.86%
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003
Retail Class | RS Low Duration Bond Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.21%
5 Years	rr_AverageAnnualReturnYear05	2.77%
Since Inception	rr_AverageAnnualReturnSinceInception	2.11%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003
Retail Class | RS Low Duration Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.55%	[2]
1 Year	rr_ExpenseExampleYear01	458
3 Years	rr_ExpenseExampleYear03	742
5 Years	rr_ExpenseExampleYear05	1,052
10 Years	rr_ExpenseExampleYear10	1,866
1 Year	rr_ExpenseExampleNoRedemptionYear01	158
3 Years	rr_ExpenseExampleNoRedemptionYear03	542
5 Years	rr_ExpenseExampleNoRedemptionYear05	952
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,866
1 Year	rr_AverageAnnualReturnYear01	0.38%
5 Years	rr_AverageAnnualReturnYear05	3.59%
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003
Retail Class | RS Low Duration Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.55%	[2]
1 Year	rr_ExpenseExampleYear01	258
3 Years	rr_ExpenseExampleYear03	515
5 Years	rr_ExpenseExampleYear05	896
10 Years	rr_ExpenseExampleYear10	1,966
1 Year	rr_ExpenseExampleNoRedemptionYear01	158
3 Years	rr_ExpenseExampleNoRedemptionYear03	515
5 Years	rr_ExpenseExampleNoRedemptionYear05	896
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,966
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003
Retail Class | RS Low Duration Bond Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.20%	[2]
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	426
5 Years	rr_ExpenseExampleYear05	751
10 Years	rr_ExpenseExampleYear10	1,673
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	426
5 Years	rr_ExpenseExampleNoRedemptionYear05	751
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,673
1 Year	rr_AverageAnnualReturnYear01	3.75%
5 Years	rr_AverageAnnualReturnYear05	4.15%
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003
Retail Class | RS Low Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Low Duration Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A high level of current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 121% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Fund's investment team allocates the Fund's investments among various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Fund normally diversifies its asset allocations broadly among the debt securities markets but may emphasize some sectors over others based on what the investment team believes to be their attractiveness relative to one another.

Within sector allocations, the Fund's investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, the credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Fund tends to have an average duration within a range of one to three years and an average maturity between one and three years. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point.

The Fund normally invests at least 80% of its net assets in debt securities, which may include, for example, corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies and instrumentalities.An investment-grade security is one that is rated by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Fund's investment team to be of comparable quality. The Fund may invest in lower-rated debt securities, commonly known as "high-yield" securities or "junk bonds"; normally, less than 10% of the Fund's assets will be invested in lower-rated securities.

The Fund may also invest up to 10% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Fund may invest without limit in so-called Yankee securities, which are debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may engage in dollar roll and reverse repurchase agreement transactions. The Fund also may enter into derivative transactions, such as index futures contracts, Treasury futures contracts, Eurodollar futures contracts, and interest rate swap agreements, to manage its exposure to interest rate risk or as a substitute for investments directly in debt securities. Although many of these instruments may exhibit characteristics of leveraged transactions, the Fund will not enter into derivatives transactions for the purpose of leveraging the Fund's investment portfolio.

The Fund may invest in loans or other investments that have economic characteristics similar to loans of any maturity and credit quality. If the Fund invests in loans, the Fund's investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced portfolio turnover in excess of 300% and will likely experience high portfolio turnover rates in the future.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund is the successor to The Guardian Low Duration Bond Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter Third Quarter 2009 2.20% Worst Quarter Second Quarter 2004 -1.02%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Retail Class | RS Low Duration Bond Fund | Barclays Capital U.S. Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.40%
5 Years	rr_AverageAnnualReturnYear05	4.32%
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[3]	Maximum contingent deferred sales load declines to 2.00% if shares are sold in year 3 or 4 after purchase; 1.00% in year 5 or 6; and 0.00% in year 7 and beyond.
[4]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class | RS High Yield Fund
RS High Yield Fund (formerly "RS High Yield Bond Fund")
Investment Objectives
To seek current income.
Capital appreciation is a secondary objective.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class RS High Yield Fund	Class A		Class B		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	3.00%	[2]	1.00%	[3]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Maximum contingent deferred sales load declines to 2.00% if shares are sold in year 3 or 4 after purchase; 1.00% in year 5 or 6; and 0.00% in year 7 and beyond.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)

Annual Fund Operating Expenses - Retail Class RS High Yield Fund		Class A	Class B	Class C	Class K
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) Fees		0.25%	1.00%	1.00%	0.65%
Other Expenses		0.29%	0.37%	0.32%	0.33%
Total Annual Fund Operating Expenses	[1]	1.14%	1.97%	1.92%	1.58%
Fee Waiver/Expense Reimbursement	[1]	(0.29%)	(0.37%)	(0.32%)	(0.33%)
Net Expenses	[1]	0.85%	1.60%	1.60%	1.25%
[1]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - Retail Class RS High Yield Fund (USD $)	Class A	Class B	Class C	Class K
1 Year	459	463	263	127
3 Years	696	783	572	467
5 Years	952	1,128	1,007	829
10 Years	1,684	2,050	2,217	1,850

Assuming No Redemption
Expense Example, No Redemption - Retail Class RS High Yield Fund (USD $)	Class A	Class B	Class C	Class K
1 Year	459	163	163	127
3 Years	696	583	572	467
5 Years	952	1,028	1,007	829
10 Years	1,684	2,050	2,217	1,850

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests primarily in securities, including high-yield corporate bonds, convertible bonds, and other debt securities, that are rated below investment grade by nationally recognized statistical ratings organizations (commonly known as "high-yield" securities or "junk bonds") at the time of purchase or, if unrated, have been determined by the Fund's investment team to be of comparable quality.

The Fund's investment team considers several factors relating to the issuer in purchasing and selling securities relative to the price of the security, such as the earnings patterns, the financial history, the management structure, and the general prospects. The Fund's investment team considers the duration and the maturity of the Fund's portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the high-yield securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default, giving them a lower rating.

The Fund normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade.An investment will be considered to be rated below investment grade if it is rated by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by the Fund's investment team to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, "payment-in-kind" securities, convertible bonds, loans, and other investments that have economic characteristics similar to loans. The Fund may invest in corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.

The Fund may invest in common and preferred stocks as well as warrants to purchase common stocks, bonds, or other securities; typically, not more than 20% of the Fund's assets will be invested in these types of securities.

The Fund also may invest up to 35% of the value of its total assets in foreign securities and so-called Yankee securities, which are debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund also may enter into derivative transactions, such as index futures contracts, Treasury futures contracts, Eurodollar futures contracts, interest rate swap agreements, credit default swaps, loan credit default swaps, credit default index swaps and loan credit default index swaps, to manage its exposure to interest rate risk or as a substitute for investments directly in debt securities. Although many of these instruments may exhibit characteristics of leveraged transactions, the Fund will not enter into derivatives transactions for the purpose of leveraging the Fund's investment portfolio.

The Fund may invest in loans or other investments that have economic characteristics similar to loans of any maturity and credit quality. If the Fund invests in loans, the Fund's investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund is the successor to The Guardian High Yield Bond Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2009 13.55% Worst Quarter Fourth Quarter 2008 -12.45%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Retail Class RS High Yield Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A	Sep 1, 1998	9.23%	5.98%	6.53%	5.43%
Class A Return After Taxes on Distributions	Sep 1, 1998	6.34%	3.15%	3.63%	2.43%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Sep 1, 1998	5.88%	3.36%	3.76%	2.71%
Class A Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)	Sep 1, 1998	15.12%	8.91%	8.88%	7.07%
Class B	Sep 1, 1998	9.87%	5.86%	6.30%	5.16%
Class B Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)	Sep 1, 1998	15.12%	8.91%	8.88%	7.07%
Class C	Aug 7, 2000	11.88%	6.01%	6.16%	5.24%
Class C Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)	Aug 7, 2000	15.12%	8.91%	8.88%	7.91%
Class K	May 15, 2001	13.09%	6.38%		6.43%
Class K Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)	May 15, 2001	15.12%	8.91%		8.57%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Retail Class | RS High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Net Expenses	rr_NetExpensesOverAssets	0.85%	[2]
1 Year	rr_ExpenseExampleYear01	459
3 Years	rr_ExpenseExampleYear03	696
5 Years	rr_ExpenseExampleYear05	952
10 Years	rr_ExpenseExampleYear10	1,684
1 Year	rr_ExpenseExampleNoRedemptionYear01	459
3 Years	rr_ExpenseExampleNoRedemptionYear03	696
5 Years	rr_ExpenseExampleNoRedemptionYear05	952
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,684
Annual Return 2001	rr_AnnualReturn2001	2.87%
Annual Return 2002	rr_AnnualReturn2002	0.96%
Annual Return 2003	rr_AnnualReturn2003	20.11%
Annual Return 2004	rr_AnnualReturn2004	9.15%
Annual Return 2005	rr_AnnualReturn2005	3.34%
Annual Return 2006	rr_AnnualReturn2006	9.14%
Annual Return 2007	rr_AnnualReturn2007	1.04%
Annual Return 2008	rr_AnnualReturn2008	(20.10%)
Annual Return 2009	rr_AnnualReturn2009	38.92%
Annual Return 2010	rr_AnnualReturn2010	13.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.45%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep 1, 1998
1 Year	rr_AverageAnnualReturnYear01	9.23%
5 Years	rr_AverageAnnualReturnYear05	5.98%
10 Years	rr_AverageAnnualReturnYear10	6.53%
Since Inception	rr_AverageAnnualReturnSinceInception	5.43%
Retail Class | RS High Yield Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep 1, 1998
1 Year	rr_AverageAnnualReturnYear01	6.34%
5 Years	rr_AverageAnnualReturnYear05	3.15%
10 Years	rr_AverageAnnualReturnYear10	3.63%
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
Retail Class | RS High Yield Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep 1, 1998
1 Year	rr_AverageAnnualReturnYear01	5.88%
5 Years	rr_AverageAnnualReturnYear05	3.36%
10 Years	rr_AverageAnnualReturnYear10	3.76%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Retail Class | RS High Yield Fund | Class A | Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep 1, 1998
1 Year	rr_AverageAnnualReturnYear01	15.12%
5 Years	rr_AverageAnnualReturnYear05	8.91%
10 Years	rr_AverageAnnualReturnYear10	8.88%
Since Inception	rr_AverageAnnualReturnSinceInception	7.07%
Retail Class | RS High Yield Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.60%	[2]
1 Year	rr_ExpenseExampleYear01	463
3 Years	rr_ExpenseExampleYear03	783
5 Years	rr_ExpenseExampleYear05	1,128
10 Years	rr_ExpenseExampleYear10	2,050
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	583
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,028
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,050
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep 1, 1998
1 Year	rr_AverageAnnualReturnYear01	9.87%
5 Years	rr_AverageAnnualReturnYear05	5.86%
10 Years	rr_AverageAnnualReturnYear10	6.30%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Retail Class | RS High Yield Fund | Class B | Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep 1, 1998
1 Year	rr_AverageAnnualReturnYear01	15.12%
5 Years	rr_AverageAnnualReturnYear05	8.91%
10 Years	rr_AverageAnnualReturnYear10	8.88%
Since Inception	rr_AverageAnnualReturnSinceInception	7.07%
Retail Class | RS High Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.60%	[2]
1 Year	rr_ExpenseExampleYear01	263
3 Years	rr_ExpenseExampleYear03	572
5 Years	rr_ExpenseExampleYear05	1,007
10 Years	rr_ExpenseExampleYear10	2,217
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	572
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,007
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,217
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	11.88%
5 Years	rr_AverageAnnualReturnYear05	6.01%
10 Years	rr_AverageAnnualReturnYear10	6.16%
Since Inception	rr_AverageAnnualReturnSinceInception	5.24%
Retail Class | RS High Yield Fund | Class C | Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	15.12%
5 Years	rr_AverageAnnualReturnYear05	8.91%
10 Years	rr_AverageAnnualReturnYear10	8.88%
Since Inception	rr_AverageAnnualReturnSinceInception	7.91%
Retail Class | RS High Yield Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.25%	[2]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	467
5 Years	rr_ExpenseExampleYear05	829
10 Years	rr_ExpenseExampleYear10	1,850
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	467
5 Years	rr_ExpenseExampleNoRedemptionYear05	829
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,850
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
1 Year	rr_AverageAnnualReturnYear01	13.09%
5 Years	rr_AverageAnnualReturnYear05	6.38%
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%
Retail Class | RS High Yield Fund | Class K | Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
1 Year	rr_AverageAnnualReturnYear01	15.12%
5 Years	rr_AverageAnnualReturnYear05	8.91%
Since Inception	rr_AverageAnnualReturnSinceInception	8.57%
Retail Class | RS High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS High Yield Fund (formerly "RS High Yield Bond Fund")
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in securities, including high-yield corporate bonds, convertible bonds, and other debt securities, that are rated below investment grade by nationally recognized statistical ratings organizations (commonly known as "high-yield" securities or "junk bonds") at the time of purchase or, if unrated, have been determined by the Fund's investment team to be of comparable quality.

The Fund's investment team considers several factors relating to the issuer in purchasing and selling securities relative to the price of the security, such as the earnings patterns, the financial history, the management structure, and the general prospects. The Fund's investment team considers the duration and the maturity of the Fund's portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the high-yield securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default, giving them a lower rating.

The Fund normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade.An investment will be considered to be rated below investment grade if it is rated by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by the Fund's investment team to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, "payment-in-kind" securities, convertible bonds, loans, and other investments that have economic characteristics similar to loans. The Fund may invest in corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.

The Fund may invest in common and preferred stocks as well as warrants to purchase common stocks, bonds, or other securities; typically, not more than 20% of the Fund's assets will be invested in these types of securities.

The Fund also may invest up to 35% of the value of its total assets in foreign securities and so-called Yankee securities, which are debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund also may enter into derivative transactions, such as index futures contracts, Treasury futures contracts, Eurodollar futures contracts, interest rate swap agreements, credit default swaps, loan credit default swaps, credit default index swaps and loan credit default index swaps, to manage its exposure to interest rate risk or as a substitute for investments directly in debt securities. Although many of these instruments may exhibit characteristics of leveraged transactions, the Fund will not enter into derivatives transactions for the purpose of leveraging the Fund's investment portfolio.

The Fund may invest in loans or other investments that have economic characteristics similar to loans of any maturity and credit quality. If the Fund invests in loans, the Fund's investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund is the successor to The Guardian High Yield Bond Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Second Quarter 2009 13.55% Worst Quarter Fourth Quarter 2008 -12.45%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[3]	Maximum contingent deferred sales load declines to 2.00% if shares are sold in year 3 or 4 after purchase; 1.00% in year 5 or 6; and 0.00% in year 7 and beyond.
[4]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class | RS Tax-Exempt Fund
RS Tax-Exempt Fund
Investment Objective
To maximize current income exempt from federal income taxes, consistent with the preservation of capital.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class RS Tax-Exempt Fund	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Retail Class RS Tax-Exempt Fund		Class A	Class C
Management Fees		0.50%	0.50%
Distribution (12b-1) Fees		0.25%	1.00%
Other Expenses		0.21%	0.22%
Total Annual Fund Operating Expenses	[1]	0.96%	1.72%
Fee Waiver/Expense Reimbursement	[1]	(0.16%)	(0.12%)
Net Expenses	[1]	0.80%	1.60%
[1]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect throughApril 30, 2012. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - Retail Class RS Tax-Exempt Fund (USD $)	Class A	Class C
1 Year	454	263
3 Years	654	530
5 Years	871	922
10 Years	1,495	2,020

Assuming No Redemption
Expense Example, No Redemption - Retail Class RS Tax-Exempt Fund (USD $)	Class A	Class C
1 Year	454	163
3 Years	654	530
5 Years	871	922
10 Years	1,495	2,020

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests primarily in investment-grade municipal obligations, the interest on which is, in the opinion of the issuer's bond counsel, exempt from federal income tax including the federal alternative minimum tax ("AMT").

The Fund's investment team allocates the Fund's investments among a diversified portfolio of investment-grade municipal obligations and will invest primarily in municipal securities with remaining maturities of between seven and 25 years. As of March 31, 2011, the Fund's dollar weighted average maturity was 15.7 years. The Fund's investment team may, however, invest in municipal obligations with remaining maturities outside of that range based on its analysis of the market and the economy.

Under normal circumstances at least 80% of the value of the Fund's net assets will be invested in tax-exempt municipal obligations. This is a fundamental policy that cannot be changed without shareholder approval. For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Up to 20% of the value of the Fund's net assets may also be invested in bonds that pay interest subject to federal income tax, including bonds that pay interest subject to the AMT. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:

■	general obligation bonds, guaranteed by the issuer's full faith, credit, and taxing power;

■	specific obligation bonds, payable by a special tax or revenue source;

■	revenue bonds, supported by a revenue source related to the project being financed;

■	notes or short-term obligations issued in anticipation of a bond sale, guaranteed by the collection of taxes or receipt of revenues; and

■	private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.

The Fund will normally invest in municipal securities that, at the time of purchase, are of investment grade. An investment-grade security is one that is rated by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group Baa3 or BBB-, respectively, or higher, or, if unrated, has been determined by the Fund's investment team to be of comparable quality. The Fund may invest up to 10% of its assets in below-investment grade or unrated municipal obligations that the Fund's investment team determines to be of comparable quality. The Fund is not required to sell a bond that has been downgraded to below-investment-grade after the Fund acquires it, but the Fund's overall holdings in below investment-grade bonds, including those that have been downgraded since the time of investment, generally will not exceed 20% of the Fund's assets. The Fund also may invest in other tax-exempt securities that are not municipal obligations. The Fund's investments may include any type of debt instrument, including, for example, zero-coupon securities as well as floating and variable-rate demand notes and bonds.

The Fund may invest without limit in municipal obligations (described above) that pay interest from similar revenue sources or securities of issuers within a single state.

Principal Risks

You may lose money by investing in the Fund.The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Municipal Obligations Risk

The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund is the successor to The Guardian Tax-Exempt Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Third Quarter 2009 7.63% Worst Quarter Fourth Quarter 2010 -5.36%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Retail Class RS Tax-Exempt Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A	Feb 16, 1993	(2.61%)	2.92%	4.31%	4.57%
Class A Return After Taxes on Distributions	Feb 16, 1993	(2.61%)	2.90%	4.06%	4.37%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Feb 16, 1993	(0.45%)	3.01%	4.13%	4.39%
Class A Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	Feb 16, 1993	2.38%	4.09%	4.83%	5.50%
Class C	Aug 7, 2000	(0.46%)	2.93%	3.92%	4.24%
Class C Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	Aug 7, 2000	2.38%	4.09%	4.83%	5.13%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Retail Class | RS Tax-Exempt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net Expenses	rr_NetExpensesOverAssets	0.80%	[2]
1 Year	rr_ExpenseExampleYear01	454
3 Years	rr_ExpenseExampleYear03	654
5 Years	rr_ExpenseExampleYear05	871
10 Years	rr_ExpenseExampleYear10	1,495
1 Year	rr_ExpenseExampleNoRedemptionYear01	454
3 Years	rr_ExpenseExampleNoRedemptionYear03	654
5 Years	rr_ExpenseExampleNoRedemptionYear05	871
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,495
Annual Return 2001	rr_AnnualReturn2001	4.77%
Annual Return 2002	rr_AnnualReturn2002	10.20%
Annual Return 2003	rr_AnnualReturn2003	5.34%
Annual Return 2004	rr_AnnualReturn2004	4.37%
Annual Return 2005	rr_AnnualReturn2005	4.01%
Annual Return 2006	rr_AnnualReturn2006	5.03%
Annual Return 2007	rr_AnnualReturn2007	1.47%
Annual Return 2008	rr_AnnualReturn2008	(0.23%)
Annual Return 2009	rr_AnnualReturn2009	11.52%
Annual Return 2010	rr_AnnualReturn2010	1.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.36%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
1 Year	rr_AverageAnnualReturnYear01	(2.61%)
5 Years	rr_AverageAnnualReturnYear05	2.92%
10 Years	rr_AverageAnnualReturnYear10	4.31%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Retail Class | RS Tax-Exempt Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
1 Year	rr_AverageAnnualReturnYear01	(2.61%)
5 Years	rr_AverageAnnualReturnYear05	2.90%
10 Years	rr_AverageAnnualReturnYear10	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Retail Class | RS Tax-Exempt Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
1 Year	rr_AverageAnnualReturnYear01	(0.45%)
5 Years	rr_AverageAnnualReturnYear05	3.01%
10 Years	rr_AverageAnnualReturnYear10	4.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.39%
Retail Class | RS Tax-Exempt Fund | Class A | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	4.83%
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%
Retail Class | RS Tax-Exempt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.60%	[2]
1 Year	rr_ExpenseExampleYear01	263
3 Years	rr_ExpenseExampleYear03	530
5 Years	rr_ExpenseExampleYear05	922
10 Years	rr_ExpenseExampleYear10	2,020
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	530
5 Years	rr_ExpenseExampleNoRedemptionYear05	922
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,020
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	(0.46%)
5 Years	rr_AverageAnnualReturnYear05	2.93%
10 Years	rr_AverageAnnualReturnYear10	3.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.24%
Retail Class | RS Tax-Exempt Fund | Class C | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	4.83%
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%
Retail Class | RS Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Tax-Exempt Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To maximize current income exempt from federal income taxes, consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment-grade municipal obligations, the interest on which is, in the opinion of the issuer's bond counsel, exempt from federal income tax including the federal alternative minimum tax ("AMT").

The Fund's investment team allocates the Fund's investments among a diversified portfolio of investment-grade municipal obligations and will invest primarily in municipal securities with remaining maturities of between seven and 25 years. As of March 31, 2011, the Fund's dollar weighted average maturity was 15.7 years. The Fund's investment team may, however, invest in municipal obligations with remaining maturities outside of that range based on its analysis of the market and the economy.

Under normal circumstances at least 80% of the value of the Fund's net assets will be invested in tax-exempt municipal obligations. This is a fundamental policy that cannot be changed without shareholder approval. For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Up to 20% of the value of the Fund's net assets may also be invested in bonds that pay interest subject to federal income tax, including bonds that pay interest subject to the AMT. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:

■	general obligation bonds, guaranteed by the issuer's full faith, credit, and taxing power;

■	specific obligation bonds, payable by a special tax or revenue source;

■	revenue bonds, supported by a revenue source related to the project being financed;

■	notes or short-term obligations issued in anticipation of a bond sale, guaranteed by the collection of taxes or receipt of revenues; and

■	private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.

The Fund will normally invest in municipal securities that, at the time of purchase, are of investment grade. An investment-grade security is one that is rated by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group Baa3 or BBB-, respectively, or higher, or, if unrated, has been determined by the Fund's investment team to be of comparable quality. The Fund may invest up to 10% of its assets in below-investment grade or unrated municipal obligations that the Fund's investment team determines to be of comparable quality. The Fund is not required to sell a bond that has been downgraded to below-investment-grade after the Fund acquires it, but the Fund's overall holdings in below investment-grade bonds, including those that have been downgraded since the time of investment, generally will not exceed 20% of the Fund's assets. The Fund also may invest in other tax-exempt securities that are not municipal obligations. The Fund's investments may include any type of debt instrument, including, for example, zero-coupon securities as well as floating and variable-rate demand notes and bonds.

The Fund may invest without limit in municipal obligations (described above) that pay interest from similar revenue sources or securities of issuers within a single state.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund.The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Municipal Obligations Risk

The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund is the successor to The Guardian Tax-Exempt Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter Third Quarter 2009 7.63% Worst Quarter Fourth Quarter 2010 -5.36%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect throughApril 30, 2012. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class | RS High Yield Municipal Bond Fund
RS High Yield Municipal Bond Fund
Investment Objectives
To seek high current income exempt from federal income taxes with a secondary objective of capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class RS High Yield Municipal Bond Fund	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Retail Class RS High Yield Municipal Bond Fund		Class A	Class C
Management Fees		0.50%	0.50%
Distribution (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.28%	0.30%
Total Annual Fund Operating Expenses	[2]	1.03%	1.80%
Fee Waiver/Expense Reimbursement	[2]	(0.38%)	(0.38%)
Net Expenses	[2]	0.65%	1.42%
[1]	Other Expenses" exclude non-recurring offering costs that were fully amortized in the prior fiscal year.
[2]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fees with respect to Class A shares of the Fund to the extent that Class A's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 0.65%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A shares during the period. The management fee waiver for Class C shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - Retail Class RS High Yield Municipal Bond Fund (USD $)	Class A	Class C
1 Year	439	245
3 Years	654	529
5 Years	887	939
10 Years	1,554	2,085

Assuming No Redemption
Expense Example, No Redemption - Retail Class RS High Yield Municipal Bond Fund (USD $)	Class A	Class C
1 Year	439	145
3 Years	654	529
5 Years	887	939
10 Years	1,554	2,085

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests primarily in municipal obligations, the interest on which is, in the opinion of the issuer's bond counsel, exempt from federal individual income tax (but not necessarily the federal alternative minimum tax (the "AMT")). The Fund may invest any portion of its assets in obligations that pay interest subject to the AMT.

The Fund's investment team allocates the Fund's investments among a diversified portfolio of municipal securities offering the potential for high current income. The Fund may invest any portion of its assets in municipal securities that are rated below investment grade (or, if unrated, considered by the Fund's investment team to be of comparable quality), commonly known as "high yield" or "junk" bonds.

In selecting securities for the Fund, the Fund's investment team performs in-depth credit analysis of the issuer's creditworthiness and of the securities. The Fund's investment team attempts to identify securities paying attractive current income, and securities that it believes are undervalued.

The Fund's investment team considers the duration and the maturity of the Fund's portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default, giving them a lower rating.

Under normal circumstances at least 80% of the value of the Fund's net assets will be invested in tax-exempt municipal obligations (which may include obligations that pay interest subject to the AMT). This is a fundamental policy that cannot be changed without shareholder approval. For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:

■	general obligation bonds, of state and local governments secured by the issuer's unlimited or limited taxing power;

■	specific obligation bonds, payable by a special tax or revenue source;

■	revenue bonds, supported by a revenue source related to the project being financed;

■	notes or short-term obligations issued in anticipation of a bond sale, backed by the collection of taxes or receipt of revenues; and

■	private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.

The Fund may invest up to 100% of its assets in high yield, lower-rated fixed-income securities, including securities below investment grade, commonly known as "high yield" or "junk" bonds. A security will be considered to be below investment grade if it is rated Ba1 by Moody's Investors Service, Inc. and BB+ by Standard & Poor's Ratings Group, or lower or, if unrated, is considered by the Fund's investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

The Fund also may invest in other tax-exempt securities that are not municipal obligations. The Fund's investments may include any type of debt instrument, including, for example, zero-coupon securities as well as floating and variable-rate demand notes and bonds.

The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources or securities of issuers within a single state.

The Fund may invest in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund's investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund's net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Fund's investment team determines that the potential return from such investment justifies the additional risk.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Municipal Obligations Risk

The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Fund Performance

The bar chart and table below show the Fund's performance and provide some indication of the risks of investing in the Fund by comparing the Fund's returns with those of a broad measure of market performance. The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at  www.rsinvestments.com or by calling 800-766-3863.

Best Quarter Third Quarter 2010 4.41% Worst Quarter Fourth Quarter 2010 -5.72%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Retail Class RS High Yield Municipal Bond Fund	1 Year	Since Inception	Inception Date of Share Class
Class A	0.84%	0.84%	Dec 31, 2009
Class A Return After Taxes on Distributions	0.78%	0.78%	Dec 31, 2009
Class A Return After Taxes on Distributions and Sale of Fund Shares	2.57%	2.57%	Dec 31, 2009
Class C	3.57%	3.57%	Dec 31, 2009
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.38%	2.38%	Dec 31, 2009

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Retail Class | RS High Yield Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[3]
Net Expenses	rr_NetExpensesOverAssets	0.65%	[3]
1 Year	rr_ExpenseExampleYear01	439
3 Years	rr_ExpenseExampleYear03	654
5 Years	rr_ExpenseExampleYear05	887
10 Years	rr_ExpenseExampleYear10	1,554
1 Year	rr_ExpenseExampleNoRedemptionYear01	439
3 Years	rr_ExpenseExampleNoRedemptionYear03	654
5 Years	rr_ExpenseExampleNoRedemptionYear05	887
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,554
Annual Return 2010	rr_AnnualReturn2010	4.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.72%)
1 Year	rr_AverageAnnualReturnYear01	0.84%
Since Inception	rr_AverageAnnualReturnSinceInception	0.84%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class | RS High Yield Municipal Bond Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.78%
Since Inception	rr_AverageAnnualReturnSinceInception	0.78%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class | RS High Yield Municipal Bond Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.57%
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class | RS High Yield Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[3]
Net Expenses	rr_NetExpensesOverAssets	1.42%	[3]
1 Year	rr_ExpenseExampleYear01	245
3 Years	rr_ExpenseExampleYear03	529
5 Years	rr_ExpenseExampleYear05	939
10 Years	rr_ExpenseExampleYear10	2,085
1 Year	rr_ExpenseExampleNoRedemptionYear01	145
3 Years	rr_ExpenseExampleNoRedemptionYear03	529
5 Years	rr_ExpenseExampleNoRedemptionYear05	939
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,085
1 Year	rr_AverageAnnualReturnYear01	3.57%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class | RS High Yield Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS High Yield Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high current income exempt from federal income taxes
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in municipal obligations, the interest on which is, in the opinion of the issuer's bond counsel, exempt from federal individual income tax (but not necessarily the federal alternative minimum tax (the "AMT")). The Fund may invest any portion of its assets in obligations that pay interest subject to the AMT.

The Fund's investment team allocates the Fund's investments among a diversified portfolio of municipal securities offering the potential for high current income. The Fund may invest any portion of its assets in municipal securities that are rated below investment grade (or, if unrated, considered by the Fund's investment team to be of comparable quality), commonly known as "high yield" or "junk" bonds.

In selecting securities for the Fund, the Fund's investment team performs in-depth credit analysis of the issuer's creditworthiness and of the securities. The Fund's investment team attempts to identify securities paying attractive current income, and securities that it believes are undervalued.

The Fund's investment team considers the duration and the maturity of the Fund's portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default, giving them a lower rating.

Under normal circumstances at least 80% of the value of the Fund's net assets will be invested in tax-exempt municipal obligations (which may include obligations that pay interest subject to the AMT). This is a fundamental policy that cannot be changed without shareholder approval. For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:

■	general obligation bonds, of state and local governments secured by the issuer's unlimited or limited taxing power;

■	specific obligation bonds, payable by a special tax or revenue source;

■	revenue bonds, supported by a revenue source related to the project being financed;

■	notes or short-term obligations issued in anticipation of a bond sale, backed by the collection of taxes or receipt of revenues; and

■	private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.

The Fund may invest up to 100% of its assets in high yield, lower-rated fixed-income securities, including securities below investment grade, commonly known as "high yield" or "junk" bonds. A security will be considered to be below investment grade if it is rated Ba1 by Moody's Investors Service, Inc. and BB+ by Standard & Poor's Ratings Group, or lower or, if unrated, is considered by the Fund's investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

The Fund also may invest in other tax-exempt securities that are not municipal obligations. The Fund's investments may include any type of debt instrument, including, for example, zero-coupon securities as well as floating and variable-rate demand notes and bonds.

The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources or securities of issuers within a single state.

The Fund may invest in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund's investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund's net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Fund's investment team determines that the potential return from such investment justifies the additional risk.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Municipal Obligations Risk

The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below show the Fund's performance and provide some indication of the risks of investing in the Fund by comparing the Fund's returns with those of a broad measure of market performance. The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at  www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the Fund's performance and provide some indication of the risks of investing in the Fund by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Third Quarter 2010 4.41% Worst Quarter Fourth Quarter 2010 -5.72%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Retail Class | RS High Yield Municipal Bond Fund | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
Since Inception	rr_AverageAnnualReturnSinceInception	2.38%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Other Expenses" exclude non-recurring offering costs that were fully amortized in the prior fiscal year.
[3]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fees with respect to Class A shares of the Fund to the extent that Class A's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 0.65%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A shares during the period. The management fee waiver for Class C shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[4]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class | RS Floating Rate Fund
RS Floating Rate Fund
Investment Objective
To seek a high level of current income.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class RS Floating Rate Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Retail Class RS Floating Rate Fund		Class A	Class C	Class K
Management Fees		0.65%	0.65%	0.65%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses	[1]	0.28%	0.32%	0.23%
Total Annual Fund Operating Expenses	[2]	1.18%	1.97%	1.53%
Fee Waiver/Expense Reimbursement	[2]	(0.53%)	(0.53%)	(0.53%)
Net Expenses	[2]	0.65%	1.44%	1.00%
[1]	"Other Expenses" exclude non-recurring offering costs that were fully amortized in the prior fiscal year.
[2]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fees with respect to Class A shares of the Fund to the extent that Class A's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 0.65%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A shares during the period. The management fee waiver for Class C and Class K shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - Retail Class RS Floating Rate Fund (USD $)	Class A	Class C	Class K
1 Year	290	247	102
3 Years	540	567	431
5 Years	809	1,013	784
10 Years	1,578	2,253	1,778

Assuming No Redemption
Expense Example, No Redemption - Retail Class RS Floating Rate Fund (USD $)	Class A	Class C	Class K
1 Year	290	147	102
3 Years	540	567	431
5 Years	809	1,013	784
10 Years	1,578	2,253	1,778

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests primarily in floating rate loans and other floating rate investments. The investment team expects that most or all of the investments held by the Fund will typically be below investment grade.

Floating rate investments are debt obligations of companies or other entities that have interest rates that adjust or "float" periodically, normally on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate (such as LIBOR) plus a premium. A floating rate loan is typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund will typically acquire loans directly in a transaction arranged through an agent or by assignment from another holder of the loan. The Fund will typically invest in senior secured corporate loans.

The Fund's investment team considers several factors in purchasing and selling investments for the Fund, such as fundamental analysis of the issuer, the credit quality of the issuer and any collateral securing the investment, the issuer's management, capital structure, leverage, and operational performance, and the business outlook for the industry of the issuer.

The Fund normally invests at least 80% of its net assets in floating rate loans and other floating rate investments. Floating rate investments include, without limitation, floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market funds. For this purpose, the investment team considers floating rate investments to include investments whose interest rates do not by their terms reset prior to maturity but have maturities of six months or less. The Fund may invest up to 100% of its assets in obligations of foreign issuers, including sovereign and private issuers. The Fund may enter into foreign currency exchange transactions in order to hedge against adverse changes in the values of currencies in which those obligations are denominated.

Floating rate loans in which the Fund invests are expected to be "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Other debt obligations in which the Fund may invest include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

An investment will be considered to be below investment grade if it is rated Ba1 by Moody's Investors Service, Inc. and BB+ by Standard & Poor's Ratings Group, or lower or, if unrated, is considered by the Fund's investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

Credit ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition, and does not reflect an assessment of an investment's volatility or liquidity. Although the Fund's investment team considers credit ratings in making investment decisions, it performs its own investment analysis and does not rely only on ratings assigned by the rating agencies. The Fund depends more on the Fund's investment team's ability to buy lower-rated debt than it does on its ability to buy investment-grade debt. The Fund may have to participate in legal proceedings or take possession of and manage assets that secure the issuer's obligations. This could increase the Fund's operating expenses and decrease its net asset value.

The Fund's investment team may seek to avoid the receipt of material non-public information about the issuers of floating rate loans being considered for purchase by the Fund, which may affect its ability to assess the floating rate loans as compared to investors that do receive such information.

The Fund also may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as index futures contracts, Treasury futures contracts, Eurodollar futures contracts, interest rate swaps, credit default swaps, loan credit default swaps, currency options and forwards, currency futures, currency swaps, and forward transactions for purposes such as, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; for taking a net short position in certain investments or markets; for providing liquidity in the Fund; for equitizing cash; for minimizing transaction costs; for replicating certain investments; and for asset and sector allocation. Although many of these instruments may exhibit characteristics of leveraged transactions, the Fund will not enter into derivatives transactions for the purpose of leveraging the Fund's investment portfolio.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Currency Risk

Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward-currency exchange transactions. The use of foreign currency exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust a Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities.

Fund Performance

The bar chart and table on the next page show the Fund's performance and provide some indication of the risks of investing in the Fund by comparing the Fund's returns with those of a broad measure of market performance. The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Best Quarter Third Quarter 2010 3.76% Worst Quarter Second Quarter 2010 -1.01%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Retail Class RS Floating Rate Fund	1 Year	Since Inception	Inception Date of Share Class
Class A	5.95%	5.95%	Dec 31, 2009
Class A Return After Taxes on Distributions	3.97%	3.97%	Dec 31, 2009
Class A Return After Taxes on Distributions and Sale of Fund Shares	3.81%	3.81%	Dec 31, 2009
Class C	7.25%	7.25%	Dec 31, 2009
Class K	8.33%	8.33%	Dec 31, 2009
S&P/LSTA U.S. Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)	10.13%	10.13%	Dec 31, 2009

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Retail Class | RS Floating Rate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[3]
Net Expenses	rr_NetExpensesOverAssets	0.65%	[3]
1 Year	rr_ExpenseExampleYear01	290
3 Years	rr_ExpenseExampleYear03	540
5 Years	rr_ExpenseExampleYear05	809
10 Years	rr_ExpenseExampleYear10	1,578
1 Year	rr_ExpenseExampleNoRedemptionYear01	290
3 Years	rr_ExpenseExampleNoRedemptionYear03	540
5 Years	rr_ExpenseExampleNoRedemptionYear05	809
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,578
Annual Return 2010	rr_AnnualReturn2010	8.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.01%)
1 Year	rr_AverageAnnualReturnYear01	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class | RS Floating Rate Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.97%
Since Inception	rr_AverageAnnualReturnSinceInception	3.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class | RS Floating Rate Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.81%
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class | RS Floating Rate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[3]
Net Expenses	rr_NetExpensesOverAssets	1.44%	[3]
1 Year	rr_ExpenseExampleYear01	247
3 Years	rr_ExpenseExampleYear03	567
5 Years	rr_ExpenseExampleYear05	1,013
10 Years	rr_ExpenseExampleYear10	2,253
1 Year	rr_ExpenseExampleNoRedemptionYear01	147
3 Years	rr_ExpenseExampleNoRedemptionYear03	567
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,013
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,253
1 Year	rr_AverageAnnualReturnYear01	7.25%
Since Inception	rr_AverageAnnualReturnSinceInception	7.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class | RS Floating Rate Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[3]
Net Expenses	rr_NetExpensesOverAssets	1.00%	[3]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	784
10 Years	rr_ExpenseExampleYear10	1,778
1 Year	rr_ExpenseExampleNoRedemptionYear01	102
3 Years	rr_ExpenseExampleNoRedemptionYear03	431
5 Years	rr_ExpenseExampleNoRedemptionYear05	784
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,778
1 Year	rr_AverageAnnualReturnYear01	8.33%
Since Inception	rr_AverageAnnualReturnSinceInception	8.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class | RS Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Floating Rate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in floating rate loans and other floating rate investments. The investment team expects that most or all of the investments held by the Fund will typically be below investment grade.

Floating rate investments are debt obligations of companies or other entities that have interest rates that adjust or "float" periodically, normally on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate (such as LIBOR) plus a premium. A floating rate loan is typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund will typically acquire loans directly in a transaction arranged through an agent or by assignment from another holder of the loan. The Fund will typically invest in senior secured corporate loans.

The Fund's investment team considers several factors in purchasing and selling investments for the Fund, such as fundamental analysis of the issuer, the credit quality of the issuer and any collateral securing the investment, the issuer's management, capital structure, leverage, and operational performance, and the business outlook for the industry of the issuer.

The Fund normally invests at least 80% of its net assets in floating rate loans and other floating rate investments. Floating rate investments include, without limitation, floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market funds. For this purpose, the investment team considers floating rate investments to include investments whose interest rates do not by their terms reset prior to maturity but have maturities of six months or less. The Fund may invest up to 100% of its assets in obligations of foreign issuers, including sovereign and private issuers. The Fund may enter into foreign currency exchange transactions in order to hedge against adverse changes in the values of currencies in which those obligations are denominated.

Floating rate loans in which the Fund invests are expected to be "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Other debt obligations in which the Fund may invest include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

An investment will be considered to be below investment grade if it is rated Ba1 by Moody's Investors Service, Inc. and BB+ by Standard & Poor's Ratings Group, or lower or, if unrated, is considered by the Fund's investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

Credit ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition, and does not reflect an assessment of an investment's volatility or liquidity. Although the Fund's investment team considers credit ratings in making investment decisions, it performs its own investment analysis and does not rely only on ratings assigned by the rating agencies. The Fund depends more on the Fund's investment team's ability to buy lower-rated debt than it does on its ability to buy investment-grade debt. The Fund may have to participate in legal proceedings or take possession of and manage assets that secure the issuer's obligations. This could increase the Fund's operating expenses and decrease its net asset value.

The Fund's investment team may seek to avoid the receipt of material non-public information about the issuers of floating rate loans being considered for purchase by the Fund, which may affect its ability to assess the floating rate loans as compared to investors that do receive such information.

The Fund also may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as index futures contracts, Treasury futures contracts, Eurodollar futures contracts, interest rate swaps, credit default swaps, loan credit default swaps, currency options and forwards, currency futures, currency swaps, and forward transactions for purposes such as, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; for taking a net short position in certain investments or markets; for providing liquidity in the Fund; for equitizing cash; for minimizing transaction costs; for replicating certain investments; and for asset and sector allocation. Although many of these instruments may exhibit characteristics of leveraged transactions, the Fund will not enter into derivatives transactions for the purpose of leveraging the Fund's investment portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Currency Risk

Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward-currency exchange transactions. The use of foreign currency exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust a Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table on the next page show the Fund's performance and provide some indication of the risks of investing in the Fund by comparing the Fund's returns with those of a broad measure of market performance. The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table on the next page show the Fund's performance and provide some indication of the risks of investing in the Fund by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter Third Quarter 2010 3.76% Worst Quarter Second Quarter 2010 -1.01%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Retail Class | RS Floating Rate Fund | S&P/LSTA U.S. Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.13%
Since Inception	rr_AverageAnnualReturnSinceInception	10.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	"Other Expenses" exclude non-recurring offering costs that were fully amortized in the prior fiscal year.
[3]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fees with respect to Class A shares of the Fund to the extent that Class A's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 0.65%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A shares during the period. The management fee waiver for Class C and Class K shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[4]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class | RS Strategic Income Fund
RS Strategic Income Fund
Investment Objectives
To seek high current income
with a secondary objective of capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class RS Strategic Income Fund	Class A		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Retail Class RS Strategic Income Fund		Class A	Class C	Class K
Management Fees		0.60%	0.60%	0.60%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses	[1]	0.35%	0.39%	0.32%
Total Annual Fund Operating Expenses	[2]	1.20%	1.99%	1.57%
Fee Waiver/Expense Reimbursement	[2]	(0.55%)	(0.55%)	(0.55%)
Net Expenses	[2]	0.65%	1.44%	1.02%
[1]	"Other Expenses" exclude non-recurring offering costs that were fully amortized in the prior fiscal year.
[2]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fees with respect to Class A shares of the Fund to the extent that Class A's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 0.65%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A shares during the period. The management fee waiver for Class C and Class K shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - Retail Class RS Strategic Income Fund (USD $)	Class A	Class C	Class K
1 Year	439	247	104
3 Years	689	571	442
5 Years	959	1,022	803
10 Years	1,728	2,273	1,821

Assuming No Redemption
Expense Example, No Redemption - Retail Class RS Strategic Income Fund (USD $)	Class A	Class C	Class K
1 Year	439	147	104
3 Years	689	571	442
5 Years	959	1,022	803
10 Years	1,728	2,273	1,821

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund may invest in fixed-income obligations of any kind, including, by way of example, U.S. and foreign corporate investment-grade securities; U.S. government securities and securities of foreign governments and supranational entities; U.S. and foreign below investment-grade bonds; and cash instruments. The Fund's investment team allocates the Fund's investments among these (and other) types of obligations based on its detailed analysis of market, economic, political, and other factors, and of the potential for the various obligations to provide high current income and/or capital appreciation.

The Fund's investment team selects specific investments for the Fund by considering a wide variety of factors, including yield, potential for appreciation in value, the credit quality of the issuer or collateral, maturity; and the degree of risk associated with a specific investment relative to the potential for favorable investment returns and to other investments.

The Fund's investment team may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that have declined in value.

The Fund may invest in investments of any maturity. The Fund may invest in securities of any quality, and may invest without limit in securities rated below investment grade or unrated securities considered by the Fund's investment team to be of comparable quality, sometimes referred to as "high yield" or "junk" bonds. An investment will be considered to be below investment grade if it is rated Ba1 by Moody's Investors Service, Inc. and BB+ by Standard & Poor's Ratings Group, or lower or, if unrated, is considered by the Fund's investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

The Fund may invest in emerging markets debt. There is no limit on the amount of the Fund's assets that may be invested in obligations of issuers in any country or group of countries.

The Fund may invest in any type of debt instrument, including, for example, domestic or foreign corporate debt securities, securities issued or guaranteed by sovereign governments, their agencies, or instrumentalities, and mortgage-backed securities. The Fund may invest in "tax credit bonds" (including Build America Bonds, clean renewable energy bonds and qualified tax credit bonds) and tax-exempt bonds. The Fund may invest in convertible securities and warrants. The Fund may invest a substantial portion of its assets in mortgage-backed securities, including collateralized mortgage obligations, and other asset-backed securities. The Fund may invest in loans or other investments that have economic characteristics similar to loans of any maturity and credit quality. If the Fund invests in loans, the Fund's investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

The Fund also may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as index futures contracts, treasury futures contracts, Eurodollar futures contracts, interest rate swaps, credit default swaps, loan credit default swaps, currency options and forwards, currency futures, currency swaps, and forward transactions for purposes such as, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; for taking a net short position in certain investments or markets; for providing liquidity in the Fund; for equitizing cash; for minimizing transaction costs; for replicating certain investments; and for asset and sector allocation. Although many of these instruments may exhibit characteristics of leveraged transactions, the Fund will not enter into derivatives transactions for the purpose of leveraging the Fund's investment portfolio.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Municipal Obligations Risk

The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan.

Fund Performance

The bar chart and table on the next page show the Fund's performance and provide some indication of the risks of investing in the Fund by comparing the Fund's returns with those of a broad measure of market performance. The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Best Quarter Third Quarter 2010 4.12% Worst Quarter Fourth Quarter 2010 0.20%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Retail Class RS Strategic Income Fund	1 Year	Since Inception	Inception Date of Share Class
Class A	4.82%	4.82%	Dec 31, 2009
Class A Return After Taxes on Distributions	2.94%	2.94%	Dec 31, 2009
Class A Return After Taxes on Distributions and Sale of Fund Shares	3.10%	3.10%	Dec 31, 2009
Class C	7.89%	7.89%	Dec 31, 2009
Class K	8.93%	8.93%	Dec 31, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	6.54%	Dec 31, 2009

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Retail Class | RS Strategic Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Net Expenses	rr_NetExpensesOverAssets	0.65%	[3]
1 Year	rr_ExpenseExampleYear01	439
3 Years	rr_ExpenseExampleYear03	689
5 Years	rr_ExpenseExampleYear05	959
10 Years	rr_ExpenseExampleYear10	1,728
1 Year	rr_ExpenseExampleNoRedemptionYear01	439
3 Years	rr_ExpenseExampleNoRedemptionYear03	689
5 Years	rr_ExpenseExampleNoRedemptionYear05	959
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,728
Annual Return 2010	rr_AnnualReturn2010	8.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.20%
1 Year	rr_AverageAnnualReturnYear01	4.82%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class | RS Strategic Income Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.94%
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class | RS Strategic Income Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.10%
Since Inception	rr_AverageAnnualReturnSinceInception	3.10%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class | RS Strategic Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Net Expenses	rr_NetExpensesOverAssets	1.44%	[3]
1 Year	rr_ExpenseExampleYear01	247
3 Years	rr_ExpenseExampleYear03	571
5 Years	rr_ExpenseExampleYear05	1,022
10 Years	rr_ExpenseExampleYear10	2,273
1 Year	rr_ExpenseExampleNoRedemptionYear01	147
3 Years	rr_ExpenseExampleNoRedemptionYear03	571
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,022
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,273
1 Year	rr_AverageAnnualReturnYear01	7.89%
Since Inception	rr_AverageAnnualReturnSinceInception	7.89%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class | RS Strategic Income Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Net Expenses	rr_NetExpensesOverAssets	1.02%	[3]
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	442
5 Years	rr_ExpenseExampleYear05	803
10 Years	rr_ExpenseExampleYear10	1,821
1 Year	rr_ExpenseExampleNoRedemptionYear01	104
3 Years	rr_ExpenseExampleNoRedemptionYear03	442
5 Years	rr_ExpenseExampleNoRedemptionYear05	803
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,821
1 Year	rr_AverageAnnualReturnYear01	8.93%
Since Inception	rr_AverageAnnualReturnSinceInception	8.93%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Retail Class | RS Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Strategic Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may invest in fixed-income obligations of any kind, including, by way of example, U.S. and foreign corporate investment-grade securities; U.S. government securities and securities of foreign governments and supranational entities; U.S. and foreign below investment-grade bonds; and cash instruments. The Fund's investment team allocates the Fund's investments among these (and other) types of obligations based on its detailed analysis of market, economic, political, and other factors, and of the potential for the various obligations to provide high current income and/or capital appreciation.

The Fund's investment team selects specific investments for the Fund by considering a wide variety of factors, including yield, potential for appreciation in value, the credit quality of the issuer or collateral, maturity; and the degree of risk associated with a specific investment relative to the potential for favorable investment returns and to other investments.

The Fund's investment team may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that have declined in value.

The Fund may invest in investments of any maturity. The Fund may invest in securities of any quality, and may invest without limit in securities rated below investment grade or unrated securities considered by the Fund's investment team to be of comparable quality, sometimes referred to as "high yield" or "junk" bonds. An investment will be considered to be below investment grade if it is rated Ba1 by Moody's Investors Service, Inc. and BB+ by Standard & Poor's Ratings Group, or lower or, if unrated, is considered by the Fund's investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

The Fund may invest in emerging markets debt. There is no limit on the amount of the Fund's assets that may be invested in obligations of issuers in any country or group of countries.

The Fund may invest in any type of debt instrument, including, for example, domestic or foreign corporate debt securities, securities issued or guaranteed by sovereign governments, their agencies, or instrumentalities, and mortgage-backed securities. The Fund may invest in "tax credit bonds" (including Build America Bonds, clean renewable energy bonds and qualified tax credit bonds) and tax-exempt bonds. The Fund may invest in convertible securities and warrants. The Fund may invest a substantial portion of its assets in mortgage-backed securities, including collateralized mortgage obligations, and other asset-backed securities. The Fund may invest in loans or other investments that have economic characteristics similar to loans of any maturity and credit quality. If the Fund invests in loans, the Fund's investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

The Fund also may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as index futures contracts, treasury futures contracts, Eurodollar futures contracts, interest rate swaps, credit default swaps, loan credit default swaps, currency options and forwards, currency futures, currency swaps, and forward transactions for purposes such as, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; for taking a net short position in certain investments or markets; for providing liquidity in the Fund; for equitizing cash; for minimizing transaction costs; for replicating certain investments; and for asset and sector allocation. Although many of these instruments may exhibit characteristics of leveraged transactions, the Fund will not enter into derivatives transactions for the purpose of leveraging the Fund's investment portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Municipal Obligations Risk

The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table on the next page show the Fund's performance and provide some indication of the risks of investing in the Fund by comparing the Fund's returns with those of a broad measure of market performance. The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table on the next page show the Fund's performance and provide some indication of the risks of investing in the Fund by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Third Quarter 2010 4.12% Worst Quarter Fourth Quarter 2010 0.20%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Retail Class | RS Strategic Income Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	"Other Expenses" exclude non-recurring offering costs that were fully amortized in the prior fiscal year.
[3]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fees with respect to Class A shares of the Fund to the extent that Class A's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) exceed 0.65%, and to reduce the management fee paid by each of the other classes of the Fund so that each of those classes bears the same level of management fees as Class A shares during the period. The management fee waiver for Class C and Class K shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[4]	Contingent deferred sales load applies for shares sold within one year of purchase.

Retail Class | RS Money Market Fund
RS Money Market Fund
Investment Objective
To seek as high a level of current income as is consistent with liquidity and preservation of capital.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class RS Money Market Fund	Class A		Class B		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	3.00%	[2]	1.00%	[3]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Maximum contingent deferred sales load declines to 2.00% if shares are sold in year 3 or 4 after purchase; 1.00% in year 5 or 6; and 0.00% in year 7 and beyond.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Retail Class RS Money Market Fund		Class A	Class B	Class C	Class K
Management Fees		0.45%	0.45%	0.45%	0.45%
Distribution (12b-1) Fees		0.25%	1.00%	1.00%	0.65%
Other Expenses		0.14%	0.35%	0.26%	0.30%
Total Annual Fund Operating Expenses	[1]	0.84%	1.80%	1.71%	1.40%
Fee Waiver/Expense Reimbursement	[1]	(0.09%)	(0.30%)	(0.21%)	(0.25%)
Net Expenses	[1][2]	0.75%	1.50%	1.50%	1.15%
[1]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[2]	Net Expenses shown above do not reflect voluntary expense waivers and thus are higher than "Net Ratio of Expenses to Average Net Assets" in the "Financial Highlights" section of the prospectus.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - Retail Class RS Money Market Fund (USD $)	Class A	Class B	Class C	Class K
1 Year	77	453	253	117
3 Years	259	737	518	419
5 Years	457	1,047	909	742
10 Years	1,029	1,838	2,002	1,658

Assuming No Redemption
Expense Example, No Redemption - Retail Class RS Money Market Fund (USD $)	Class A	Class B	Class C	Class K
1 Year	77	153	153	117
3 Years	259	537	518	419
5 Years	457	947	909	742
10 Years	1,029	1,838	2,002	1,658

Investments, Risks, and Performance Principal Investment Strategies

The Fund's investment team normally invests the Fund's assets in U.S. dollar-denominated, high-quality, short-term instruments. In buying and selling investments for the Fund, the Fund's investment team intends to comply with Rule 2a-7 under the Investment Company Act of 1940, which sets forth the requirements for money market funds regarding credit quality, diversification, maturity and liquidity.

The Fund normally invests in money market instruments, which are high-quality, short term instruments that pay a fixed, variable, or floating interest rate. Money market instruments may include, for example, bank certificates of deposit and other bank obligations, notes, commercial paper, U.S. Government securities, and repurchase agreements.

The Fund's investment team generally considers securities to be high-quality if they are rated at the time of investment in the highest short-term rating by at least two nationally recognized statistical ratings organizations or, where only one ratings organization has assigned a rating to the securities, the securities were assigned the highest rating by such ratings organization. The Fund's investment team seeks to cause the Fund to have a dollar-weighted average portfolio maturity of 60 days or less.

Principal Risks

You may lose money by investing in the Fund.The Fund may not achieve its investment objective. The return on money market instruments is typically lower than the return on stocks or bonds. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Money Market Securities Risk

The value of the securities held by the Fund changes in response to changes in interest rates and depends on the issuer's credit quality.

Fund Performance

The bar chart and the table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund is the successor to The Guardian Cash Management Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter First Quarter 2001 1.23% Worst Quarter Fourth Quarter 2010 0.00%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Retail Class RS Money Market Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A	Sep 13, 1982	0.02%	2.10%	1.80%	4.41%
Class A Barclays Capital U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes)	Sep 13, 1982	0.15%	2.50%	2.42%	4.93%	[1]
Class B	May 1, 1996	(2.98%)	1.46%	1.35%	2.62%
Class B Barclays Capital U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes)	May 1, 1996	0.15%	2.50%	2.42%	3.38%
Class C	Aug 7, 2000	(0.98%)	1.65%	1.35%	1.49%
Class C Barclays Capital U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes)	Aug 7, 2000	0.15%	2.50%	2.42%	2.58%
Class K	May 15, 2001	0.02%	1.86%		1.43%
Class K Barclays Capital U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes)	May 15, 2001	0.15%	2.50%		2.28%
[1]	Since inception returns for the Barclays Capital U.S. Treasury Bellwethers (3 Month) Index shown in the table are since August 31, 1982, the month end prior to the inception of Class A shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Retail Class | RS Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Net Expenses	rr_NetExpensesOverAssets	0.75%	[2],[3]
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	457
10 Years	rr_ExpenseExampleYear10	1,029
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	259
5 Years	rr_ExpenseExampleNoRedemptionYear05	457
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,029
Annual Return 2001	rr_AnnualReturn2001	3.27%
Annual Return 2002	rr_AnnualReturn2002	0.95%
Annual Return 2003	rr_AnnualReturn2003	0.37%
Annual Return 2004	rr_AnnualReturn2004	0.57%
Annual Return 2005	rr_AnnualReturn2005	2.41%
Annual Return 2006	rr_AnnualReturn2006	4.26%
Annual Return 2007	rr_AnnualReturn2007	4.44%
Annual Return 2008	rr_AnnualReturn2008	1.82%
Annual Return 2009	rr_AnnualReturn2009	0.05%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep 13, 1982
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	1.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Retail Class | RS Money Market Fund | Class A | Barclays Capital U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep 13, 1982
1 Year	rr_AverageAnnualReturnYear01	0.15%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.93%	[4]
Retail Class | RS Money Market Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.50%	[2],[3]
1 Year	rr_ExpenseExampleYear01	453
3 Years	rr_ExpenseExampleYear03	737
5 Years	rr_ExpenseExampleYear05	1,047
10 Years	rr_ExpenseExampleYear10	1,838
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	537
5 Years	rr_ExpenseExampleNoRedemptionYear05	947
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,838
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1996
1 Year	rr_AverageAnnualReturnYear01	(2.98%)
5 Years	rr_AverageAnnualReturnYear05	1.46%
10 Years	rr_AverageAnnualReturnYear10	1.35%
Since Inception	rr_AverageAnnualReturnSinceInception	2.62%
Retail Class | RS Money Market Fund | Class B | Barclays Capital U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 1, 1996
1 Year	rr_AverageAnnualReturnYear01	0.15%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.42%
Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
Retail Class | RS Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.50%	[2],[3]
1 Year	rr_ExpenseExampleYear01	253
3 Years	rr_ExpenseExampleYear03	518
5 Years	rr_ExpenseExampleYear05	909
10 Years	rr_ExpenseExampleYear10	2,002
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	518
5 Years	rr_ExpenseExampleNoRedemptionYear05	909
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,002
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	(0.98%)
5 Years	rr_AverageAnnualReturnYear05	1.65%
10 Years	rr_AverageAnnualReturnYear10	1.35%
Since Inception	rr_AverageAnnualReturnSinceInception	1.49%
Retail Class | RS Money Market Fund | Class C | Barclays Capital U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	0.15%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.42%
Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
Retail Class | RS Money Market Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.15%	[2],[3]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	419
5 Years	rr_ExpenseExampleYear05	742
10 Years	rr_ExpenseExampleYear10	1,658
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	419
5 Years	rr_ExpenseExampleNoRedemptionYear05	742
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,658
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.86%
Since Inception	rr_AverageAnnualReturnSinceInception	1.43%
Retail Class | RS Money Market Fund | Class K | Barclays Capital U.S. Treasury Bellwethers (3 Month) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
1 Year	rr_AverageAnnualReturnYear01	0.15%
5 Years	rr_AverageAnnualReturnYear05	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Retail Class | RS Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek as high a level of current income as is consistent with liquidity and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's investment team normally invests the Fund's assets in U.S. dollar-denominated, high-quality, short-term instruments. In buying and selling investments for the Fund, the Fund's investment team intends to comply with Rule 2a-7 under the Investment Company Act of 1940, which sets forth the requirements for money market funds regarding credit quality, diversification, maturity and liquidity.

The Fund normally invests in money market instruments, which are high-quality, short term instruments that pay a fixed, variable, or floating interest rate. Money market instruments may include, for example, bank certificates of deposit and other bank obligations, notes, commercial paper, U.S. Government securities, and repurchase agreements.

The Fund's investment team generally considers securities to be high-quality if they are rated at the time of investment in the highest short-term rating by at least two nationally recognized statistical ratings organizations or, where only one ratings organization has assigned a rating to the securities, the securities were assigned the highest rating by such ratings organization. The Fund's investment team seeks to cause the Fund to have a dollar-weighted average portfolio maturity of 60 days or less.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund.The Fund may not achieve its investment objective. The return on money market instruments is typically lower than the return on stocks or bonds. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Money Market Securities Risk

The value of the securities held by the Fund changes in response to changes in interest rates and depends on the issuer's credit quality.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund is the successor to The Guardian Cash Management Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter First Quarter 2001 1.23% Worst Quarter Fourth Quarter 2010 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[3]	Net Expenses shown above do not reflect voluntary expense waivers and thus are higher than "Net Ratio of Expenses to Average Net Assets" in the "Financial Highlights" section of the prospectus.
[4]	Since inception returns for the Barclays Capital U.S. Treasury Bellwethers (3 Month) Index shown in the table are since August 31, 1982, the month end prior to the inception of Class A shares.
[5]	Maximum contingent deferred sales load declines to 2.00% if shares are sold in year 3 or 4 after purchase; 1.00% in year 5 or 6; and 0.00% in year 7 and beyond.
[6]	Contingent deferred sales load applies for shares sold within one year of purchase.

RS S&P 500 Index Fund
Investment Objective
To track the investment performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), which emphasizes securities issued by large U.S. companies.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RS S&P 500 Index Fund	Class A		Class B		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%		none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	3.00%	[2]	1.00%	[3]	none
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Maximum contingent deferred sales load declines to 2.00% if shares are sold in year 3 or 4 after purchase; 1.00% in year 5 or 6; and 0.00% in year 7 and beyond.
[3]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - RS S&P 500 Index Fund		Class A	Class B	Class C	Class K
Management Fees		0.25%	0.25%	0.25%	0.25%
Distribution (12b-1) Fees		0.25%	1.00%	1.00%	0.65%
Other Expenses		0.42%	0.58%	0.39%	0.52%
Total Annual Fund Operating Expenses	[1]	0.92%	1.83%	1.64%	1.42%
Fee Waiver/Expense Reimbursement	[1]	(0.54%)	(0.70%)	(0.51%)	(0.64%)
Net Expenses	[1]	0.38%	1.13%	1.13%	0.78%
[1]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - RS S&P 500 Index Fund (USD $)	Class A	Class B	Class C	Class K
1 Year	338	415	215	80
3 Years	532	707	467	386
5 Years	743	1,025	844	715
10 Years	1,349	1,850	1,901	1,647

Assuming No Redemption
Expense Example, No Redemption - RS S&P 500 Index Fund (USD $)	Class A	Class B	Class C	Class K
1 Year	338	115	115	80
3 Years	532	507	467	386
5 Years	743	925	844	715
10 Years	1,349	1,850	1,901	1,647

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests primarily in stocks of companies included in the S&P 500. To replicate the performance of the S&P 500, the Fund's investment team purchases and maintains all or substantially all of the securities included in the S&P 500, in approximately the same percentages as such securities are included in the S&P 500. Because the Fund is intended to track the performance of the S&P 500, the Fund's investment team does not actively determine the stock selection or sector allocation. The percentage weighting of a particular security in the S&P 500 is determined by that security's relative total market capitalization.

The Fund normally invests at least 95% of its net assets in the stocks of companies included in the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks selected by Standard & Poor's as representative of a broad range of industries within the U.S. economy, including foreign securities. The S&P 500 is composed primarily of stocks issued by large-capitalization companies. The securities selected for the portfolio are those securities that are included in the S&P 500, in approximately the same percentages as those securities are included in the index. The percentage weighting of a particular security in the S&P 500 is determined by that security's relative total market capitalization — which is the market price per share of the security multiplied by the number of shares outstanding. To track the S&P 500 as closely as possible, the Fund attempts to remain fully invested in stocks.

The Fund also may enter into derivative transactions, such as futures and options contracts, as a substitute for the purchase or sale of securities or when there are large cash inflows into the Fund. The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Index Risk

There is no assurance that the Fund will track the performance of the S&P 500 perfectly. The Fund's ability to track the index may be affected by Fund expenses, the amount of cash and cash equivalents held in the Fund's portfolio, and the frequency and timing of shareholder purchases and sales of Fund shares. The index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the index could have a negative effect on the Fund. Unlike with an actively managed fund, the investment team does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Fund Performance

The bar chart and table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund is the successor to The Guardian S&P 500 Index Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table below includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2009 15.90% Worst Quarter Fourth Quarter 2008 -22.01%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - RS S&P 500 Index Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A	Aug 7, 2000	11.36%	1.30%	0.67%	(0.38%)
Class A Return After Taxes on Distributions	Aug 7, 2000	10.67%	0.61%	0.10%	(0.94%)
Class A Return After Taxes on Distributions and Sale of Fund Shares	Aug 7, 2000	7.38%	0.69%	0.22%	(0.67%)
Class A S&P 500 Index (reflects no deduction for fees, expenses or taxes)	Aug 7, 2000	15.06%	2.29%	1.41%	0.30%
Class B	Aug 7, 2000	10.86%	0.95%	0.36%	(0.69%)
Class B S&P 500 Index (reflects no deduction for fees, expenses or taxes)	Aug 7, 2000	15.06%	2.29%	1.41%	0.30%
Class C	Aug 7, 2000	13.01%	1.15%	0.19%	(0.88%)
Class C S&P 500 Index (reflects no deduction for fees, expenses or taxes)	Aug 7, 2000	15.06%	2.29%	1.41%	0.30%
Class K	May 15, 2001	14.26%	1.49%		0.81%
Class K S&P 500 Index (reflects no deduction for fees, expenses or taxes)	May 15, 2001	15.06%	2.29%		2.00%

Index results assume the reinvestment of dividends paid on the stocks constituting the index.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
RS S&P 500 Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2]
Net Expenses	rr_NetExpensesOverAssets	0.38%	[2]
1 Year	rr_ExpenseExampleYear01	338
3 Years	rr_ExpenseExampleYear03	532
5 Years	rr_ExpenseExampleYear05	743
10 Years	rr_ExpenseExampleYear10	1,349
1 Year	rr_ExpenseExampleNoRedemptionYear01	338
3 Years	rr_ExpenseExampleNoRedemptionYear03	532
5 Years	rr_ExpenseExampleNoRedemptionYear05	743
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,349
Annual Return 2001	rr_AnnualReturn2001	(12.25%)
Annual Return 2002	rr_AnnualReturn2002	(22.35%)
Annual Return 2003	rr_AnnualReturn2003	27.78%
Annual Return 2004	rr_AnnualReturn2004	10.30%
Annual Return 2005	rr_AnnualReturn2005	4.40%
Annual Return 2006	rr_AnnualReturn2006	15.27%
Annual Return 2007	rr_AnnualReturn2007	4.86%
Annual Return 2008	rr_AnnualReturn2008	(37.25%)
Annual Return 2009	rr_AnnualReturn2009	26.30%
Annual Return 2010	rr_AnnualReturn2010	14.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.01%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	11.36%
5 Years	rr_AverageAnnualReturnYear05	1.30%
10 Years	rr_AverageAnnualReturnYear10	0.67%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.38%)
RS S&P 500 Index Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	10.67%
5 Years	rr_AverageAnnualReturnYear05	0.61%
10 Years	rr_AverageAnnualReturnYear10	0.10%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.94%)
RS S&P 500 Index Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	7.38%
5 Years	rr_AverageAnnualReturnYear05	0.69%
10 Years	rr_AverageAnnualReturnYear10	0.22%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.67%)
RS S&P 500 Index Fund | Class A | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	0.30%
RS S&P 500 Index Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.13%	[2]
1 Year	rr_ExpenseExampleYear01	415
3 Years	rr_ExpenseExampleYear03	707
5 Years	rr_ExpenseExampleYear05	1,025
10 Years	rr_ExpenseExampleYear10	1,850
1 Year	rr_ExpenseExampleNoRedemptionYear01	115
3 Years	rr_ExpenseExampleNoRedemptionYear03	507
5 Years	rr_ExpenseExampleNoRedemptionYear05	925
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,850
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	10.86%
5 Years	rr_AverageAnnualReturnYear05	0.95%
10 Years	rr_AverageAnnualReturnYear10	0.36%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.69%)
RS S&P 500 Index Fund | Class B | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	0.30%
RS S&P 500 Index Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.13%	[2]
1 Year	rr_ExpenseExampleYear01	215
3 Years	rr_ExpenseExampleYear03	467
5 Years	rr_ExpenseExampleYear05	844
10 Years	rr_ExpenseExampleYear10	1,901
1 Year	rr_ExpenseExampleNoRedemptionYear01	115
3 Years	rr_ExpenseExampleNoRedemptionYear03	467
5 Years	rr_ExpenseExampleNoRedemptionYear05	844
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,901
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	13.01%
5 Years	rr_AverageAnnualReturnYear05	1.15%
10 Years	rr_AverageAnnualReturnYear10	0.19%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.88%)
RS S&P 500 Index Fund | Class C | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 7, 2000
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	0.30%
RS S&P 500 Index Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[2]
Net Expenses	rr_NetExpensesOverAssets	0.78%	[2]
1 Year	rr_ExpenseExampleYear01	80
3 Years	rr_ExpenseExampleYear03	386
5 Years	rr_ExpenseExampleYear05	715
10 Years	rr_ExpenseExampleYear10	1,647
1 Year	rr_ExpenseExampleNoRedemptionYear01	80
3 Years	rr_ExpenseExampleNoRedemptionYear03	386
5 Years	rr_ExpenseExampleNoRedemptionYear05	715
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,647
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
1 Year	rr_AverageAnnualReturnYear01	14.26%
5 Years	rr_AverageAnnualReturnYear05	1.49%
Since Inception	rr_AverageAnnualReturnSinceInception	0.81%
RS S&P 500 Index Fund | Class K | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 15, 2001
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
RS S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS S&P 500 Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To track the investment performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), which emphasizes securities issued by large U.S. companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 113 of the Fund's prospectus and the "Waivers of Certain Sales Loads" section on page 38 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in stocks of companies included in the S&P 500. To replicate the performance of the S&P 500, the Fund's investment team purchases and maintains all or substantially all of the securities included in the S&P 500, in approximately the same percentages as such securities are included in the S&P 500. Because the Fund is intended to track the performance of the S&P 500, the Fund's investment team does not actively determine the stock selection or sector allocation. The percentage weighting of a particular security in the S&P 500 is determined by that security's relative total market capitalization.

The Fund normally invests at least 95% of its net assets in the stocks of companies included in the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks selected by Standard & Poor's as representative of a broad range of industries within the U.S. economy, including foreign securities. The S&P 500 is composed primarily of stocks issued by large-capitalization companies. The securities selected for the portfolio are those securities that are included in the S&P 500, in approximately the same percentages as those securities are included in the index. The percentage weighting of a particular security in the S&P 500 is determined by that security's relative total market capitalization — which is the market price per share of the security multiplied by the number of shares outstanding. To track the S&P 500 as closely as possible, the Fund attempts to remain fully invested in stocks.

The Fund also may enter into derivative transactions, such as futures and options contracts, as a substitute for the purchase or sale of securities or when there are large cash inflows into the Fund. The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Index Risk

There is no assurance that the Fund will track the performance of the S&P 500 perfectly. The Fund's ability to track the index may be affected by Fund expenses, the amount of cash and cash equivalents held in the Fund's portfolio, and the frequency and timing of shareholder purchases and sales of Fund shares. The index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the index could have a negative effect on the Fund. Unlike with an actively managed fund, the investment team does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund is the successor to The Guardian S&P 500 Index Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table below includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Second Quarter 2009 15.90% Worst Quarter Fourth Quarter 2008 -22.01%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Index results assume the reinvestment of dividends paid on the stocks constituting the index.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[3]	Maximum contingent deferred sales load declines to 2.00% if shares are sold in year 3 or 4 after purchase; 1.00% in year 5 or 6; and 0.00% in year 7 and beyond.
[4]	Contingent deferred sales load applies for shares sold within one year of purchase.

Class Y | RS Partners Fund
RS Partners Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses -		Class Y RS Partners Fund
Management Fees		1.00%
Distribution (12b-1) Fees
Other Expenses		0.14%
Acquired Fund Fees and Expenses	[1]	0.04%
Total Annual Fund Operating Expenses	[2]	1.18%
Fee Waiver/Expense Reimbursement	[2]	(0.01%)
Net Expenses	[2]	1.17%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended December 31, 2010.
[2]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee paid by Class Y shares of the Fund so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. The amount of the management fee waiver for Class Y shares shown in the table is based on the amount of the management fee waiver for Class A shares set forth in the fee table for Class A shares. The management fee waiver for Class Y shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	Class Y RS Partners Fund
1 Year	119
3 Years	374
5 Years	648
10 Years	1,431

Expense Example, No Redemption - (USD $)	Class Y RS Partners Fund
1 Year	119
3 Years	374
5 Years	648
10 Years	1,431

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests principally in equity securities of small-capitalization companies. The Fund's investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to  $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately  $6.8 billion, based on the size of the largest company on March 31, 2011), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund's investment team currently expects that the Fund will normally hold between 25 and 50 securities positions.

In evaluating investments for the Fund, the Fund's investment team conducts rigorous fundamental research to identify companies with improving returns on invested capital. The investment team's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund's investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies when the investment team's calculation of long-term value, reflecting its future prospects, is at least 50% greater than the current market price.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Non-diversification Risk

The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund's value more than if the Fund were a diversified fund.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Fund Performance

The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares(calendar year-end)

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Second Quarter 2003 24.95% Worst Quarter Fourth Quarter 2008 -29.32%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Class Y	1 Year	5 Years		10 Years		Since Inception		Inception Date of Share Class
RS Partners Fund	28.36%	4.08%	[1]	13.43%	[1]	12.43%	[1]	Jul 12, 1995
RS Partners Fund Return After Taxes on Distributions	28.36%	3.38%	[1]	12.12%	[1]	11.34%	[1]	Jul 12, 1995
RS Partners Fund Return After Taxes on Distributions and Sale of Fund Shares	18.44%	3.28%	[1]	11.43%	[1]	10.77%	[1]	Jul 12, 1995
RS Partners Fund Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	24.50%	3.52%	[1]	8.42%	[1]	10.05%	[1]	Jul 12, 1995
[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations July 12, 1995, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y | RS Partners Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	16.72%	[1]
Annual Return 2002	rr_AnnualReturn2002	1.23%	[1]
Annual Return 2003	rr_AnnualReturn2003	65.63%	[1]
Annual Return 2004	rr_AnnualReturn2004	31.81%	[1]
Annual Return 2005	rr_AnnualReturn2005	11.94%	[1]
Annual Return 2006	rr_AnnualReturn2006	11.19%	[1]
Class Y | RS Partners Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses	rr_NetExpensesOverAssets	1.17%	[3]
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	374
5 Years	rr_ExpenseExampleYear05	648
10 Years	rr_ExpenseExampleYear10	1,431
1 Year	rr_ExpenseExampleNoRedemptionYear01	119
3 Years	rr_ExpenseExampleNoRedemptionYear03	374
5 Years	rr_ExpenseExampleNoRedemptionYear05	648
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,431
Annual Return 2007	rr_AnnualReturn2007	(3.53%)	[1]
Annual Return 2008	rr_AnnualReturn2008	(38.52%)	[1]
Annual Return 2009	rr_AnnualReturn2009	44.25%	[1]
Annual Return 2010	rr_AnnualReturn2010	28.36%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.32%)
1 Year	rr_AverageAnnualReturnYear01	28.36%
5 Years	rr_AverageAnnualReturnYear05	4.08%	[4]
10 Years	rr_AverageAnnualReturnYear10	13.43%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	12.43%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Class Y | RS Partners Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.36%
5 Years	rr_AverageAnnualReturnYear05	3.38%	[4]
10 Years	rr_AverageAnnualReturnYear10	12.12%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	11.34%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Class Y | RS Partners Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.44%
5 Years	rr_AverageAnnualReturnYear05	3.28%	[4]
10 Years	rr_AverageAnnualReturnYear10	11.43%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.77%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Class Y | RS Partners Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Partners Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in equity securities of small-capitalization companies. The Fund's investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to  $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately  $6.8 billion, based on the size of the largest company on March 31, 2011), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund's investment team currently expects that the Fund will normally hold between 25 and 50 securities positions.

In evaluating investments for the Fund, the Fund's investment team conducts rigorous fundamental research to identify companies with improving returns on invested capital. The investment team's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund's investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies when the investment team's calculation of long-term value, reflecting its future prospects, is at least 50% greater than the current market price.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Non-diversification Risk

The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund's value more than if the Fund were a diversified fund.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-diversification Risk

The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund's value more than if the Fund were a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares(calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Second Quarter 2003 24.95% Worst Quarter Fourth Quarter 2008 -29.32%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations July 12, 1995, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Class Y | RS Partners Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%	[4]
10 Years	rr_AverageAnnualReturnYear10	8.42%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.05%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended December 31, 2010.
[3]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee paid by Class Y shares of the Fund so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. The amount of the management fee waiver for Class Y shares shown in the table is based on the amount of the management fee waiver for Class A shares set forth in the fee table for Class A shares. The management fee waiver for Class Y shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[4]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Class Y | RS Value Fund
RS Value Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses -		Class Y RS Value Fund
Management Fees		0.85%
Distribution (12b-1) Fees
Other Expenses		0.10%
Acquired Fund Fees and Expenses	[1]	0.03%
Total Annual Fund Operating Expenses	[2]	0.98%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended December 31, 2010.
[2]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) is imposed pursuant to a written agreement with RS Investments which is in effect though April 30, 2012, to limit the Fund's Total Annual Fund Operating Expenses to 1.03% for Class Y shares. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	Class Y RS Value Fund
1 Year	100
3 Years	312
5 Years	542
10 Years	1,201

Expense Example, No Redemption - (USD $)	Class Y RS Value Fund
1 Year	100
3 Years	312
5 Years	542
10 Years	1,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests principally in equity securities that the Fund's investment team believes are undervalued, of companies with market capitalizations between  $1.0 billion and 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately  $75.8 billion, based on the size of the largest company on March 31, 2011). The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. Although the Fund is a diversified mutual fund, the Fund will likely hold a limited number of securities. The Fund's investment team currently expects that the Fund will normally hold between 25 and 50 securities positions.

In evaluating investments for the Fund, the Fund's investment team conducts rigorous fundamental research to identify companies with improving returns on invested capital. The investment team's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund's investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies when the investment team's calculation of long-term value, reflecting its future prospects, is at least 50% greater than the current market price.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

Fund Performance

The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Third Quarter 2009 20.20% Worst Quarter Fourth Quarter 2008 -26.48%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Class Y	1 Year	5 Years		10 Years		Since Inception		Inception Date of Share Class
RS Value Fund	25.90%	4.32%	[1]	10.66%	[1]	7.16%	[1]	Jun 30, 1993
RS Value Fund Return After Taxes on Distributions	25.90%	3.60%	[1]	10.28%	[1]	6.77%	[1]	Jun 30, 1993
RS Value Fund Return After Taxes on Distributions and Sale of Fund Shares	16.83%	3.42%	[1]	9.39%	[1]	6.25%	[1]	Jun 30, 1993
RS Value Fund Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	24.75%	4.08%	[1]	8.07%	[1]	10.81%	[1]	Jun 30, 1993
[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations June 30, 1993, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y | RS Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(8.25%)	[1]
Annual Return 2002	rr_AnnualReturn2002	1.38%	[1]
Annual Return 2003	rr_AnnualReturn2003	65.98%	[1]
Annual Return 2004	rr_AnnualReturn2004	29.31%	[1]
Annual Return 2005	rr_AnnualReturn2005	11.67%	[1]
Annual Return 2006	rr_AnnualReturn2006	16.37%	[1]
Class Y | RS Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[3]
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
1 Year	rr_ExpenseExampleNoRedemptionYear01	100
3 Years	rr_ExpenseExampleNoRedemptionYear03	312
5 Years	rr_ExpenseExampleNoRedemptionYear05	542
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,201
Annual Return 2007	rr_AnnualReturn2007	3.97%	[1]
Annual Return 2008	rr_AnnualReturn2008	(41.50%)	[1]
Annual Return 2009	rr_AnnualReturn2009	38.63%	[1]
Annual Return 2010	rr_AnnualReturn2010	25.90%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.48%)
1 Year	rr_AverageAnnualReturnYear01	25.90%
5 Years	rr_AverageAnnualReturnYear05	4.32%	[1]
10 Years	rr_AverageAnnualReturnYear10	10.66%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.16%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993
Class Y | RS Value Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.90%
5 Years	rr_AverageAnnualReturnYear05	3.60%	[1]
10 Years	rr_AverageAnnualReturnYear10	10.28%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.77%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993
Class Y | RS Value Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.83%
5 Years	rr_AverageAnnualReturnYear05	3.42%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.39%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.25%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993
Class Y | RS Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in equity securities that the Fund's investment team believes are undervalued, of companies with market capitalizations between  $1.0 billion and 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately  $75.8 billion, based on the size of the largest company on March 31, 2011). The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. Although the Fund is a diversified mutual fund, the Fund will likely hold a limited number of securities. The Fund's investment team currently expects that the Fund will normally hold between 25 and 50 securities positions.

In evaluating investments for the Fund, the Fund's investment team conducts rigorous fundamental research to identify companies with improving returns on invested capital. The investment team's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund's investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies when the investment team's calculation of long-term value, reflecting its future prospects, is at least 50% greater than the current market price.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents, and invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Third Quarter 2009 20.20% Worst Quarter Fourth Quarter 2008 -26.48%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations June 30, 1993, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Class Y | RS Value Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.75%
5 Years	rr_AverageAnnualReturnYear05	4.08%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.07%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.81%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1993

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended December 31, 2010.
[3]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) is imposed pursuant to a written agreement with RS Investments which is in effect though April 30, 2012, to limit the Fund's Total Annual Fund Operating Expenses to 1.03% for Class Y shares. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Class Y | RS Large Cap Alpha Fund
RS Large Cap Alpha Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses -		Class Y RS Large Cap Alpha Fund
Management Fees		0.50%
Distribution (12b-1) Fees
Other Expenses		0.13%
Total Annual Fund Operating Expenses	[1]	0.63%
[1]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee paid by Class Y shares of the Fund so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	Class Y RS Large Cap Alpha Fund
1 Year	64
3 Years	202
5 Years	351
10 Years	786

Expense Example, No Redemption - (USD $)	Class Y RS Large Cap Alpha Fund
1 Year	64
3 Years	202
5 Years	351
10 Years	786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in companies considered by the Fund's investment team at the time to be large-capitalization companies. The Fund's investment team considers a company to be large-capitalization if its market capitalization is between  $1.0 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately  $417.2 billion, based on the size of the largest company on March 31, 2011). Although the Fund is a diversified mutual fund, the Fund will likely hold a limited number of securities. The Fund's investment team currently expects that the Fund will normally hold between 25 and 50 securities positions.

In evaluating investments for the Fund, the Fund's investment team conducts rigorous fundamental research to identify companies with improving returns on invested capital. The investment team's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund's investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies when the investment team's calculation of long-term value, reflecting its future prospects, is at least 50% greater than the current market price.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

The Fund will typically invest principally in equity securities. The Fund may at times, but will not necessarily, invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

Principal Risks

You may lose money by investing in the Fund.The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

Fund Performance

The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of two broad measures of market performance. The Fund is the successor to The Guardian Park Avenue Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's investment strategy and investment team changed on March 30, 2009. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares(calendar year-end)

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Third Quarter 2009 17.50% Worst Quarter First Quarter 2001 -20.50%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Class Y	1 Year	5 Years		10 Years		Since Inception		Inception Date of Share Class
RS Large Cap Alpha Fund	17.01%	6.87%	[1]	1.28%	[1]	11.98%	[1]	Jun 1, 1972
RS Large Cap Alpha Fund Return After Taxes on Distributions	16.22%	6.44%	[1]	0.95%	[1]		[1]	Jun 1, 1972
RS Large Cap Alpha Fund Return After Taxes on Distributions and Sale of Fund Shares	11.05%	5.67%	[1]	0.89%	[1]		[1]	Jun 1, 1972
RS Large Cap Alpha Fund Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	[1]	3.26%	[1]		[2],[1]	Jun 1, 1972
RS Large Cap Alpha Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	[1]	1.41%	[1]	9.92%	[1],[3]	Jun 1, 1972
[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	No since inception performance returns are shown for the Russell 1000® Value Index because the inception date of the Class A shares was prior to the inception date of the Russell 1000® Value Index.
[3]	Since inception returns for the S&P 500 Index shown in the table are since May 31, 1972, the month end prior to the inception of Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations June 1, 1972, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y | RS Large Cap Alpha Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(21.75%)	[1]
Annual Return 2002	rr_AnnualReturn2002	(21.56%)	[1]
Annual Return 2003	rr_AnnualReturn2003	20.95%	[1]
Annual Return 2004	rr_AnnualReturn2004	5.64%	[1]
Annual Return 2005	rr_AnnualReturn2005	3.90%	[1]
Annual Return 2006	rr_AnnualReturn2006	16.87%	[1]
Class Y | RS Large Cap Alpha Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%	[2]
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
1 Year	rr_ExpenseExampleNoRedemptionYear01	64
3 Years	rr_ExpenseExampleNoRedemptionYear03	202
5 Years	rr_ExpenseExampleNoRedemptionYear05	351
10 Years	rr_ExpenseExampleNoRedemptionYear10	786
Annual Return 2007	rr_AnnualReturn2007	14.96%	[1]
Annual Return 2008	rr_AnnualReturn2008	(29.13%)	[1]
Annual Return 2009	rr_AnnualReturn2009	25.10%	[1]
Annual Return 2010	rr_AnnualReturn2010	17.01%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.50%)
1 Year	rr_AverageAnnualReturnYear01	17.01%
5 Years	rr_AverageAnnualReturnYear05	6.87%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.28%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.98%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 1972
Class Y | RS Large Cap Alpha Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.22%
5 Years	rr_AverageAnnualReturnYear05	6.44%	[3]
10 Years	rr_AverageAnnualReturnYear10	0.95%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 1972
Class Y | RS Large Cap Alpha Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.05%
5 Years	rr_AverageAnnualReturnYear05	5.67%	[3]
10 Years	rr_AverageAnnualReturnYear10	0.89%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 1972
Class Y | RS Large Cap Alpha Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Large Cap Alpha Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets in companies considered by the Fund's investment team at the time to be large-capitalization companies. The Fund's investment team considers a company to be large-capitalization if its market capitalization is between  $1.0 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately  $417.2 billion, based on the size of the largest company on March 31, 2011). Although the Fund is a diversified mutual fund, the Fund will likely hold a limited number of securities. The Fund's investment team currently expects that the Fund will normally hold between 25 and 50 securities positions.

In evaluating investments for the Fund, the Fund's investment team conducts rigorous fundamental research to identify companies with improving returns on invested capital. The investment team's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund's investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies when the investment team's calculation of long-term value, reflecting its future prospects, is at least 50% greater than the current market price.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

The Fund will typically invest principally in equity securities. The Fund may at times, but will not necessarily, invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund.The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of two broad measures of market performance. The Fund is the successor to The Guardian Park Avenue Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's investment strategy and investment team changed on March 30, 2009. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares(calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Third Quarter 2009 17.50% Worst Quarter First Quarter 2001 -20.50%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations June 1, 1972, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Class Y | RS Large Cap Alpha Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.26%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 1972
Class Y | RS Large Cap Alpha Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.41%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.92%	[3],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 1972

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee paid by Class Y shares of the Fund so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[3]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[4]	No since inception performance returns are shown for the Russell 1000® Value Index because the inception date of the Class A shares was prior to the inception date of the Russell 1000® Value Index.
[5]	Since inception returns for the S&P 500 Index shown in the table are since May 31, 1972, the month end prior to the inception of Class A shares.

Class Y | RS Investors Fund
RS Investors Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses -		Class Y RS Investors Fund
Management Fees		1.00%
Distribution (12b-1) Fees
Other Expenses		0.80%
Total Annual Fund Operating Expenses	[1]	1.80%
Fee Waiver/Expense Reimbursement	[1]	(0.75%)
Net Expenses	[1]	1.05%
[1]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) is imposed pursuant to a written agreement with RS Investments which is in effect through April 30, 2012, to limit the Fund's Total Annual Fund Operating Expenses to 1.05% for Class Y shares. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	Class Y RS Investors Fund
1 Year	107
3 Years	493
5 Years	905
10 Years	2,054

Expense Example, No Redemption - (USD $)	Class Y RS Investors Fund
1 Year	107
3 Years	493
5 Years	905
10 Years	2,054

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests in securities that the Fund's investment team believes are undervalued. The Fund will typically invest most of its assets in equity securities of small-, mid-, or large-capitalization companies. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund's investment team currently expects that the Fund will normally hold between 15 and 40 securities positions.

In evaluating investments for the Fund, the Fund's investment team conducts rigorous fundamental research to identify companies with improving returns on invested capital. The investment team's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund's investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies when the investment team's calculation of long-term value, reflecting its future prospects, is at least 50% greater than the current market price.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Limited Portfolio/Non-diversification Risk

The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund's value more than if the Fund were a diversified fund.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices and tax and other government regulations.

Fund Performance

The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares(calendar year-end)

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Second Quarter 2009 26.62% Worst Quarter Fourth Quarter 2008 -35.40%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Class Y	1 Year	5 Years		Since Inception		Inception Date of Share Class
RS Investors Fund	24.72%	2.25%	[1]	3.06%	[1]	Nov 15, 2005
RS Investors Fund Return After Taxes on Distributions	24.72%	0.58%	[1]	1.41%	[1]	Nov 15, 2005
RS Investors Fund Return After Taxes on Distributions and Sale of Fund Shares	16.07%	1.20%	[1]	1.90%	[1]	Nov 15, 2005
RS Investors Fund Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)	16.23%	1.45%	[1]	1.89%	[1]	Nov 15, 2005
[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations November 15, 2005, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y | RS Investors Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2006	rr_AnnualReturn2006	17.55%	[1]
Class Y | RS Investors Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.05%	[2]
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	493
5 Years	rr_ExpenseExampleYear05	905
10 Years	rr_ExpenseExampleYear10	2,054
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	493
5 Years	rr_ExpenseExampleNoRedemptionYear05	905
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,054
Annual Return 2007	rr_AnnualReturn2007	(0.57%)	[1]
Annual Return 2008	rr_AnnualReturn2008	(49.52%)	[1]
Annual Return 2009	rr_AnnualReturn2009	51.91%	[1]
Annual Return 2010	rr_AnnualReturn2010	24.72%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.40%)
1 Year	rr_AverageAnnualReturnYear01	24.72%
5 Years	rr_AverageAnnualReturnYear05	2.25%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.06%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2005
Class Y | RS Investors Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.72%
5 Years	rr_AverageAnnualReturnYear05	0.58%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.41%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2005
Class Y | RS Investors Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.07%
5 Years	rr_AverageAnnualReturnYear05	1.20%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2005
Class Y | RS Investors Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Investors Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in securities that the Fund's investment team believes are undervalued. The Fund will typically invest most of its assets in equity securities of small-, mid-, or large-capitalization companies. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund's investment team currently expects that the Fund will normally hold between 15 and 40 securities positions.

In evaluating investments for the Fund, the Fund's investment team conducts rigorous fundamental research to identify companies with improving returns on invested capital. The investment team's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund's investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies when the investment team's calculation of long-term value, reflecting its future prospects, is at least 50% greater than the current market price.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Limited Portfolio/Non-diversification Risk

The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund's value more than if the Fund were a diversified fund.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices and tax and other government regulations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Limited Portfolio/Non-diversification Risk

The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund's value more than if the Fund were a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares(calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Second Quarter 2009 26.62% Worst Quarter Fourth Quarter 2008 -35.40%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations November 15, 2005, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Class Y | RS Investors Fund | Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.23%
5 Years	rr_AverageAnnualReturnYear05	1.45%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2005

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes and extraordinary expenses) is imposed pursuant to a written agreement with RS Investments which is in effect through April 30, 2012, to limit the Fund's Total Annual Fund Operating Expenses to 1.05% for Class Y shares. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[3]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Class Y | RS Global Natural Resources Fund
RS Global Natural Resources Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses -		Class Y RS Global Natural Resources Fund
Management Fees		1.00%
Distribution (12b-1) Fees
Other Expenses		0.13%
Total Annual Fund Operating Expenses	[1]	1.13%
Fee Waiver/Expense Reimbursement	[1]	(0.02%)
Net Expenses	[1]	1.11%
[1]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee paid by Class Y shares of the Fund so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. The amount of the management fee waiver for Class Y shares shown in the table is based on the amount of the management fee waiver for Class A shares set forth in the fee table for Class A shares. The management fee waiver for Class Y shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	Class Y RS Global Natural Resources Fund
1 Year	113
3 Years	357
5 Years	620
10 Years	1,373

Expense Example, No Redemption - (USD $)	Class Y RS Global Natural Resources Fund
1 Year	113
3 Years	357
5 Years	620
10 Years	1,373

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in securities of companies that the Fund's investment team considers to be principally engaged in natural resources industries. The Fund may invest in securities of issuers located anywhere in the world and normally will invest in securities of companies located in at least three countries, which may include the United States. Although the Fund is a diversified mutual fund, the Fund will likely hold a limited number of securities. The Fund's investment team currently expects that the Fund will normally hold between 30 and 40 securities positions.

In evaluating investments for the Fund, the Fund's investment team conducts rigorous fundamental research focused on what the Fund's investment team believes to be low-cost producing companies with "advantaged assets" that have the potential to create value across a commodity cycle, irrespective of changes in commodity prices. The Fund's investment team utilizes an excess Return on Invested Capital (ROIC) measure, and it believes advantaged producers are able to generate excess ROIC throughout a full commodity price cycle. The Fund's investment team focuses on understanding and evaluating a management team's capital deployment philosophy, and seeks to invest in companies with high quality management teams that are committed to a cash flow return methodology.

Companies in natural resources industries include companies that the Fund's investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. Natural resources may include, for example, energy sources, precious and other metals, forest products, real estate, food and agriculture, and other basic commodities.

A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company's assets, gross income, cash flow, or net profits is, in the Fund's investment team's judgment, committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if the Fund's investment team believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in natural resources industries.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Concentration Risk

Concentrating investments in the natural resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

Fund Performance

The bar chart and the table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of three broad measures of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 1, 2007, reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Third Quarter 2005 28.74% Worst Quarter Third Quarter 2008 -34.17%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Class Y	1 Year	5 Years		10 Years		Since Inception		Inception Date of Share Class
RS Global Natural Resources Fund	25.95%	7.60%	[1]	16.53%	[1]	11.95%	[1]	Nov 15, 1995
RS Global Natural Resources Fund Return After Taxes on Distributions	25.95%	6.73%	[1]	15.66%	[1]	11.32%	[1]	Nov 15, 1995
RS Global Natural Resources Fund Return After Taxes on Distributions and Sale of Fund Shares	16.87%	6.28%	[1]	14.62%	[1]	10.62%	[1]	Nov 15, 1995
RS Global Natural Resources Fund S&P North American Natural Resources Sector Index (reflects no deduction for fees, expenses or taxes)	23.88%	8.99%	[1]	9.96%	[1]		[2],[1]	Nov 15, 1995
RS Global Natural Resources Fund MSCI World Commodity Producers Index	14.05%	9.36%	[1]	11.78%	[1]		[2],[1]	Nov 15, 1995
RS Global Natural Resources Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	[1]	1.41%	[1]	6.98%	[1]	Nov 15, 1995
[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	No since inception performance returns are shown for S&P North American Natural Resources Sector Index™ or MSCI World Commodity Producers Index because the inception date for Class A shares was prior to the inception date of the S&P North American Natural Resources Sector Index™ and the MSCI World Commodity Producers Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations November 15, 1995, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y | RS Global Natural Resources Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	0.61%	[1]
Annual Return 2002	rr_AnnualReturn2002	17.04%	[1]
Annual Return 2003	rr_AnnualReturn2003	42.13%	[1]
Annual Return 2004	rr_AnnualReturn2004	34.43%	[1]
Annual Return 2005	rr_AnnualReturn2005	42.23%	[1]
Annual Return 2006	rr_AnnualReturn2006	8.11%	[1]
Class Y | RS Global Natural Resources Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.11%	[2]
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	357
5 Years	rr_ExpenseExampleYear05	620
10 Years	rr_ExpenseExampleYear10	1,373
1 Year	rr_ExpenseExampleNoRedemptionYear01	113
3 Years	rr_ExpenseExampleNoRedemptionYear03	357
5 Years	rr_ExpenseExampleNoRedemptionYear05	620
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,373
Annual Return 2007	rr_AnnualReturn2007	32.35%	[1]
Annual Return 2008	rr_AnnualReturn2008	(46.57%)	[1]
Annual Return 2009	rr_AnnualReturn2009	49.80%	[1]
Annual Return 2010	rr_AnnualReturn2010	25.95%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2005
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.17%)
1 Year	rr_AverageAnnualReturnYear01	25.95%
5 Years	rr_AverageAnnualReturnYear05	7.60%	[3]
10 Years	rr_AverageAnnualReturnYear10	16.53%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.95%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Class Y | RS Global Natural Resources Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.95%
5 Years	rr_AverageAnnualReturnYear05	6.73%	[3]
10 Years	rr_AverageAnnualReturnYear10	15.66%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.32%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Class Y | RS Global Natural Resources Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.87%
5 Years	rr_AverageAnnualReturnYear05	6.28%	[3]
10 Years	rr_AverageAnnualReturnYear10	14.62%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.62%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Class Y | RS Global Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Global Natural Resources Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets in securities of companies that the Fund's investment team considers to be principally engaged in natural resources industries. The Fund may invest in securities of issuers located anywhere in the world and normally will invest in securities of companies located in at least three countries, which may include the United States. Although the Fund is a diversified mutual fund, the Fund will likely hold a limited number of securities. The Fund's investment team currently expects that the Fund will normally hold between 30 and 40 securities positions.

In evaluating investments for the Fund, the Fund's investment team conducts rigorous fundamental research focused on what the Fund's investment team believes to be low-cost producing companies with "advantaged assets" that have the potential to create value across a commodity cycle, irrespective of changes in commodity prices. The Fund's investment team utilizes an excess Return on Invested Capital (ROIC) measure, and it believes advantaged producers are able to generate excess ROIC throughout a full commodity price cycle. The Fund's investment team focuses on understanding and evaluating a management team's capital deployment philosophy, and seeks to invest in companies with high quality management teams that are committed to a cash flow return methodology.

Companies in natural resources industries include companies that the Fund's investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. Natural resources may include, for example, energy sources, precious and other metals, forest products, real estate, food and agriculture, and other basic commodities.

A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company's assets, gross income, cash flow, or net profits is, in the Fund's investment team's judgment, committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if the Fund's investment team believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in natural resources industries.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Natural Resources Investment Risk

Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Concentration Risk

Concentrating investments in the natural resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of three broad measures of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of three broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Third Quarter 2005 28.74% Worst Quarter Third Quarter 2008 -34.17%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations November 15, 1995, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Class Y | RS Global Natural Resources Fund | S&P North American Natural Resources Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.88%
5 Years	rr_AverageAnnualReturnYear05	8.99%	[3]
10 Years	rr_AverageAnnualReturnYear10	9.96%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Class Y | RS Global Natural Resources Fund | MSCI World Commodity Producers Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.05%
5 Years	rr_AverageAnnualReturnYear05	9.36%	[3]
10 Years	rr_AverageAnnualReturnYear10	11.78%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Class Y | RS Global Natural Resources Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.41%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.98%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995

[1]	Returns for the periods through May 1, 2007, reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee paid by Class Y shares of the Fund so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. The amount of the management fee waiver for Class Y shares shown in the table is based on the amount of the management fee waiver for Class A shares set forth in the fee table for Class A shares. The management fee waiver for Class Y shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[3]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[4]	No since inception performance returns are shown for S&P North American Natural Resources Sector Index™ or MSCI World Commodity Producers Index because the inception date for Class A shares was prior to the inception date of the S&P North American Natural Resources Sector Index™ and the MSCI World Commodity Producers Index.

Class Y | RS Capital Appreciation Fund
RS Capital Appreciation Fund
Investment Objective
Long term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses -		Class Y RS Capital Appreciation Fund
Management Fees		0.80%
Distribution (12b-1) Fees
Other Expenses	[1]	0.19%
Total Annual Fund Operating Expenses	[2]	0.99%
Fee Waiver/Expense Reimbursement	[2]	(0.10%)
Net Expenses	[2]	0.89%
[1]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[2]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee paid by Class Y shares of the Fund so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. The amount of the management fee waiver for Class Y shares shown in the table is based on the amount of the management fee waiver for Class A shares set forth in the fee table for Class A shares. The management fee waiver for Class Y shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	Class Y RS Capital Appreciation Fund
1 Year	91
3 Years	305
5 Years	537
10 Years	1,204

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund commenced operations on September 7, 2010. During the most recent fiscal year, the Fund's portfolio turnover rate (not annualized) was 22% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests primarily in common stocks, preferred stocks and securities convertible into common stocks. The Fund typically invests primarily in the securities of U.S. large capitalization companies, but may invest in the securities of foreign companies and companies of any market capitalization. The Fund's investment team currently considers a company to be large-capitalization if its market capitalization is between  $1.0 billion and the market capitalization of the largest company included in the S&P 500® Index on the last day of the most recent quarter (currently, approximately  $417.2 billion, based on the size of the largest company on March 31, 2011). The Fund may invest in securities traded on securities exchanges or over-the-counter. The Fund's investment team currently expects that the Fund will normally hold between 20 and 30 securities positions.

The Fund's investment team combines elements of traditional growth and value investment disciplines in its management of the Fund. The investment team performs fundamental research on individual companies and seeks to identify advantaged businesses that can produce predictable and growing excess cash flow. The team seeks to purchase companies with these growth characteristics only when the companies' current market value is lower than the investment team's estimate of the companies' long-term intrinsic values.

The investment team seeks to identify "advantaged businesses," which are companies the investment team believes have one or more of the following growth characteristics:

■	Growth potential — companies that can grow by leveraging their structural, competitive and economic positions into other markets and/or products

■	Financial strength — companies with solid financial foundations, as represented by strong balance sheets and prudent levels of debt

■

Cash flow generation — companies that can typically generate excess cash flow beyond that needed to fund internal needs for capital replacement and expansion, without excessive need for debt or new equity offerings

■	Pricing flexibility — companies that demonstrate the ability to insulate their economics from extremely competitive pricing pressure

■	Franchise position — companies that typically have a leading market share, or a defined niche in their market

■	Competitive barriers to entry — companies that tend to operate in industries with significant barriers to entry

■	Attractive returns on capital — companies that tend to generate above average returns on the capital they deploy

Once the investment team identifies an advantaged company with one or more of these growth characteristics, it evaluates the company's current market price on the basis of a number of criteria, including:

■	Discounted cash flow analysis — whether the company's current market value reflects an acceptable discount to the value of the business as determined by cash flow analysis

■

Discount to comparable transaction value — whether the company's current market value reflects a substantial discount from a price at which the securities of comparable businesses have been sold in arms length transactions

■

Discount to asset value — whether the company's current market value reflects a substantial discount from the company's asset value, as determined by the Fund's investment team based on its analysis of the company's hidden assets, such as overfunded pension plans, understated value of inventories, appreciated real estate, brand names and franchises.

While investments are generally made for the long term, they are typically sold when the investment team believes that:

■	Anticipated price appreciation has been achieved or is no longer probable;

■	Alternate investments offer superior total return prospects; or

■	A fundamental change has occurred in the company or its market.

Principal Risks

You may lose money by investing in the Fund.The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Non-diversification Risk

The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund's value more than if the Fund were a diversified fund.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Foreign Securities Risk

Foreign securities are subject to political, regulatory and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.The Fund is the successor to Oak Value Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and table includes that of the Predecessor Fund for periods prior to September 7, 2010. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through September 10, 2010 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Second Quarter 2003 26.13% Worst Quarter Fourth Quarter 2008 -21.85%

Average Annual Total Returns (periods ended December 31, 2010)
Average Annual Total Returns - Class Y	1 Year		5 Years		10 Years		Since Inception		Inception Date of Share Class
RS Capital Appreciation Fund	8.34%	[1]	2.79%	[1]	1.97%	[1]	8.81%	[1]	Jan 18, 1993
RS Capital Appreciation Fund Return After Taxes on Distributions	8.26%	[1]	1.14%	[1]	1.08%	[1]	7.80%	[1]	Jan 18, 1993
RS Capital Appreciation Fund Return After Taxes on Distributions and Sale of Fund Shares	5.42%	[1]	2.20%	[1]	1.58%	[1]	7.60%	[1]	Jan 18, 1993
RS Capital Appreciation Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	[1]	2.29%	[1]	1.41%	[1]	8.15%	[1]	Jan 18, 1993
[1]	Returns for the periods through September 10, 2010 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations January 18, 1993, with the offering of Class A shares, and subsequently offered Class Y shares on September 7, 2010. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' inception on September 10, 2010. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y | RS Capital Appreciation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(0.47%)	[1]
Annual Return 2002	rr_AnnualReturn2002	(24.34%)	[1]
Annual Return 2003	rr_AnnualReturn2003	32.11%	[1]
Annual Return 2004	rr_AnnualReturn2004	7.97%	[1]
Annual Return 2005	rr_AnnualReturn2005	(1.37%)	[1]
Annual Return 2006	rr_AnnualReturn2006	14.18%	[1]
Annual Return 2007	rr_AnnualReturn2007	4.87%	[1]
Annual Return 2008	rr_AnnualReturn2008	(33.71%)	[1]
Annual Return 2009	rr_AnnualReturn2009	33.41%	[1]
Class Y | RS Capital Appreciation Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Net Expenses	rr_NetExpensesOverAssets	0.89%	[3]
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	305
5 Years	rr_ExpenseExampleYear05	537
10 Years	rr_ExpenseExampleYear10	1,204
Annual Return 2010	rr_AnnualReturn2010	8.34%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.85%)
1 Year	rr_AverageAnnualReturnYear01	8.34%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.79%	[4]
10 Years	rr_AverageAnnualReturnYear10	1.97%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.81%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 18, 1993
Class Y | RS Capital Appreciation Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.26%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.14%	[4]
10 Years	rr_AverageAnnualReturnYear10	1.08%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.80%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 18, 1993
Class Y | RS Capital Appreciation Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.42%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.20%	[4]
10 Years	rr_AverageAnnualReturnYear10	1.58%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.60%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 18, 1993
Class Y | RS Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Capital Appreciation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund commenced operations on September 7, 2010. During the most recent fiscal year, the Fund's portfolio turnover rate (not annualized) was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks, preferred stocks and securities convertible into common stocks. The Fund typically invests primarily in the securities of U.S. large capitalization companies, but may invest in the securities of foreign companies and companies of any market capitalization. The Fund's investment team currently considers a company to be large-capitalization if its market capitalization is between  $1.0 billion and the market capitalization of the largest company included in the S&P 500® Index on the last day of the most recent quarter (currently, approximately  $417.2 billion, based on the size of the largest company on March 31, 2011). The Fund may invest in securities traded on securities exchanges or over-the-counter. The Fund's investment team currently expects that the Fund will normally hold between 20 and 30 securities positions.

The Fund's investment team combines elements of traditional growth and value investment disciplines in its management of the Fund. The investment team performs fundamental research on individual companies and seeks to identify advantaged businesses that can produce predictable and growing excess cash flow. The team seeks to purchase companies with these growth characteristics only when the companies' current market value is lower than the investment team's estimate of the companies' long-term intrinsic values.

The investment team seeks to identify "advantaged businesses," which are companies the investment team believes have one or more of the following growth characteristics:

■	Growth potential — companies that can grow by leveraging their structural, competitive and economic positions into other markets and/or products

■	Financial strength — companies with solid financial foundations, as represented by strong balance sheets and prudent levels of debt

■

Cash flow generation — companies that can typically generate excess cash flow beyond that needed to fund internal needs for capital replacement and expansion, without excessive need for debt or new equity offerings

■	Pricing flexibility — companies that demonstrate the ability to insulate their economics from extremely competitive pricing pressure

■	Franchise position — companies that typically have a leading market share, or a defined niche in their market

■	Competitive barriers to entry — companies that tend to operate in industries with significant barriers to entry

■	Attractive returns on capital — companies that tend to generate above average returns on the capital they deploy

Once the investment team identifies an advantaged company with one or more of these growth characteristics, it evaluates the company's current market price on the basis of a number of criteria, including:

■	Discounted cash flow analysis — whether the company's current market value reflects an acceptable discount to the value of the business as determined by cash flow analysis

■

Discount to comparable transaction value — whether the company's current market value reflects a substantial discount from a price at which the securities of comparable businesses have been sold in arms length transactions

■

Discount to asset value — whether the company's current market value reflects a substantial discount from the company's asset value, as determined by the Fund's investment team based on its analysis of the company's hidden assets, such as overfunded pension plans, understated value of inventories, appreciated real estate, brand names and franchises.

While investments are generally made for the long term, they are typically sold when the investment team believes that:

■	Anticipated price appreciation has been achieved or is no longer probable;

■	Alternate investments offer superior total return prospects; or

■	A fundamental change has occurred in the company or its market.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund.The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Non-diversification Risk

The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund's value more than if the Fund were a diversified fund.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Foreign Securities Risk

Foreign securities are subject to political, regulatory and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-diversification Risk

The Fund is a non-diversified mutual fund. A non-diversified fund is able to invest in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund's value more than if the Fund were a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.The Fund is the successor to Oak Value Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and table includes that of the Predecessor Fund for periods prior to September 7, 2010. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Second Quarter 2003 26.13% Worst Quarter Fourth Quarter 2008 -21.85%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations January 18, 1993, with the offering of Class A shares, and subsequently offered Class Y shares on September 7, 2010. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' inception on September 10, 2010. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Class Y | RS Capital Appreciation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.29%	[4]
10 Years	rr_AverageAnnualReturnYear10	1.41%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.15%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 18, 1993

[1]	Returns for the periods through September 10, 2010 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[3]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee paid by Class Y shares of the Fund so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. The amount of the management fee waiver for Class Y shares shown in the table is based on the amount of the management fee waiver for Class A shares set forth in the fee table for Class A shares. The management fee waiver for Class Y shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[4]	Returns for the periods through September 10, 2010 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Class Y | RS Small Cap Growth Fund
RS Small Cap Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses -		Class Y RS Small Cap Growth Fund
Management Fees		0.95%
Distribution (12b-1) Fees
Other Expenses		0.15%
Total Annual Fund Operating Expenses	[1]	1.10%
Fee Waiver/Expense Reimbursement	[1]	(0.12%)
Net Expenses	[1]	0.98%
[1]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee paid by Class Y shares of the Fund so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. The amount of the management fee waiver for Class Y shares shown in the table is based on the amount of the management fee waiver for Class A shares set forth in the fee table for Class A shares. The management fee waiver for Class Y shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	Class Y RS Small Cap Growth Fund
1 Year	100
3 Years	338
5 Years	595
10 Years	1,329

Expense Example, No Redemption - (USD $)	Class Y RS Small Cap Growth Fund
1 Year	100
3 Years	338
5 Years	595
10 Years	1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 120% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in small-capitalization companies. The Fund's investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to  $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately  $6.8 billion, based on the size of the largest company on March 31, 2011), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that the investment team believes have greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

            Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Fund Performance

The bar chart below and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Fourth Quarter 2001 28.88% Worst Quarter Third Quarter 2001 -31.26%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Class Y	1 Year	5 Years		10 Years		Since Inception		Inception Date of Share Class
RS Small Cap Growth Fund	28.27%	5.33%	[1]	(0.41%)	[1]	13.44%	[1]	Nov 30, 1987
RS Small Cap Growth Fund Return After Taxes on Distributions	28.27%	5.33%	[1]	(0.41%)	[1]	11.86%	[1]	Nov 30, 1987
RS Small Cap Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	18.38%	4.60%	[1]	(0.35%)	[1]	11.34%	[1]	Nov 30, 1987
RS Small Cap Growth Fund Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	[1]	3.78%	[1]	8.35%	[1]	Nov 30, 1987
[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations November 30, 1987, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y | RS Small Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(27.31%)	[1]
Annual Return 2002	rr_AnnualReturn2002	(40.16%)	[1]
Annual Return 2003	rr_AnnualReturn2003	46.74%	[1]
Annual Return 2004	rr_AnnualReturn2004	15.16%	[1]
Annual Return 2005	rr_AnnualReturn2005	0.68%	[1]
Annual Return 2006	rr_AnnualReturn2006	9.45%	[1]
Class Y | RS Small Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Net Expenses	rr_NetExpensesOverAssets	0.98%	[2]
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	338
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,329
1 Year	rr_ExpenseExampleNoRedemptionYear01	100
3 Years	rr_ExpenseExampleNoRedemptionYear03	338
5 Years	rr_ExpenseExampleNoRedemptionYear05	595
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,329
Annual Return 2007	rr_AnnualReturn2007	14.22%	[1]
Annual Return 2008	rr_AnnualReturn2008	(45.42%)	[1]
Annual Return 2009	rr_AnnualReturn2009	48.13%	[1]
Annual Return 2010	rr_AnnualReturn2010	28.27%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.26%)
1 Year	rr_AverageAnnualReturnYear01	28.27%
5 Years	rr_AverageAnnualReturnYear05	5.33%	[3]
10 Years	rr_AverageAnnualReturnYear10	(0.41%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	13.44%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1987
Class Y | RS Small Cap Growth Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.27%
5 Years	rr_AverageAnnualReturnYear05	5.33%	[3]
10 Years	rr_AverageAnnualReturnYear10	(0.41%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.86%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1987
Class Y | RS Small Cap Growth Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.38%
5 Years	rr_AverageAnnualReturnYear05	4.60%	[3]
10 Years	rr_AverageAnnualReturnYear10	(0.35%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.34%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1987
Class Y | RS Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 120% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets in small-capitalization companies. The Fund's investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to  $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately  $6.8 billion, based on the size of the largest company on March 31, 2011), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that the investment team believes have greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

            Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Fourth Quarter 2001 28.88% Worst Quarter Third Quarter 2001 -31.26%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations November 30, 1987, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Class Y | RS Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.78%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.35%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1987

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee paid by Class Y shares of the Fund so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. The amount of the management fee waiver for Class Y shares shown in the table is based on the amount of the management fee waiver for Class A shares set forth in the fee table for Class A shares. The management fee waiver for Class Y shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[3]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Class Y | RS Select Growth Fund
RS Select Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses -		Class Y RS Select Growth Fund
Management Fees		1.00%
Distribution (12b-1) Fees
Other Expenses		0.28%
Total Annual Fund Operating Expenses	[1]	1.28%
Fee Waiver/Expense Reimbursement	[1]	(0.31%)
Net Expenses	[1]	0.97%
[1]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee paid by Class Y shares of the Fund so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. The amount of the management fee waiver for Class Y shares shown in the table is based on the amount of the management fee waiver for Class A shares set forth in the fee table for Class A shares. The management fee waiver for Class Y shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	Class Y RS Select Growth Fund
1 Year	99
3 Years	375
5 Years	673
10 Years	1,518

Expense Example, No Redemption - (USD $)	Class Y RS Select Growth Fund
1 Year	99
3 Years	375
5 Years	673
10 Years	1,518

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 137% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund typically invests in a portfolio of small- and mid-capitalization growth-oriented companies. Although the Fund is a diversified mutual fund, the Fund will likely hold a limited number of securities. The Fund's investment team currently expects that the Fund will normally hold between 40 and 60 securities positions. The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund invests principally in equity securities of companies with market capitalizations (at the time of purchase) of either up to  $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index on the last day of the most recent quarter (currently, approximately  $13.3 billion, based on the size of the largest company on March 31, 2011), whichever is greater. The Fund may hold investments in companies whose market capitalizations exceed the preceding parameter due to appreciation or acquisitions by those companies after the Fund's purchase of their securities.

The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that the investment team believes have greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Fund Performance

The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of two broad measures of market performance. Prior to May 1, 2007, the Fund was known as "RS Diversified Growth Fund." Since May 1, 2007, the Fund has been managed by a different investment team and it has generally invested in a portfolio of fewer stocks than previously. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 1, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Fourth Quarter 2001 36.66% Worst Quarter Third Quarter 2001 -29.38%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Class Y	1 Year	5 Years		10 Years		Since Inception		Inception Date of Share Class
RS Select Growth Fund	32.06%	5.63%	[1]	2.55%	[1]	10.82%	[1]	Aug 1, 1996
RS Select Growth Fund Return After Taxes on Distributions	32.06%	5.63%	[1]	2.55%	[1]	9.68%	[1]	Aug 1, 1996
RS Select Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	20.84%	4.86%	[1]	2.20%	[1]	9.00%	[1]	Aug 1, 1996
RS Select Growth Fund Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	28.86%	5.63%	[1]	4.19%	[1]	6.85%	[1]	Aug 1, 1996
RS Select Growth Fund Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	[1]	3.78%	[1]	5.11%	[1]	Aug 1, 1996
[1]	Returns for the periods through May 1, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations August 1, 1996, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2009. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y | RS Select Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	1.88%	[1]
Annual Return 2002	rr_AnnualReturn2002	(39.12%)	[1]
Annual Return 2003	rr_AnnualReturn2003	57.91%	[1]
Annual Return 2004	rr_AnnualReturn2004	1.48%	[1]
Annual Return 2005	rr_AnnualReturn2005	(1.59%)	[1]
Annual Return 2006	rr_AnnualReturn2006	8.06%	[1]
Annual Return 2007	rr_AnnualReturn2007	13.68%	[1]
Annual Return 2008	rr_AnnualReturn2008	(45.02%)	[1]
Class Y | RS Select Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Net Expenses	rr_NetExpensesOverAssets	0.97%	[2]
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	673
10 Years	rr_ExpenseExampleYear10	1,518
1 Year	rr_ExpenseExampleNoRedemptionYear01	99
3 Years	rr_ExpenseExampleNoRedemptionYear03	375
5 Years	rr_ExpenseExampleNoRedemptionYear05	673
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,518
Annual Return 2009	rr_AnnualReturn2009	47.48%	[1]
Annual Return 2010	rr_AnnualReturn2010	32.06%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst?Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.38%)
1 Year	rr_AverageAnnualReturnYear01	32.06%
5 Years	rr_AverageAnnualReturnYear05	5.63%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.55%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.82%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Class Y | RS Select Growth Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.06%
5 Years	rr_AverageAnnualReturnYear05	5.63%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.55%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.68%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Class Y | RS Select Growth Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.84%
5 Years	rr_AverageAnnualReturnYear05	4.86%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.20%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.00%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Class Y | RS Select Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Select Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 137% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	137.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund typically invests in a portfolio of small- and mid-capitalization growth-oriented companies. Although the Fund is a diversified mutual fund, the Fund will likely hold a limited number of securities. The Fund's investment team currently expects that the Fund will normally hold between 40 and 60 securities positions. The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund invests principally in equity securities of companies with market capitalizations (at the time of purchase) of either up to  $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index on the last day of the most recent quarter (currently, approximately  $13.3 billion, based on the size of the largest company on March 31, 2011), whichever is greater. The Fund may hold investments in companies whose market capitalizations exceed the preceding parameter due to appreciation or acquisitions by those companies after the Fund's purchase of their securities.

The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that the investment team believes have greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Limited Portfolio Risk

To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of two broad measures of market performance. Prior to May 1, 2007, the Fund was known as "RS Diversified Growth Fund." Since May 1, 2007, the Fund has been managed by a different investment team and it has generally invested in a portfolio of fewer stocks than previously. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Fourth Quarter 2001 36.66% Worst Quarter Third Quarter 2001 -29.38%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations August 1, 1996, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2009. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Class Y | RS Select Growth Fund | Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.86%
5 Years	rr_AverageAnnualReturnYear05	5.63%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.19%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.85%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Class Y | RS Select Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.78%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996

[1]	Returns for the periods through May 1, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee paid by Class Y shares of the Fund so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. The amount of the management fee waiver for Class Y shares shown in the table is based on the amount of the management fee waiver for Class A shares set forth in the fee table for Class A shares. The management fee waiver for Class Y shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[3]	Returns for the periods through May 1, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Class Y | RS Mid Cap Growth Fund
RS Mid Cap Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses -		Class Y RS Mid Cap Growth Fund
Management Fees		0.85%
Distribution (12b-1) Fees
Other Expenses		0.33%
Total Annual Fund Operating Expenses	[1]	1.18%
Fee Waiver/Expense Reimbursement	[1]	(0.02%)
Net Expenses	[1]	1.16%
[1]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee paid by Class Y shares of the Fund so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. The amount of the management fee waiver for Class Y shares shown in the table is based on the amount of the management fee waiver for Class A shares set forth in the fee table for Class A shares. The management fee waiver for Class Y shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	Class Y RS Mid Cap Growth Fund
1 Year	118
3 Years	373
5 Years	647
10 Years	1,430

Expense Example, No Redemption - (USD $)	Class Y RS Mid Cap Growth Fund
1 Year	118
3 Years	373
5 Years	647
10 Years	1,430

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 125% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in companies considered by the Fund's investment team at the time to be mid-capitalization companies. The Fund's investment team currently considers a company to be a mid-capitalization company if the company has a market capitalization of at least  $1.0 billion and at most 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately  $75.8 billion, based on the size of the largest company on March 31, 2011). The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that the investment team believes have greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Mid-sized Companies Risk

Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Fund Performance

The bar chart below and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Fourth Quarter 2001 20.41% Worst Quarter Fourth Quarter 2008 -28.72%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Class Y	1 Year	5 Years		10 Years		Since Inception		Inception Date of Share Class
RS Mid Cap Growth Fund	25.44%	1.49%	[1]	2.22%	[1]	8.38%	[1]	Jul 12, 1995
RS Mid Cap Growth Fund Return After Taxes on Distributions	25.44%	0.45%	[1]	1.65%	[1]	6.06%	[1]	Jul 12, 1995
RS Mid Cap Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	16.54%	0.92%	[1]	1.70%	[1]	6.06%	[1]	Jul 12, 1995
RS Mid Cap Growth Fund Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	26.38%	4.88%	[1]	3.12%	[1]	8.02%	[1]	Jul 12, 1995
[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations July 12, 1995, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y | RS Mid Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(14.01%)	[1]
Annual Return 2002	rr_AnnualReturn2002	(26.41%)	[1]
Annual Return 2003	rr_AnnualReturn2003	48.49%	[1]
Annual Return 2004	rr_AnnualReturn2004	12.36%	[1]
Annual Return 2005	rr_AnnualReturn2005	9.52%	[1]
Annual Return 2006	rr_AnnualReturn2006	9.43%	[1]
Class Y | RS Mid Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.16%	[2]
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	373
5 Years	rr_ExpenseExampleYear05	647
10 Years	rr_ExpenseExampleYear10	1,430
1 Year	rr_ExpenseExampleNoRedemptionYear01	118
3 Years	rr_ExpenseExampleNoRedemptionYear03	373
5 Years	rr_ExpenseExampleNoRedemptionYear05	647
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,430
Annual Return 2007	rr_AnnualReturn2007	17.81%	[1]
Annual Return 2008	rr_AnnualReturn2008	(52.35%)	[1]
Annual Return 2009	rr_AnnualReturn2009	39.69%	[1]
Annual Return 2010	rr_AnnualReturn2010	25.44%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.72%)
1 Year	rr_AverageAnnualReturnYear01	25.44%
5 Years	rr_AverageAnnualReturnYear05	1.49%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.22%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.38%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Class Y | RS Mid Cap Growth Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.44%
5 Years	rr_AverageAnnualReturnYear05	0.45%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.65%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Class Y | RS Mid Cap Growth Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.54%
5 Years	rr_AverageAnnualReturnYear05	0.92%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.70%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995
Class Y | RS Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 125% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in companies considered by the Fund's investment team at the time to be mid-capitalization companies. The Fund's investment team currently considers a company to be a mid-capitalization company if the company has a market capitalization of at least  $1.0 billion and at most 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately  $75.8 billion, based on the size of the largest company on March 31, 2011). The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that the investment team believes have greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Mid-sized Companies Risk

Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Fourth Quarter 2001 20.41% Worst Quarter Fourth Quarter 2008 -28.72%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations July 12, 1995, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Class Y | RS Mid Cap Growth Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.38%
5 Years	rr_AverageAnnualReturnYear05	4.88%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.12%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.02%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 12, 1995

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee paid by Class Y shares of the Fund so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. The amount of the management fee waiver for Class Y shares shown in the table is based on the amount of the management fee waiver for Class A shares set forth in the fee table for Class A shares. The management fee waiver for Class Y shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[3]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Class Y | RS Growth Fund
RS Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses -		Class Y RS Growth Fund
Management Fees		0.80%
Distribution (12b-1) Fees
Other Expenses		0.23%
Total Annual Fund Operating Expenses	[1]	1.03%
[1]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee paid by Class Y shares of the Fund so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	Class Y RS Growth Fund
1 Year	105
3 Years	328
5 Years	569
10 Years	1,259

Expense Example, No Redemption - (USD $)	Class Y RS Growth Fund
1 Year	105
3 Years	328
5 Years	569
10 Years	1,259

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests principally in equity securities of companies considered by the Fund's investment team at the time to be large-cap companies. The Fund's investment team considers a company to be large-cap if its market capitalization is between  $1.0 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately  $417.2 billion, based on the size of the largest company on March 31, 2011). The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that the investment team believes have greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Fund Performance

The bar chart below and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 1, 2007, reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Second Quarter 2003 18.91% Worst Quarter Fourth Quarter 2008 -23.50%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Class Y	1 Year	5 Years		10 Years		Since Inception		Inception Date of Share Class
RS Growth Fund	13.54%	1.15%	[1]	0.93%	[1]	8.87%	[1]	May 12, 1992
RS Growth Fund Return After Taxes on Distributions	13.54%	(0.21%)	[1]	(0.76%)	[1]	7.00%	[1]	May 12, 1992
RS Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	8.80%	0.67%	[1]	0.23%	[1]	7.23%	[1]	May 12, 1992
RS Growth Fund Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	[1]	0.02%	[1]	7.18%	[1]	May 12, 1992
[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations May 12, 1992, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y | RS Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(20.43%)	[1]
Annual Return 2002	rr_AnnualReturn2002	(27.53%)	[1]
Annual Return 2003	rr_AnnualReturn2003	44.24%	[1]
Annual Return 2004	rr_AnnualReturn2004	11.95%	[1]
Annual Return 2005	rr_AnnualReturn2005	11.32%	[1]
Annual Return 2006	rr_AnnualReturn2006	10.79%	[1]
Class Y | RS Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[2]
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,259
1 Year	rr_ExpenseExampleNoRedemptionYear01	105
3 Years	rr_ExpenseExampleNoRedemptionYear03	328
5 Years	rr_ExpenseExampleNoRedemptionYear05	569
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,259
Annual Return 2007	rr_AnnualReturn2007	13.34%	[1]
Annual Return 2008	rr_AnnualReturn2008	(43.51%)	[1]
Annual Return 2009	rr_AnnualReturn2009	31.45%	[1]
Annual Return 2010	rr_AnnualReturn2010	13.54%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.50%)
1 Year	rr_AverageAnnualReturnYear01	13.54%
5 Years	rr_AverageAnnualReturnYear05	1.15%	[3]
10 Years	rr_AverageAnnualReturnYear10	0.93%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.87%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 1992
Class Y | RS Growth Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.54%
5 Years	rr_AverageAnnualReturnYear05	(0.21%)	[3]
10 Years	rr_AverageAnnualReturnYear10	(0.76%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 1992
Class Y | RS Growth Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.80%
5 Years	rr_AverageAnnualReturnYear05	0.67%	[3]
10 Years	rr_AverageAnnualReturnYear10	0.23%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.23%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 1992
Class Y | RS Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in equity securities of companies considered by the Fund's investment team at the time to be large-cap companies. The Fund's investment team considers a company to be large-cap if its market capitalization is between  $1.0 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately  $417.2 billion, based on the size of the largest company on March 31, 2011). The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that the investment team believes have greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Second Quarter 2003 18.91% Worst Quarter Fourth Quarter 2008 -23.50%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations May 12, 1992, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Class Y | RS Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%	[3]
10 Years	rr_AverageAnnualReturnYear10	0.02%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.18%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 1992

[1]	Returns for the periods through May 1, 2007, reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fee paid by Class Y shares of the Fund so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[3]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Class Y | RS Technology Fund
RS Technology Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses -	Class Y RS Technology Fund
Management Fees	1.00%
Distribution (12b-1) Fees
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.19%

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	Class Y RS Technology Fund
1 Year	121
3 Years	378
5 Years	654
10 Years	1,443

Expense Example, No Redemption - (USD $)	Class Y RS Technology Fund
1 Year	121
3 Years	378
5 Years	654
10 Years	1,443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in technology companies. The Fund may invest in companies of any size. The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund's investment team performs in-depth analysis in search of what it believes are innovative companies that drive market share gains in technology, leading to sustainable earnings growth and long-term stock price appreciation. The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates with greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

A particular company will be considered to be in the technology sector if, at the time of investment, at least 50% of the company's assets, gross income, or net profits are, in the investment team's judgment, committed to, or derived from, industries in the technology sector. A company will also be considered to be in the technology sector if the Fund's investment team considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Concentration Risk

Concentrating investments in the information technology sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the information technology sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Fund Performance

The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of two broad measures of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Fourth Quarter 2001 46.02% Worst Quarter Third Quarter 2001 -33.81%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Class Y	1 Year	5 Years		10 Years		Since Inception		Inception Date of Share Class
RS Technology Fund	36.52%	9.41%	[1]	3.23%	[1]	9.31%	[1]	Nov 15, 1995
RS Technology Fund Return After Taxes on Distributions	35.85%	8.40%	[1]	2.71%	[1]	8.24%	[1]	Nov 15, 1995
RS Technology Fund Return After Taxes on Distributions and Sale of Fund Shares	24.63%	7.84%	[1]	2.61%	[1]	7.89%	[1]	Nov 15, 1995
RS Technology Fund S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)	12.65%	5.83%	[1]	(0.86%)	[1]	7.34%	[1]	Nov 15, 1995
RS Technology Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	[1]	1.41%	[1]	6.98%	[1]	Nov 15, 1995
[1]	Since inception returns for the S&P North American Technology Sector Index™ reflect, for periods after August 29, 1996, the reinvestment of dividends paid on the securities constituting the index; for periods through August 29, 1996, index returns do not reflect the reinvestment of dividends.

Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations November 15, 1995, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y | RS Technology Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(22.11%)	[1]
Annual Return 2002	rr_AnnualReturn2002	(48.04%)	[1]
Annual Return 2003	rr_AnnualReturn2003	97.75%	[1]
Annual Return 2004	rr_AnnualReturn2004	7.30%	[1]
Annual Return 2005	rr_AnnualReturn2005	2.06%	[1]
Annual Return 2006	rr_AnnualReturn2006	8.19%	[1]
Class Y | RS Technology Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	1,443
1 Year	rr_ExpenseExampleNoRedemptionYear01	121
3 Years	rr_ExpenseExampleNoRedemptionYear03	378
5 Years	rr_ExpenseExampleNoRedemptionYear05	654
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,443
Annual Return 2007	rr_AnnualReturn2007	22.49%	[1]
Annual Return 2008	rr_AnnualReturn2008	(50.73%)	[1]
Annual Return 2009	rr_AnnualReturn2009	75.91%	[1]
Annual Return 2010	rr_AnnualReturn2010	36.52%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	46.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.81%)
1 Year	rr_AverageAnnualReturnYear01	36.52%
5 Years	rr_AverageAnnualReturnYear05	9.41%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.23%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.31%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Class Y | RS Technology Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	35.85%
5 Years	rr_AverageAnnualReturnYear05	8.40%	[2]
10 Years	rr_AverageAnnualReturnYear10	2.71%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.24%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Class Y | RS Technology Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.63%
5 Years	rr_AverageAnnualReturnYear05	7.84%	[2]
10 Years	rr_AverageAnnualReturnYear10	2.61%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.89%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Class Y | RS Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Technology Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in technology companies. The Fund may invest in companies of any size. The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund's investment team performs in-depth analysis in search of what it believes are innovative companies that drive market share gains in technology, leading to sustainable earnings growth and long-term stock price appreciation. The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates with greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

A particular company will be considered to be in the technology sector if, at the time of investment, at least 50% of the company's assets, gross income, or net profits are, in the investment team's judgment, committed to, or derived from, industries in the technology sector. A company will also be considered to be in the technology sector if the Fund's investment team considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Concentration Risk

Concentrating investments in the information technology sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the information technology sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of two broad measures of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Fourth Quarter 2001 46.02% Worst Quarter Third Quarter 2001 -33.81%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations November 15, 1995, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock

Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Class Y | RS Technology Fund | S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.65%
5 Years	rr_AverageAnnualReturnYear05	5.83%	[2]
10 Years	rr_AverageAnnualReturnYear10	(0.86%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.34%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995
Class Y | RS Technology Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.41%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.98%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 1995

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	Since inception returns for the S&P North American Technology Sector Index™ reflect, for periods after August 29, 1996, the reinvestment of dividends paid on the securities constituting the index; for periods through August 29, 1996, index returns do not reflect the reinvestment of dividends.

Class Y | RS Small Cap Equity Fund
RS Small Cap Equity Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses -	Class Y RS Small Cap Equity Fund
Management Fees	0.75%
Distribution (12b-1) Fees
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.29%

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	Class Y RS Small Cap Equity Fund
1 Year	131
3 Years	409
5 Years	708
10 Years	1,556

Expense Example, No Redemption - (USD $)	Class Y RS Small Cap Equity Fund
1 Year	131
3 Years	409
5 Years	708
10 Years	1,556

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 121% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund's investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to  $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately  $6.8 billion, based on the size of the largest company on March 31, 2011), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that the investment team believes have greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Fund Performance

The bar chart below and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The Fund is the successor to The Guardian Park Avenue Small Cap Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's investment strategy and investment team changed on April 16, 2009. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares[1] (calendar year-end)

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Second Quarter 2003 20.83% Worst Quarter Fourth Quarter 2008 -22.36%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Class Y	1 Year	5 Years		10 Years		Since Inception		Inception Date of Share Class
RS Small Cap Equity Fund	28.06%	6.71%	[1]	5.96%	[1]	8.43%	[1]	May 1, 1997
RS Small Cap Equity Fund Return After Taxes on Distributions	28.06%	5.21%	[1]	4.72%	[1]	7.43%	[1]	May 1, 1997
RS Small Cap Equity Fund Return After Taxes on Distributions and Sale of Fund Shares	18.24%	5.24%	[1]	4.77%	[1]	7.17%	[1]	May 1, 1997
RS Small Cap Equity Fund Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	[1]	3.78%	[1]	5.41%	[1]	May 1, 1997
[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations May 1, 1997, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y | RS Small Cap Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(7.03%)	[1]
Annual Return 2002	rr_AnnualReturn2002	(15.50%)	[1]
Annual Return 2003	rr_AnnualReturn2003	43.23%	[1]
Annual Return 2004	rr_AnnualReturn2004	14.74%	[1]
Annual Return 2005	rr_AnnualReturn2005	(0.15%)	[1]
Annual Return 2006	rr_AnnualReturn2006	16.90%	[1]
Class Y | RS Small Cap Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,556
1 Year	rr_ExpenseExampleNoRedemptionYear01	131
3 Years	rr_ExpenseExampleNoRedemptionYear03	409
5 Years	rr_ExpenseExampleNoRedemptionYear05	708
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,556
Annual Return 2007	rr_AnnualReturn2007	4.68%	[1]
Annual Return 2008	rr_AnnualReturn2008	(35.50%)	[1]
Annual Return 2009	rr_AnnualReturn2009	36.87%	[1]
Annual Return 2010	rr_AnnualReturn2010	28.06%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.36%)
1 Year	rr_AverageAnnualReturnYear01	28.06%
5 Years	rr_AverageAnnualReturnYear05	6.71%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.96%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.43%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Class Y | RS Small Cap Equity Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.06%
5 Years	rr_AverageAnnualReturnYear05	5.21%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.72%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.43%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Class Y | RS Small Cap Equity Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	5.24%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.77%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.17%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Class Y | RS Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Small Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 121% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund's investment team considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to  $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately  $6.8 billion, based on the size of the largest company on March 31, 2011), whichever is greater. The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities.

The Fund's investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that the investment team believes have greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based on the investment team's proprietary earnings calculations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk

A mutual fund investing principally in aggressive growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The Fund is the successor to The Guardian Park Avenue Small Cap Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's investment strategy and investment team changed on April 16, 2009. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares[1] (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2003 20.83% Worst Quarter Fourth Quarter 2008 -22.36%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations May 1, 1997, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2007. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Class Y | RS Small Cap Equity Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.78%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997

[1]	Returns for the periods through May 1, 2007 reflect performance of the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Class Y | RS International Growth Fund
RS International Growth Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses -		Class Y RS International Growth Fund
Management Fee		0.80%
Distribution (12b-1) Fees
Other Expenses		0.36%
Total Annual Fund Operating Expenses	[1]	1.16%
Fee Waiver/Expense Reimbursement	[1]	(0.01%)
Net Expenses	[1]	1.15%
[1]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012, to limit the Fund's Total Annual Fund Operating Expenses to 1.15% for Class Y shares. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	Class Y RS International Growth Fund
1 Year	117
3 Years	367
5 Years	637
10 Years	1,408

Expense Example, No Redemption - (USD $)	Class Y RS International Growth Fund
1 Year	117
3 Years	367
5 Years	637
10 Years	1,408

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund normally invests at least 80% of the value of the Fund's net assets in common stocks and convertible securities issued by companies domiciled outside of the United States. The Fund does not usually focus its investments in a particular industry or country. A significant part of the Fund's assets will normally be divided among continental Europe, the United Kingdom, Japan, and Asia (including Australia and New Zealand). However, there are no limitations on how much money the Fund can invest in any one country. The Fund may invest up to 20% (measured at the time of purchase) of its total assets in countries in emerging markets when the Fund's investment team believes it would be appropriate to do so.

The Fund's investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders. Some of the fundamental factors that the team considers when analyzing companies are: earnings growth, cash flow growth, profitability, debt and interest cover, and valuation. To determine how to allocate the Fund's assets geographically, the Fund's investment team evaluates economic, market, and political trends worldwide. Among the factors considered are currency exchange rates, the growth potential of economies and securities markets, technological developments, and political and social conditions.

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Baillie Gifford Overseas Limited, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Fund Performance

The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of two broad measures of market performance. The Fund is the successor to The Guardian Baillie Gifford International Growth Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through March 10, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Second Quarter 2009 23.52% Worst Quarter Fourth Quarter 2008 -23.14%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Class Y	1 Year	5 Years		10 Years		Since Inception		Inception Date of Share Class
RS International Growth Fund	14.93%	4.51%	[1]	3.00%	[1]	6.44%	[1]	Feb 16, 1993
RS International Growth Fund Return After Taxes on Distributions	13.95%	4.00%	[1]	2.72%	[1]	5.61%	[1]	Feb 16, 1993
RS International Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	9.70%	3.57%	[1]	2.43%	[1]	5.33%	[1]	Feb 16, 1993
RS International Growth Fund MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	[1]	3.94%	[1]	7.02%	[1],[2]	Feb 16, 1993
RS International Growth Fund MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	12.60%	3.83%	[1]	3.03%	[1]	5.34%	[1],[2]	Feb 16, 1993
[1]	Returns for the periods through March 10, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	Since inception returns for MSCI EAFE Index and MSCI EAFE Growth Index shown in the table are since January 31, 1993, the month end prior to the inception of Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations February 16, 1993, with the offering of Class A shares, and subsequently offered Class Y shares on March 9, 2009. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' inception on March 10, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y | RS International Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(22.34%)	[1]
Annual Return 2002	rr_AnnualReturn2002	(19.75%)	[1]
Annual Return 2003	rr_AnnualReturn2003	28.57%	[1]
Annual Return 2004	rr_AnnualReturn2004	16.34%	[1]
Annual Return 2005	rr_AnnualReturn2005	15.63%	[1]
Annual Return 2006	rr_AnnualReturn2006	22.44%	[1]
Annual Return 2007	rr_AnnualReturn2007	14.17%	[1]
Annual Return 2008	rr_AnnualReturn2008	(43.23%)	[1]
Class Y | RS International Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.15%	[2]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	367
5 Years	rr_ExpenseExampleYear05	637
10 Years	rr_ExpenseExampleYear10	1,408
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	367
5 Years	rr_ExpenseExampleNoRedemptionYear05	637
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,408
Annual Return 2009	rr_AnnualReturn2009	36.67%	[1]
Annual Return 2010	rr_AnnualReturn2010	14.93%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.14%)
1 Year	rr_AverageAnnualReturnYear01	14.93%
5 Years	rr_AverageAnnualReturnYear05	4.51%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.00%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.44%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Class Y | RS International Growth Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.95%
5 Years	rr_AverageAnnualReturnYear05	4.00%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.72%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Class Y | RS International Growth Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.70%
5 Years	rr_AverageAnnualReturnYear05	3.57%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.43%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Class Y | RS International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS International Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of the value of the Fund's net assets in common stocks and convertible securities issued by companies domiciled outside of the United States. The Fund does not usually focus its investments in a particular industry or country. A significant part of the Fund's assets will normally be divided among continental Europe, the United Kingdom, Japan, and Asia (including Australia and New Zealand). However, there are no limitations on how much money the Fund can invest in any one country. The Fund may invest up to 20% (measured at the time of purchase) of its total assets in countries in emerging markets when the Fund's investment team believes it would be appropriate to do so.

The Fund's investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders. Some of the fundamental factors that the team considers when analyzing companies are: earnings growth, cash flow growth, profitability, debt and interest cover, and valuation. To determine how to allocate the Fund's assets geographically, the Fund's investment team evaluates economic, market, and political trends worldwide. Among the factors considered are currency exchange rates, the growth potential of economies and securities markets, technological developments, and political and social conditions.

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Baillie Gifford Overseas Limited, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of two broad measures of market performance. The Fund is the successor to The Guardian Baillie Gifford International Growth Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2009 23.52% Worst Quarter Fourth Quarter 2008 -23.14%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations February 16, 1993, with the offering of Class A shares, and subsequently offered Class Y shares on March 9, 2009. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' inception on March 10, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Class Y | RS International Growth Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Years	rr_AverageAnnualReturnYear05	2.94%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.94%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.02%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Class Y | RS International Growth Fund | MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.60%
5 Years	rr_AverageAnnualReturnYear05	3.83%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.03%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993

[1]	Returns for the periods through March 10, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012, to limit the Fund's Total Annual Fund Operating Expenses to 1.15% for Class Y shares. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[3]	Returns for the periods through March 10, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[4]	Since inception returns for MSCI EAFE Index and MSCI EAFE Growth Index shown in the table are since January 31, 1993, the month end prior to the inception of Class A shares.

Class Y | RS Emerging Markets Fund
RS Emerging Markets Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses -		Class Y RS Emerging Markets Fund
Management Fees		1.00%
Distribution (12b-1) Fees
Other Expenses	[1]	0.20%
Total Annual Fund Operating Expenses		1.20%
[1]	"Other Expenses" include expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") of 0.01% or less of the Fund's average daily net assets for the fiscal year ended December 31, 2010.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	Class Y RS Emerging Markets Fund
1 Year	122
3 Years	381
5 Years	660
10 Years	1,455

Expense Example, No Redemption - (USD $)	Class Y RS Emerging Markets Fund
1 Year	122
3 Years	381
5 Years	660
10 Years	1,455

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund defines an emerging market country as one whose economy or markets are considered by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing. The Fund defines an emerging market company as one that is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.

The Fund's investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders. Some of the fundamental factors that the team considers when analyzing companies are: earnings growth, cash flow growth, profitability, debt and interest cover, and valuation.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Baillie Gifford Overseas Limited, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Fund Performance

The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The Fund is the successor to The Guardian Baillie Gifford Emerging Markets Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through March 10, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Second Quarter 2009 44.22% Worst Quarter Fourth Quarter 2008 -29.41%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Class Y	1 Year	5 Years		10 Years		Since Inception		Inception Date of Share Class
RS Emerging Markets Fund	18.57%	14.68%	[1]	17.72%	[1]	11.30%	[1]	May 1, 1997
RS Emerging Markets Fund Return After Taxes on Distributions	17.55%	13.15%	[1]	16.74%	[1]	10.49%	[1]	May 1, 1997
RS Emerging Markets Fund Return After Taxes on Distributions and Sale of Fund Shares	12.04%	12.32%	[1]	15.77%	[1]	9.89%	[1]	May 1, 1997
RS Emerging Markets Fund MSCI EM Index (reflects no deduction for fees, expenses or taxes)	19.20%	13.11%	[1]	16.23%	[1]	8.77%	[1],[2]	May 1, 1997
[1]	Returns for the periods through March 10, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	Since inception returns for MSCI EM Index shown in the table are since April 30, 1997, the month end prior to the inception of Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations May 1, 1997, with the offering of Class A shares, and subsequently offered Class Y shares on March 9, 2009. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' inception on March 10, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y | RS Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	1.68%	[1]
Annual Return 2002	rr_AnnualReturn2002	(4.50%)	[1]
Annual Return 2003	rr_AnnualReturn2003	53.53%	[1]
Annual Return 2004	rr_AnnualReturn2004	23.53%	[1]
Annual Return 2005	rr_AnnualReturn2005	39.83%	[1]
Annual Return 2006	rr_AnnualReturn2006	35.79%	[1]
Annual Return 2007	rr_AnnualReturn2007	43.72%	[1]
Annual Return 2008	rr_AnnualReturn2008	(55.70%)	[1]
Class Y | RS Emerging Markets Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,455
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	381
5 Years	rr_ExpenseExampleNoRedemptionYear05	660
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,455
Annual Return 2009	rr_AnnualReturn2009	93.49%	[1]
Annual Return 2010	rr_AnnualReturn2010	18.57%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	44.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.41%)
1 Year	rr_AverageAnnualReturnYear01	18.57%
5 Years	rr_AverageAnnualReturnYear05	14.68%	[3]
10 Years	rr_AverageAnnualReturnYear10	17.72%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.30%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Class Y | RS Emerging Markets Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.55%
5 Years	rr_AverageAnnualReturnYear05	13.15%	[3]
10 Years	rr_AverageAnnualReturnYear10	16.74%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.49%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Class Y | RS Emerging Markets Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.04%
5 Years	rr_AverageAnnualReturnYear05	12.32%	[3]
10 Years	rr_AverageAnnualReturnYear10	15.77%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.89%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Class Y | RS Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund defines an emerging market country as one whose economy or markets are considered by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing. The Fund defines an emerging market company as one that is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.

The Fund's investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders. Some of the fundamental factors that the team considers when analyzing companies are: earnings growth, cash flow growth, profitability, debt and interest cover, and valuation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Baillie Gifford Overseas Limited, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund's benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund's benchmark.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The Fund is the successor to The Guardian Baillie Gifford Emerging Markets Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2009 44.22% Worst Quarter Fourth Quarter 2008 -29.41%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations May 1, 1997, with the offering of Class A shares, and subsequently offered Class Y shares on March 9, 2009. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' inception on March 10, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Class Y | RS Emerging Markets Fund | MSCI EM Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.20%
5 Years	rr_AverageAnnualReturnYear05	13.11%	[3]
10 Years	rr_AverageAnnualReturnYear10	16.23%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.77%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997

[1]	Returns for the periods through March 10, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	"Other Expenses" include expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") of 0.01% or less of the Fund's average daily net assets for the fiscal year ended December 31, 2010.
[3]	Returns for the periods through March 10, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[4]	Since inception returns for MSCI EM Index shown in the table are since April 30, 1997, the month end prior to the inception of Class A shares.

Class Y | RS Investment Quality Bond Fund
RS Investment Quality Bond Fund
Investment Objectives
To seek a high level of current income and capital appreciation without undue risk to principal.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses -		Class Y RS Investment Quality Bond Fund
Management Fees		0.50%
Distribution (12b-1) Fees
Other Expenses		0.26%
Total Annual Fund Operating Expenses	[1]	0.76%
Fee Waiver/Expense Reimbursement	[1]	(0.10%)
Net Expenses	[1]	0.66%
[1]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012, to limit the Fund's Total Annual Fund Operating Expenses to 0.66% for Class Y shares. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue throughApril 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	Class Y RS Investment Quality Bond Fund
1 Year	67
3 Years	233
5 Years	413
10 Years	933

Expense Example, No Redemption - (USD $)	Class Y RS Investment Quality Bond Fund
1 Year	67
3 Years	233
5 Years	413
10 Years	933

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies
The Fund invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Fund's investment team allocates the Fund's investments among the various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Fund normally diversifies its asset allocations broadly among the debt securities markets but may emphasize some sectors over others based on their attractiveness relative to one another. Within sector allocations, the Fund's investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Fund seeks to maintain an intermediate duration (between three and 10 years) but may lengthen or shorten its duration within the intermediate range to reflect changes in the overall composition of the investment-grade debt markets. Duration is a measure of a bond price's sensitivity to changes in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of five years would be expected to fall approximately 5% if rates were to rise by one percentage point.

The Fund normally invests at least 80% of its net assets in investment-grade debt securities. Debt securities may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, and obligations of the U.S. government and its agencies and instrumentalities. An investment-grade security is one that is rated by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Fund's investment team to be of comparable quality. The Fund may invest in lower-rated debt securities, commonly known as "high-yield" securities or "junk bonds"; normally, less than 10% of the Fund's assets will be invested in lower-rated securities.

The Fund may also invest up to 10% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Fund may invest without limit in so-called Yankee securities, which are debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may engage in dollar roll and reverse repurchase agreement transactions. The Fund also may enter into derivative transactions, such as index futures contracts, Treasury futures contracts, Eurodollar futures contracts, and interest rate swap agreements, to manage its exposure to interest rate risk or as a substitute for investments directly in debt securities. Although many of these instruments may exhibit characteristics of leveraged transactions, the Fund will not enter into derivatives transactions for the purpose of leveraging the Fund's investment portfolio.

The Fund may invest in loans or other investments that have economic characteristics similar to loans of any maturity and credit quality. If the Fund invests in loans, the Fund's investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100%.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan.

Fund Performance

The bar chart and the table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The Fund is the successor to The Guardian Investment Quality Bond Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter  Third Quarter 2009  5.32%            Worst Quarter  Second Quarter 2004  -2.63%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Class Y	1 Year	5 Years		10 Years		Since Inception		Inception Date of Share Class
RS Investment Quality Bond Fund	7.75%	5.50%	[1]	5.58%	[1]	5.58%	[1]	Feb 16, 1993
RS Investment Quality Bond Fund Return After Taxes on Distributions	6.08%	3.86%	[1]	3.84%	[1]	3.53%	[1]	Feb 16, 1993
RS Investment Quality Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	5.27%	3.75%	[1]	3.77%	[1]	3.51%	[1]	Feb 16, 1993
RS Investment Quality Bond Fund Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	[1]	5.84%	[1]	6.27%	[1]	Feb 16, 1993
[1]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations February 16, 1993, with the offering of Class A shares. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' inception on May 12, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y | RS Investment Quality Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	8.55%	[1]
Annual Return 2002	rr_AnnualReturn2002	9.25%	[1]
Annual Return 2003	rr_AnnualReturn2003	4.52%	[1]
Annual Return 2004	rr_AnnualReturn2004	4.10%	[1]
Annual Return 2005	rr_AnnualReturn2005	2.07%	[1]
Annual Return 2006	rr_AnnualReturn2006	4.08%	[1]
Annual Return 2007	rr_AnnualReturn2007	5.73%	[1]
Annual Return 2008	rr_AnnualReturn2008	(0.35%)	[1]
Class Y | RS Investment Quality Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Net Expenses	rr_NetExpensesOverAssets	0.66%	[2]
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	413
10 Years	rr_ExpenseExampleYear10	933
1 Year	rr_ExpenseExampleNoRedemptionYear01	67
3 Years	rr_ExpenseExampleNoRedemptionYear03	233
5 Years	rr_ExpenseExampleNoRedemptionYear05	413
10 Years	rr_ExpenseExampleNoRedemptionYear10	933
Annual Return 2009	rr_AnnualReturn2009	10.63%	[1]
Annual Return 2010	rr_AnnualReturn2010	7.75%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.63%)
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	5.50%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.58%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.58%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Class Y | RS Investment Quality Bond Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.08%
5 Years	rr_AverageAnnualReturnYear05	3.86%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.84%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.53%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Class Y | RS Investment Quality Bond Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.27%
5 Years	rr_AverageAnnualReturnYear05	3.75%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.77%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Class Y | RS Investment Quality Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Investment Quality Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income and capital appreciation without undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012,
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Fund's investment team allocates the Fund's investments among the various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Fund normally diversifies its asset allocations broadly among the debt securities markets but may emphasize some sectors over others based on their attractiveness relative to one another. Within sector allocations, the Fund's investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Fund seeks to maintain an intermediate duration (between three and 10 years) but may lengthen or shorten its duration within the intermediate range to reflect changes in the overall composition of the investment-grade debt markets. Duration is a measure of a bond price's sensitivity to changes in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of five years would be expected to fall approximately 5% if rates were to rise by one percentage point.

The Fund normally invests at least 80% of its net assets in investment-grade debt securities. Debt securities may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, and obligations of the U.S. government and its agencies and instrumentalities. An investment-grade security is one that is rated by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Fund's investment team to be of comparable quality. The Fund may invest in lower-rated debt securities, commonly known as "high-yield" securities or "junk bonds"; normally, less than 10% of the Fund's assets will be invested in lower-rated securities.

The Fund may also invest up to 10% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Fund may invest without limit in so-called Yankee securities, which are debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may engage in dollar roll and reverse repurchase agreement transactions. The Fund also may enter into derivative transactions, such as index futures contracts, Treasury futures contracts, Eurodollar futures contracts, and interest rate swap agreements, to manage its exposure to interest rate risk or as a substitute for investments directly in debt securities. Although many of these instruments may exhibit characteristics of leveraged transactions, the Fund will not enter into derivatives transactions for the purpose of leveraging the Fund's investment portfolio.

The Fund may invest in loans or other investments that have economic characteristics similar to loans of any maturity and credit quality. If the Fund invests in loans, the Fund's investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100%.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The Fund is the successor to The Guardian Investment Quality Bond Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Third Quarter 2009 5.32% Worst Quarter Second Quarter 2004 -2.63%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations February 16, 1993, with the offering of Class A shares. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' inception on May 12, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Class Y | RS Investment Quality Bond Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.84%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.27%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993

[1]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012, to limit the Fund's Total Annual Fund Operating Expenses to 0.66% for Class Y shares. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue throughApril 30, 2012, and cannot be terminated by RS Investments prior to that date.
[3]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Class Y | RS Low Duration Bond Fund
RS Low Duration Bond Fund
Investment Objective
A high level of current income consistent with preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses -		Class Y RS Low Duration Bond Fund
Management Fees		0.45%
Distribution (12b-1) Fees
Other Expenses		0.17%
Total Annual Fund Operating Expenses	[1]	0.62%
[1]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012, to limit the Fund's Total Annual Fund Operating Expenses to 0.63% for Class Y shares. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	Class Y RS Low Duration Bond Fund
1 Year	63
3 Years	199
5 Years	346
10 Years	774

Expense Example, No Redemption - (USD $)	Class Y RS Low Duration Bond Fund
1 Year	63
3 Years	199
5 Years	346
10 Years	774

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 121% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Fund's investment team allocates the Fund's investments among various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Fund normally diversifies its asset allocations broadly among the debt securities markets but may emphasize some sectors over others based on what the investment team believes to be their attractiveness relative to one another.

Within sector allocations, the Fund's investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, the credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Fund tends to have an average duration within a range of one to three years and an average maturity between one and three years. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point.

The Fund normally invests at least 80% of its net assets in debt securities, which may include, for example, corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies and instrumentalities. An investment-grade security is one that is rated by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Fund's investment team to be of comparable quality. The Fund may invest in lower-rated debt securities, commonly known as "high-yield" securities or "junk bonds"; normally, less than 10% of the Fund's assets will be invested in lower-rated securities.

The Fund may also invest up to 10% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Fund may invest without limit in so-called Yankee securities, which are debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may engage in dollar roll and reverse repurchase agreement transactions. The Fund also may enter into derivative transactions, such as index futures contracts, Treasury futures contracts, Eurodollar futures contracts, and interest rate swap agreements, to manage its exposure to interest rate risk or as a substitute for investments directly in debt securities. Although many of these instruments may exhibit characteristics of leveraged transactions, the Fund will not enter into derivatives transactions for the purpose of leveraging the Fund's investment portfolio.

The Fund may invest in loans or other investments that have economic characteristics similar to loans of any maturity and credit quality. If the Fund invests in loans, the Fund's investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced portfolio turnover in excess of 300% and will likely experience high portfolio turnover rates in the future.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan.

Fund Performance

The bar chart and the table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The Fund is the successor to The Guardian Low Duration Bond Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Third Quarter 2009 2.24% Worst Quarter Second Quarter 2004 -1.02%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Class Y	1 Year	5 Years		Since Inception		Inception Date of Share Class
RS Low Duration Bond Fund	4.36%	4.63%	[1]	3.60%	[1]	Jul 30, 2003
RS Low Duration Bond Fund Return After Taxes on Distributions	3.22%	3.36%	[1]	2.46%	[1]	Jul 30, 2003
RS Low Duration Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	2.84%	3.21%	[1]	2.41%	[1]	Jul 30, 2003
RS Low Duration Bond Fund Barclays Capital U.S. Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)	2.40%	4.32%	[1]	3.40%	[1]	Jul 30, 2003
[1]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations July 30, 2003, with the offering of Class A shares. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' inception on May 12, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y | RS Low Duration Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2004	rr_AnnualReturn2004	1.36%	[1]
Annual Return 2005	rr_AnnualReturn2005	1.33%	[1]
Annual Return 2006	rr_AnnualReturn2006	4.15%	[1]
Annual Return 2007	rr_AnnualReturn2007	5.29%	[1]
Annual Return 2008	rr_AnnualReturn2008	3.35%	[1]
Class Y | RS Low Duration Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%	[2]
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	774
1 Year	rr_ExpenseExampleNoRedemptionYear01	63
3 Years	rr_ExpenseExampleNoRedemptionYear03	199
5 Years	rr_ExpenseExampleNoRedemptionYear05	346
10 Years	rr_ExpenseExampleNoRedemptionYear10	774
Annual Return 2009	rr_AnnualReturn2009	6.01%	[1]
Annual Return 2010	rr_AnnualReturn2010	4.36%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.02%)
1 Year	rr_AverageAnnualReturnYear01	4.36%
5 Years	rr_AverageAnnualReturnYear05	4.63%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003
Class Y | RS Low Duration Bond Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.22%
5 Years	rr_AverageAnnualReturnYear05	3.36%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003
Class Y | RS Low Duration Bond Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.84%
5 Years	rr_AverageAnnualReturnYear05	3.21%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.41%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003
Class Y | RS Low Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Low Duration Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A high level of current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 121% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Fund's investment team allocates the Fund's investments among various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Fund normally diversifies its asset allocations broadly among the debt securities markets but may emphasize some sectors over others based on what the investment team believes to be their attractiveness relative to one another.

Within sector allocations, the Fund's investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, the credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Fund tends to have an average duration within a range of one to three years and an average maturity between one and three years. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point.

The Fund normally invests at least 80% of its net assets in debt securities, which may include, for example, corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies and instrumentalities. An investment-grade security is one that is rated by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Fund's investment team to be of comparable quality. The Fund may invest in lower-rated debt securities, commonly known as "high-yield" securities or "junk bonds"; normally, less than 10% of the Fund's assets will be invested in lower-rated securities.

The Fund may also invest up to 10% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Fund may invest without limit in so-called Yankee securities, which are debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may engage in dollar roll and reverse repurchase agreement transactions. The Fund also may enter into derivative transactions, such as index futures contracts, Treasury futures contracts, Eurodollar futures contracts, and interest rate swap agreements, to manage its exposure to interest rate risk or as a substitute for investments directly in debt securities. Although many of these instruments may exhibit characteristics of leveraged transactions, the Fund will not enter into derivatives transactions for the purpose of leveraging the Fund's investment portfolio.

The Fund may invest in loans or other investments that have economic characteristics similar to loans of any maturity and credit quality. If the Fund invests in loans, the Fund's investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced portfolio turnover in excess of 300% and will likely experience high portfolio turnover rates in the future.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The Fund is the successor to The Guardian Low Duration Bond Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Third Quarter 2009 2.24% Worst Quarter Second Quarter 2004 -1.02%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations July 30, 2003, with the offering of Class A shares. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' inception on May 12, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Class Y | RS Low Duration Bond Fund | Barclays Capital U.S. Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.40%
5 Years	rr_AverageAnnualReturnYear05	4.32%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2003

[1]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012, to limit the Fund's Total Annual Fund Operating Expenses to 0.63% for Class Y shares. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Class Y | RS High Yield Fund
RS High Yield Fund (formerly "RS High Yield Bond Fund")
Investment Objectives
To seek current income.
Capital appreciation is a secondary objective.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses -		Class Y RS High Yield Fund
Management Fees		0.60%
Distribution (12b-1) Fees
Other Expenses		0.28%
Total Annual Fund Operating Expenses	[1]	0.88%
Fee Waiver/Expense Reimbursement	[1]	(0.22%)
Net Expenses	[1]	0.66%
[1]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012, to limit the Fund's Total Annual Fund Operating Expenses to 0.66% for Class Y shares. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	Class Y RS High Yield Fund
1 Year	67
3 Years	259
5 Years	466
10 Years	1,064

Expense Example, No Redemption - (USD $)	Class Y RS High Yield Fund
1 Year	67
3 Years	259
5 Years	466
10 Years	1,064

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests primarily in securities, including high-yield corporate bonds, convertible bonds, and other debt securities, that are rated below investment grade by nationally recognized statistical ratings organizations (commonly known as "high-yield" securities or "junk bonds") at the time of purchase or, if unrated, have been determined by the Fund's investment team to be of comparable quality.

The Fund's investment team considers several factors relating to the issuer in purchasing and selling securities relative to the price of the security, such as the earnings patterns, the financial history, the management structure, and the general prospects. The Fund's investment team considers the duration and the maturity of the Fund's portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the high-yield securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default, giving them a lower rating.

The Fund normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade. An investment will be considered to be rated below investment grade if it is rated by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by the Fund's investment team to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, "payment-in-kind" securities, convertible bonds, loans, and other investments that have economic characteristics similar to loans. The Fund may invest in corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.

The Fund may invest in common and preferred stocks as well as warrants to purchase common stocks, bonds, or other securities; typically, not more than 20% of the Fund's assets will be invested in these types of securities.

The Fund also may invest up to 35% of the value of its total assets in foreign securities and so-called Yankee securities, which are debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund also may enter into derivative transactions, such as index futures contracts, Treasury futures contracts, Eurodollar futures contracts, interest rate swap agreements, credit default swaps, loan credit default swaps, credit default index swaps and loan credit default index swaps, to manage its exposure to interest rate risk or as a substitute for investments directly in debt securities. Although many of these instruments may exhibit characteristics of leveraged transactions, the Fund will not enter into derivatives transactions for the purpose of leveraging the Fund's investment portfolio.

The Fund may invest in loans or other investments that have economic characteristics similar to loans of any maturity and credit quality. If the Fund invests in loans, the Fund's investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan.

Fund Performance

The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The Fund is the successor to The Guardian High Yield Bond Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Total Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Second Quarter 2009 13.58% Worst Quarter Fourth Quarter 2008 -12.45%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Class Y	1 Year	5 Years		10 Years		Since Inception		Inception Date of Share Class
RS High Yield Fund	13.77%	6.85%	[1]	6.96%	[1]	5.78%	[1]	Sep 1, 1998
RS High Yield Fund Return After Taxes on Distributions	10.69%	3.97%	[1]	4.04%	[1]	2.76%	[1]	Sep 1, 1998
RS High Yield Fund Return After Taxes on Distributions and Sale of Fund Shares	8.82%	4.08%	[1]	4.13%	[1]	3.00%	[1]	Sep 1, 1998
RS High Yield Fund Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)	15.12%	8.91%	[1]	8.88%	[1]	7.07%	[1]	Sep 1, 1998
[1]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations September 1, 1998, with the offering of Class A shares. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' inception on May 12, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y | RS High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	2.87%	[1]
Annual Return 2002	rr_AnnualReturn2002	0.96%	[1]
Annual Return 2003	rr_AnnualReturn2003	20.11%	[1]
Annual Return 2004	rr_AnnualReturn2004	9.15%	[1]
Annual Return 2005	rr_AnnualReturn2005	3.34%	[1]
Annual Return 2006	rr_AnnualReturn2006	9.14%	[1]
Annual Return 2007	rr_AnnualReturn2007	1.04%	[1]
Annual Return 2008	rr_AnnualReturn2008	(20.10%)	[1]
Class Y | RS High Yield Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Net Expenses	rr_NetExpensesOverAssets	0.66%	[2]
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,064
1 Year	rr_ExpenseExampleNoRedemptionYear01	67
3 Years	rr_ExpenseExampleNoRedemptionYear03	259
5 Years	rr_ExpenseExampleNoRedemptionYear05	466
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,064
Annual Return 2009	rr_AnnualReturn2009	38.92%	[1]
Annual Return 2010	rr_AnnualReturn2010	13.77%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.45%)
1 Year	rr_AverageAnnualReturnYear01	13.77%
5 Years	rr_AverageAnnualReturnYear05	6.85%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.96%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1998
Class Y | RS High Yield Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.69%
5 Years	rr_AverageAnnualReturnYear05	3.97%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.04%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1998
Class Y | RS High Yield Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.82%
5 Years	rr_AverageAnnualReturnYear05	4.08%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.13%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1998
Class Y | RS High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS High Yield Fund (formerly "RS High Yield Bond Fund")
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in securities, including high-yield corporate bonds, convertible bonds, and other debt securities, that are rated below investment grade by nationally recognized statistical ratings organizations (commonly known as "high-yield" securities or "junk bonds") at the time of purchase or, if unrated, have been determined by the Fund's investment team to be of comparable quality.

The Fund's investment team considers several factors relating to the issuer in purchasing and selling securities relative to the price of the security, such as the earnings patterns, the financial history, the management structure, and the general prospects. The Fund's investment team considers the duration and the maturity of the Fund's portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the high-yield securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default, giving them a lower rating.

The Fund normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade. An investment will be considered to be rated below investment grade if it is rated by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by the Fund's investment team to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, "payment-in-kind" securities, convertible bonds, loans, and other investments that have economic characteristics similar to loans. The Fund may invest in corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.

The Fund may invest in common and preferred stocks as well as warrants to purchase common stocks, bonds, or other securities; typically, not more than 20% of the Fund's assets will be invested in these types of securities.

The Fund also may invest up to 35% of the value of its total assets in foreign securities and so-called Yankee securities, which are debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund also may enter into derivative transactions, such as index futures contracts, Treasury futures contracts, Eurodollar futures contracts, interest rate swap agreements, credit default swaps, loan credit default swaps, credit default index swaps and loan credit default index swaps, to manage its exposure to interest rate risk or as a substitute for investments directly in debt securities. Although many of these instruments may exhibit characteristics of leveraged transactions, the Fund will not enter into derivatives transactions for the purpose of leveraging the Fund's investment portfolio.

The Fund may invest in loans or other investments that have economic characteristics similar to loans of any maturity and credit quality. If the Fund invests in loans, the Fund's investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance. The Fund is the successor to The Guardian High Yield Bond Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2009 13.58% Worst Quarter Fourth Quarter 2008 -12.45%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations September 1, 1998, with the offering of Class A shares. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' inception on May 12, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Class Y | RS High Yield Fund | Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.12%
5 Years	rr_AverageAnnualReturnYear05	8.91%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.88%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.07%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1998

[1]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	An expense reimbursement with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012, to limit the Fund's Total Annual Fund Operating Expenses to 0.66% for Class Y shares. The effect of this reimbursement is reflected under "Fee Waiver/Expense Reimbursement." "Net Expenses" reflect the effect of this expense reimbursement on Total Annual Fund Operating Expenses. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Class Y | RS Tax-Exempt Fund
RS Tax-Exempt Fund
Investment Objective
To maximize current income exempt from federal income taxes, consistent with the preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses -		Class Y RS Tax-Exempt Fund
Management Fees		0.50%
Distribution (12b-1) Fees
Other Expenses		0.17%
Total Annual Fund Operating Expenses	[1]	0.67%
[1]	An expense reimbursement with respect to the Fund's Total Annual Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012, to limit the Fund's Total Annual Fund Operating Expenses to 0.69% for Class Y Shares. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	Class Y RS Tax-Exempt Fund
1 Year	68
3 Years	214
5 Years	373
10 Years	835

Expense Example, No Redemption - (USD $)	Class Y RS Tax-Exempt Fund
1 Year	68
3 Years	214
5 Years	373
10 Years	835

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests primarily in investment-grade municipal obligations, the interest on which is, in the opinion of the issuer's bond counsel, exempt from federal income tax including the federal alternative minimum tax ("AMT").

The Fund's investment team allocates the Fund's investments among a diversified portfolio of investment-grade municipal obligations and will invest primarily in municipal securities with remaining maturities of between seven and 25 years. As of March 31, 2011, the Fund's dollar weighted average maturity was 15.7 years. The Fund's investment team may, however, invest in municipal obligations with remaining maturities outside of that range based on its analysis of the market and the economy.

Under normal circumstances at least 80% of the value of the Fund's net assets will be invested in tax-exempt municipal obligations. This is a fundamental policy that cannot be changed without shareholder approval. For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Up to 20% of the value of the Fund's net assets may also be invested in bonds that pay interest subject to federal income tax, including bonds that pay interest subject to the AMT. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:

■	general obligation bonds, guaranteed by the issuer's full faith, credit, and taxing power;

■	specific obligation bonds, payable by a special tax or revenue source;

■	revenue bonds, supported by a revenue source related to the project being financed;

■	notes or short-term obligations issued in anticipation of a bond sale, guaranteed by the collection of taxes or receipt of revenues; and

■	private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.

The Fund will normally invest in municipal securities that, at the time of purchase, are of investment grade. An investment-grade security is one that is rated by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group Baa3 or BBB-, respectively, or higher, or, if unrated, has been determined by the Fund's investment team to be of comparable quality. The Fund may invest up to 10% of its assets in below-investment grade or unrated municipal obligations that the Fund's investment team determines to be of comparable quality. The Fund is not required to sell a bond that has been downgraded to below-investment-grade after the Fund acquires it, but the Fund's overall holdings in below investment-grade bonds, including those that have been downgraded since the time of investment, generally will not exceed 20% of the Fund's assets. The Fund also may invest in other tax-exempt securities that are not municipal obligations. The Fund's investments may include any type of debt instrument, including, for example, zero-coupon securities as well as floating and variable-rate demand notes and bonds.

The Fund may invest without limit in municipal obligations (described above) that pay interest from similar revenue sources or securities of issuers within a single state.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Municipal Obligations Risk

The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Fund Performance

The bar chart below and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.The Fund is the successor to The Guardian Tax-Exempt Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Annual Return for Class Y Shares (calendar year-end)

[1]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Third Quarter 2009 7.67% Worst Quarter Fourth Quarter 2010 -5.25%

Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Class Y	1 Year	5 Years		10 Years		Since Inception		Inception Date of Share Class
RS Tax-Exempt Fund	1.47%	3.77%	[1]	4.74%	[1]	4.81%	[1]	Feb 16, 1993
RS Tax-Exempt Fund Return After Taxes on Distributions	1.47%	3.75%	[1]	4.49%	[1]	4.61%	[1]	Feb 16, 1993
RS Tax-Exempt Fund Return After Taxes on Distributions and Sale of Fund Shares	2.31%	3.76%	[1]	4.51%	[1]	4.61%	[1]	Feb 16, 1993
RS Tax-Exempt Fund Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	[1]	4.83%	[1]	5.50%	[1]	Feb 16, 1993
[1]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations February 16, 1993, with the offering of Class A shares. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' inception on May 12, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y | RS Tax-Exempt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	4.77%	[1]
Annual Return 2002	rr_AnnualReturn2002	10.20%	[1]
Annual Return 2003	rr_AnnualReturn2003	5.34%	[1]
Annual Return 2004	rr_AnnualReturn2004	4.37%	[1]
Annual Return 2005	rr_AnnualReturn2005	4.01%	[1]
Annual Return 2006	rr_AnnualReturn2006	5.03%	[1]
Annual Return 2007	rr_AnnualReturn2007	1.47%	[1]
Annual Return 2008	rr_AnnualReturn2008	(0.23%)	[1]
Class Y | RS Tax-Exempt Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%	[2]
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
1 Year	rr_ExpenseExampleNoRedemptionYear01	68
3 Years	rr_ExpenseExampleNoRedemptionYear03	214
5 Years	rr_ExpenseExampleNoRedemptionYear05	373
10 Years	rr_ExpenseExampleNoRedemptionYear10	835
Annual Return 2009	rr_AnnualReturn2009	11.52%	[1]
Annual Return 2010	rr_AnnualReturn2010	1.47%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.25%)
1 Year	rr_AverageAnnualReturnYear01	1.47%
5 Years	rr_AverageAnnualReturnYear05	3.77%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.74%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Class Y | RS Tax-Exempt Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.47%
5 Years	rr_AverageAnnualReturnYear05	3.75%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.49%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Class Y | RS Tax-Exempt Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.31%
5 Years	rr_AverageAnnualReturnYear05	3.76%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.51%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993
Class Y | RS Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Tax-Exempt Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To maximize current income exempt from federal income taxes, consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment-grade municipal obligations, the interest on which is, in the opinion of the issuer's bond counsel, exempt from federal income tax including the federal alternative minimum tax ("AMT").

The Fund's investment team allocates the Fund's investments among a diversified portfolio of investment-grade municipal obligations and will invest primarily in municipal securities with remaining maturities of between seven and 25 years. As of March 31, 2011, the Fund's dollar weighted average maturity was 15.7 years. The Fund's investment team may, however, invest in municipal obligations with remaining maturities outside of that range based on its analysis of the market and the economy.

Under normal circumstances at least 80% of the value of the Fund's net assets will be invested in tax-exempt municipal obligations. This is a fundamental policy that cannot be changed without shareholder approval. For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Up to 20% of the value of the Fund's net assets may also be invested in bonds that pay interest subject to federal income tax, including bonds that pay interest subject to the AMT. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:

■	general obligation bonds, guaranteed by the issuer's full faith, credit, and taxing power;

■	specific obligation bonds, payable by a special tax or revenue source;

■	revenue bonds, supported by a revenue source related to the project being financed;

■	notes or short-term obligations issued in anticipation of a bond sale, guaranteed by the collection of taxes or receipt of revenues; and

■	private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.

The Fund will normally invest in municipal securities that, at the time of purchase, are of investment grade. An investment-grade security is one that is rated by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group Baa3 or BBB-, respectively, or higher, or, if unrated, has been determined by the Fund's investment team to be of comparable quality. The Fund may invest up to 10% of its assets in below-investment grade or unrated municipal obligations that the Fund's investment team determines to be of comparable quality. The Fund is not required to sell a bond that has been downgraded to below-investment-grade after the Fund acquires it, but the Fund's overall holdings in below investment-grade bonds, including those that have been downgraded since the time of investment, generally will not exceed 20% of the Fund's assets. The Fund also may invest in other tax-exempt securities that are not municipal obligations. The Fund's investments may include any type of debt instrument, including, for example, zero-coupon securities as well as floating and variable-rate demand notes and bonds.

The Fund may invest without limit in municipal obligations (described above) that pay interest from similar revenue sources or securities of issuers within a single state.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Municipal Obligations Risk

The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.The Fund is the successor to The Guardian Tax-Exempt Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the "Predecessor Fund"). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Third Quarter 2009 7.67% Worst Quarter Fourth Quarter 2010 -5.25%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations February 16, 1993, with the offering of Class A shares. Performance shown for Class Y shares reflects the performance of the Fund's Class A shares for periods through the Class Y shares' inception on May 12, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares' operating expenses are lower than Class A shares' historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Class Y | RS Tax-Exempt Fund | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.09%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.83%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 1993

[1]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	An expense reimbursement with respect to the Fund's Total Annual Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2012, to limit the Fund's Total Annual Fund Operating Expenses to 0.69% for Class Y Shares. This expense reimbursement will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.
[3]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Class Y | RS High Yield Municipal Bond Fund
RS High Yield Municipal Bond Fund
Investment Objectives
To seek high current income exempt from federal income taxes with a secondary objective of capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses -		Class Y RS High Yield Municipal Bond Fund
Management Fees		0.50%
Distribution (12b-1) Fees
Other Expenses	[1]	0.21%
Total Annual Fund Operating Expenses	[2]	0.71%
Fee Waiver/Expense Reimbursement	[2]	(0.38%)
Net Expenses	[2]	0.33%
[1]	"Other Expenses" exclude non-recurring offering costs that were fully amortized in the prior fiscal year.
[2]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fees paid by Class Y shares so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. The amount of the management fee waiver for Class Y shares shown in the table is based on the amount of the management fee waiver for Class A shares set forth in the fee table for Class A shares. The management fee waiver for Class Y shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	Class Y RS High Yield Municipal Bond Fund
1 Year	34
3 Years	189
5 Years	358
10 Years	847

Expense Example, No Redemption - (USD $)	Class Y RS High Yield Municipal Bond Fund
1 Year	34
3 Years	189
5 Years	358
10 Years	847

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests primarily in municipal obligations, the interest on which is, in the opinion of the issuer's bond counsel, exempt from federal individual income tax (but not necessarily the federal alternative minimum tax (the "AMT")). The Fund may invest any portion of its assets in obligations that pay interest subject to the AMT.

The Fund's investment team allocates the Fund's investments among a diversified portfolio of municipal securities offering the potential for high current income. The Fund may invest any portion of its assets in municipal securities that are rated below investment grade (or, if unrated, considered by the Fund's investment team to be of comparable quality), commonly known as "high yield" or "junk" bonds.

In selecting securities for the Fund, the Fund's investment team performs in-depth credit analysis of the issuer's creditworthiness and of the securities. The Fund's investment team attempts to identify securities paying attractive current income, and securities that it believes are undervalued.

The Fund's investment team considers the duration and the maturity of the Fund's portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default, giving them a lower rating.

Under normal circumstances at least 80% of the value of the Fund's net assets will be invested in tax-exempt municipal obligations (which may include obligations that pay interest subject to the AMT). This is a fundamental policy that cannot be changed without shareholder approval. For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:

■	general obligation bonds, of state and local governments secured by the issuer's unlimited or limited taxing power;

■	specific obligation bonds, payable by a special tax or revenue source;

■	revenue bonds, supported by a revenue source related to the project being financed;

■	notes or short-term obligations issued in anticipation of a bond sale, backed by the collection of taxes or receipt of revenues; and

■	private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.

The Fund may invest up to 100% of its assets in high yield, lower-rated fixed-income securities, including securities below investment grade. A security will be considered to be below investment grade if it is rated Ba1 by Moody's Investors Service, Inc. and BB+ by Standard & Poor's Ratings Group, or lower or, if unrated, is considered by the Fund's investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

The Fund also may invest in other tax-exempt securities that are not municipal obligations. The Fund's investments may include any type of debt instrument, including, for example, zero-coupon securities as well as floating and variable-rate demand notes and bonds.

The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources or securities of issuers within a single state.

The Fund may invest in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund's investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund's net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Fund's investment team determines that the potential return from such investment justifies the additional risk.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Municipal Obligations Risk

The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Fund Performance

The bar chart and the table below show the Fund's performance and provide some indication of the risks of investing in the Fund by comparing the Fund's returns with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Best Quarter Third Quarter 2010 4.41% Worst Quarter Fourth Quarter 2010 -5.70%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Class Y	1 Year	Since Inception	Inception Date of Share Class
RS High Yield Municipal Bond Fund	4.76%	4.76%	Dec 31, 2009
RS High Yield Municipal Bond Fund Return After Taxes on Distributions	4.71%	4.71%	Dec 31, 2009
RS High Yield Municipal Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	5.21%	5.21%	Dec 31, 2009
RS High Yield Municipal Bond Fund Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.38%	2.38%	Dec 31, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y | RS High Yield Municipal Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2]
Net Expenses	rr_NetExpensesOverAssets	0.33%	[2]
1 Year	rr_ExpenseExampleYear01	34
3 Years	rr_ExpenseExampleYear03	189
5 Years	rr_ExpenseExampleYear05	358
10 Years	rr_ExpenseExampleYear10	847
1 Year	rr_ExpenseExampleNoRedemptionYear01	34
3 Years	rr_ExpenseExampleNoRedemptionYear03	189
5 Years	rr_ExpenseExampleNoRedemptionYear05	358
10 Years	rr_ExpenseExampleNoRedemptionYear10	847
Annual Return 2010	rr_AnnualReturn2010	4.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.70%)
1 Year	rr_AverageAnnualReturnYear01	4.76%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Class Y | RS High Yield Municipal Bond Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.71%
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Class Y | RS High Yield Municipal Bond Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.21%
Since Inception	rr_AverageAnnualReturnSinceInception	5.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Class Y | RS High Yield Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS High Yield Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high current income exempt from federal income taxes
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in municipal obligations, the interest on which is, in the opinion of the issuer's bond counsel, exempt from federal individual income tax (but not necessarily the federal alternative minimum tax (the "AMT")). The Fund may invest any portion of its assets in obligations that pay interest subject to the AMT.

The Fund's investment team allocates the Fund's investments among a diversified portfolio of municipal securities offering the potential for high current income. The Fund may invest any portion of its assets in municipal securities that are rated below investment grade (or, if unrated, considered by the Fund's investment team to be of comparable quality), commonly known as "high yield" or "junk" bonds.

In selecting securities for the Fund, the Fund's investment team performs in-depth credit analysis of the issuer's creditworthiness and of the securities. The Fund's investment team attempts to identify securities paying attractive current income, and securities that it believes are undervalued.

The Fund's investment team considers the duration and the maturity of the Fund's portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default, giving them a lower rating.

Under normal circumstances at least 80% of the value of the Fund's net assets will be invested in tax-exempt municipal obligations (which may include obligations that pay interest subject to the AMT). This is a fundamental policy that cannot be changed without shareholder approval. For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:

■	general obligation bonds, of state and local governments secured by the issuer's unlimited or limited taxing power;

■	specific obligation bonds, payable by a special tax or revenue source;

■	revenue bonds, supported by a revenue source related to the project being financed;

■	notes or short-term obligations issued in anticipation of a bond sale, backed by the collection of taxes or receipt of revenues; and

■	private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.

The Fund may invest up to 100% of its assets in high yield, lower-rated fixed-income securities, including securities below investment grade. A security will be considered to be below investment grade if it is rated Ba1 by Moody's Investors Service, Inc. and BB+ by Standard & Poor's Ratings Group, or lower or, if unrated, is considered by the Fund's investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

The Fund also may invest in other tax-exempt securities that are not municipal obligations. The Fund's investments may include any type of debt instrument, including, for example, zero-coupon securities as well as floating and variable-rate demand notes and bonds.

The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources or securities of issuers within a single state.

The Fund may invest in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund's investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund's net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Fund's investment team determines that the potential return from such investment justifies the additional risk.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

Municipal Obligations Risk

The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table below show the Fund's performance and provide some indication of the risks of investing in the Fund by comparing the Fund's returns with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below show the Fund's performance and provide some indication of the risks of investing in the Fund by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Third Quarter 2010 4.41% Worst Quarter Fourth Quarter 2010 -5.70%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Class Y | RS High Yield Municipal Bond Fund | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
Since Inception	rr_AverageAnnualReturnSinceInception	2.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009

[1]	"Other Expenses" exclude non-recurring offering costs that were fully amortized in the prior fiscal year.
[2]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fees paid by Class Y shares so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. The amount of the management fee waiver for Class Y shares shown in the table is based on the amount of the management fee waiver for Class A shares set forth in the fee table for Class A shares. The management fee waiver for Class Y shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Class Y | RS Floating Rate Fund
RS Floating Rate Fund
Investment Objective
To seek a high level of current income.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses -		Class Y RS Floating Rate Fund
Management Fees		0.65%
Distribution (12b-1) Fees
Other Expenses	[1]	0.31%
Total Annual Fund Operating Expenses	[2]	0.96%
Fee Waiver/Expense Reimbursement	[2]	(0.53%)
Net Expenses	[2]	0.43%
[1]	"Other Expenses" exclude non-recurring offering costs that were fully amortized in the prior fiscal year.
[2]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fees paid by Class Y shares so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. The amount of the management fee waiver for Class Y shares shown in the table is based on the amount of the management fee waiver for Class A shares set forth in the fee table for Class A shares. The management fee waiver for Class Y shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	Class Y RS Floating Rate Fund
1 Year	44
3 Years	253
5 Years	479
10 Years	1,130

Expense Example, No Redemption - (USD $)	Class Y RS Floating Rate Fund
1 Year	44
3 Years	253
5 Years	479
10 Years	1,130

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund invests primarily in floating rate loans and other floating rate investments. The investment team expects that most or all of the investments held by the Fund will typically be below investment grade.

Floating rate investments are debt obligations of companies or other entities that have interest rates that adjust or "float" periodically, normally on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate (such as LIBOR) plus a premium. A floating rate loan is typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund will typically acquire loans directly in a transaction arranged through an agent or by assignment from another holder of the loan. The Fund will typically invest in senior secured corporate loans.

The Fund's investment team considers several factors in purchasing and selling investments for the Fund, such as fundamental analysis of the issuer, the credit quality of the issuer and any collateral securing the investment, the issuer's management, capital structure, leverage, and operational performance, and the business outlook for the industry of the issuer.

The Fund normally invests at least 80% of its net assets in floating rate loans and other floating rate investments. Floating rate investments include, without limitation, floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market funds. For this purpose, the investment team considers floating rate investments to include investments whose interest rates do not by their terms reset prior to maturity but have maturities of six months or less. The Fund may invest up to 100% of its assets in obligations of foreign issuers, including sovereign and private issuers. The Fund may enter into foreign currency exchange transactions in order to hedge against adverse changes in the values of currencies in which those obligations are denominated.

Floating rate loans in which the Fund invests are expected to be "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Other debt obligations in which the Fund may invest include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

An investment will be considered to be below investment grade if it is rated Ba1 by Moody's Investors Service, Inc. and BB+ by Standard & Poor's Ratings Group, or lower or, if unrated, is considered by the Fund's investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

Credit ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition, and does not reflect an assessment of an investment's volatility or liquidity. Although the Fund's investment team considers credit ratings in making investment decisions, it performs its own investment analysis and does not rely only on ratings assigned by the rating agencies. The Fund depends more on the Fund's investment team's ability to buy lower-rated debt than it does on its ability to buy investment-grade debt. The Fund may have to participate in legal proceedings or take possession of and manage assets that secure the issuer's obligations. This could increase the Fund's operating expenses and decrease its net asset value.

The Fund's investment team may seek to avoid the receipt of material non-public information about the issuers of floating rate loans being considered for purchase by the Fund, which may affect its ability to assess the floating rate loans as compared to investors that do receive such information.

The Fund also may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as index futures contracts, Treasury futures contracts, Eurodollar futures contracts, interest rate swaps, credit default swaps, loan credit default swaps, currency options and forwards, currency futures, currency swaps, and forward transactions for purposes such as, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; for taking a net short position in certain investments or markets; for providing liquidity in the Fund; for equitizing cash; for minimizing transaction costs; for replicating certain investments; and for asset and sector allocation. Although many of these instruments may exhibit characteristics of leveraged transactions, the Fund will not enter into derivatives transactions for the purpose of leveraging the Fund's investment portfolio.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust a Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities.

Fund Performance

The bar chart and the table below show the Fund's performance and provide some indication of the risks of investing in the Fund by comparing the Fund's returns with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Best Quarter Third Quarter 2010 3.77% Worst Quarter Second Quarter 2010 -1.01%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Class Y	1 Year	Since Inception	Inception Date of Share Class
RS Floating Rate Fund	8.28%	8.28%	Dec 31, 2009
RS Floating Rate Fund Return After Taxes on Distributions	6.25%	6.25%	Dec 31, 2009
RS Floating Rate Fund Return After Taxes on Distributions and Sale of Fund Shares	5.33%	5.33%	Dec 31, 2009
RS Floating Rate Fund S&P/LSTA U.S. Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)	10.13%	10.13%	Dec 31, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y | RS Floating Rate Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[2]
Net Expenses	rr_NetExpensesOverAssets	0.43%	[2]
1 Year	rr_ExpenseExampleYear01	44
3 Years	rr_ExpenseExampleYear03	253
5 Years	rr_ExpenseExampleYear05	479
10 Years	rr_ExpenseExampleYear10	1,130
1 Year	rr_ExpenseExampleNoRedemptionYear01	44
3 Years	rr_ExpenseExampleNoRedemptionYear03	253
5 Years	rr_ExpenseExampleNoRedemptionYear05	479
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,130
Annual Return 2010	rr_AnnualReturn2010	8.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.01%)
1 Year	rr_AverageAnnualReturnYear01	8.28%
Since Inception	rr_AverageAnnualReturnSinceInception	8.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Class Y | RS Floating Rate Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.25%
Since Inception	rr_AverageAnnualReturnSinceInception	6.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Class Y | RS Floating Rate Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.33%
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Class Y | RS Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Floating Rate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in floating rate loans and other floating rate investments. The investment team expects that most or all of the investments held by the Fund will typically be below investment grade.

Floating rate investments are debt obligations of companies or other entities that have interest rates that adjust or "float" periodically, normally on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate (such as LIBOR) plus a premium. A floating rate loan is typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund will typically acquire loans directly in a transaction arranged through an agent or by assignment from another holder of the loan. The Fund will typically invest in senior secured corporate loans.

The Fund's investment team considers several factors in purchasing and selling investments for the Fund, such as fundamental analysis of the issuer, the credit quality of the issuer and any collateral securing the investment, the issuer's management, capital structure, leverage, and operational performance, and the business outlook for the industry of the issuer.

The Fund normally invests at least 80% of its net assets in floating rate loans and other floating rate investments. Floating rate investments include, without limitation, floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market funds. For this purpose, the investment team considers floating rate investments to include investments whose interest rates do not by their terms reset prior to maturity but have maturities of six months or less. The Fund may invest up to 100% of its assets in obligations of foreign issuers, including sovereign and private issuers. The Fund may enter into foreign currency exchange transactions in order to hedge against adverse changes in the values of currencies in which those obligations are denominated.

Floating rate loans in which the Fund invests are expected to be "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Other debt obligations in which the Fund may invest include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

An investment will be considered to be below investment grade if it is rated Ba1 by Moody's Investors Service, Inc. and BB+ by Standard & Poor's Ratings Group, or lower or, if unrated, is considered by the Fund's investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

Credit ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition, and does not reflect an assessment of an investment's volatility or liquidity. Although the Fund's investment team considers credit ratings in making investment decisions, it performs its own investment analysis and does not rely only on ratings assigned by the rating agencies. The Fund depends more on the Fund's investment team's ability to buy lower-rated debt than it does on its ability to buy investment-grade debt. The Fund may have to participate in legal proceedings or take possession of and manage assets that secure the issuer's obligations. This could increase the Fund's operating expenses and decrease its net asset value.

The Fund's investment team may seek to avoid the receipt of material non-public information about the issuers of floating rate loans being considered for purchase by the Fund, which may affect its ability to assess the floating rate loans as compared to investors that do receive such information.

The Fund also may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as index futures contracts, Treasury futures contracts, Eurodollar futures contracts, interest rate swaps, credit default swaps, loan credit default swaps, currency options and forwards, currency futures, currency swaps, and forward transactions for purposes such as, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; for taking a net short position in certain investments or markets; for providing liquidity in the Fund; for equitizing cash; for minimizing transaction costs; for replicating certain investments; and for asset and sector allocation. Although many of these instruments may exhibit characteristics of leveraged transactions, the Fund will not enter into derivatives transactions for the purpose of leveraging the Fund's investment portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust a Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table below show the Fund's performance and provide some indication of the risks of investing in the Fund by comparing the Fund's returns with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below show the Fund's performance and provide some indication of the risks of investing in the Fund by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Third Quarter 2010 3.77% Worst Quarter Second Quarter 2010 -1.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Class Y | RS Floating Rate Fund | S&P/LSTA U.S. Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.13%
Since Inception	rr_AverageAnnualReturnSinceInception	10.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009

[1]	"Other Expenses" exclude non-recurring offering costs that were fully amortized in the prior fiscal year.
[2]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fees paid by Class Y shares so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. The amount of the management fee waiver for Class Y shares shown in the table is based on the amount of the management fee waiver for Class A shares set forth in the fee table for Class A shares. The management fee waiver for Class Y shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Class Y | RS Strategic Income Fund
RS Strategic Income Fund
Investment Objectives
To seek high current income
with a secondary objective of capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses -		Class Y RS Strategic Income Fund
Management Fees		0.60%
Distribution (12b-1) Fees
Other Expenses	[1]	0.27%
Total Annual Fund Operating Expenses	[2]	0.87%
Fee Waiver/Expense Reimbursement	[2]	(0.55%)
Net Expenses	[2]	0.32%
[1]	"Other Expenses" exclude non-recurring offering costs that were fully amortized in the prior fiscal year.
[2]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fees paid by Class Y shares so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. The amount of the management fee waiver for Class Y shares shown in the table is based on the amount of the management fee waiver for Class A shares set forth in the fee table for Class A shares. The management fee waiver for Class Y shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	Class Y RS Strategic Income Fund
1 Year	33
3 Years	222
5 Years	428
10 Years	1,022

Expense Example, No Redemption - (USD $)	Class Y RS Strategic Income Fund
1 Year	33
3 Years	222
5 Years	428
10 Years	1,022

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate (not annualized) was 51% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The Fund may invest in fixed-income obligations of any kind, including, by way of example, U.S. and foreign corporate investment-grade securities; U.S. government securities and securities of foreign governments and supranational entities; U.S. and foreign below investment-grade bonds; and cash instruments. The Fund's investment team allocates the Fund's investments among these (and other) types of obligations based on its detailed analysis of market, economic, political, and other factors, and of the potential for the various obligations to provide high current income and/or capital appreciation.

The Fund's investment team selects specific investments for the Fund by considering a wide variety of factors, including yield, potential for appreciation in value, the credit quality of the issuer or collateral, maturity; and the degree of risk associated with a specific investment relative to the potential for favorable investment returns and to other investments.

The Fund's investment team may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that have declined in value.

The Fund may invest in investments of any maturity. The Fund may invest in securities of any quality, and may invest without limit in below investment grade securities or unrated securities considered by the Fund's investment team to be of comparable quality, sometimes referred to as "high yield" or "junk" bonds. An investment will be considered to be below investment grade if it is rated Ba1 by Moody's Investors Service, Inc. and BB+ by Standard & Poor's Ratings Group, or lower or, if unrated, is considered by the Fund's investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

The Fund may invest in emerging markets debt. There is no limit on the amount of the Fund's assets that may be invested in obligations of issuers in any country or group of countries.

The Fund may invest in any type of debt instrument, including, for example, domestic or foreign corporate debt securities, securities issued or guaranteed by sovereign governments, their agencies, or instrumentalities, and mortgage-backed securities. The Fund may invest in "tax credit bonds" (including Build America Bonds, clean renewable energy bonds and qualified tax credit bonds) and tax-exempt bonds. The Fund may invest in convertible securities and warrants. The Fund may invest a substantial portion of its assets in mortgage-backed securities, including collateralized mortgage obligations, and other asset-backed securities. The Fund may invest in loans or other investments that have economic characteristics similar to loans of any maturity and credit quality. If the Fund invests in loans, the Fund's investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

The Fund also may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as index futures contracts, treasury futures contracts, Eurodollar futures contracts, interest rate swaps, credit default swaps, loan credit default swaps, currency options and forwards, currency futures, currency swaps, and forward transactions for purposes such as, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; for taking a net short position in certain investments or markets; for providing liquidity in the Fund; for equitizing cash; for minimizing transaction costs; for replicating certain investments; and for asset and sector allocation. Although many of these instruments may exhibit characteristics of leveraged transactions, the Fund will not enter into derivatives transactions for the purpose of leveraging the Fund's investment portfolio.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Municipal Obligations Risk

The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan.

Fund Performance

The bar chart and the table below show the Fund's performance and provide some indication of the risks of investing in the Fund by comparing the Fund's returns with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Best Quarter Third Quarter 2010 4.12% Worst Quarter Fourth Quarter 2010 0.22%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns - Class Y	1 Year	Since Inception	Inception Date of Share Class
RS Strategic Income Fund	8.95%	8.95%	Dec 31, 2009
RS Strategic Income Fund Return After Taxes on Distributions	6.99%	6.99%	Dec 31, 2009
RS Strategic Income Fund Return After Taxes on Distributions and Sale of Fund Shares	5.78%	5.78%	Dec 31, 2009
RS Strategic Income Fund Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	6.54%	Dec 31, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y | RS Strategic Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[2]
Net Expenses	rr_NetExpensesOverAssets	0.32%	[2]
1 Year	rr_ExpenseExampleYear01	33
3 Years	rr_ExpenseExampleYear03	222
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	1,022
1 Year	rr_ExpenseExampleNoRedemptionYear01	33
3 Years	rr_ExpenseExampleNoRedemptionYear03	222
5 Years	rr_ExpenseExampleNoRedemptionYear05	428
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,022
Annual Return 2010	rr_AnnualReturn2010	8.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.22%
1 Year	rr_AverageAnnualReturnYear01	8.95%
Since Inception	rr_AverageAnnualReturnSinceInception	8.95%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Class Y | RS Strategic Income Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.99%
Since Inception	rr_AverageAnnualReturnSinceInception	6.99%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Class Y | RS Strategic Income Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Class Y | RS Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Strategic Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate (not annualized) was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may invest in fixed-income obligations of any kind, including, by way of example, U.S. and foreign corporate investment-grade securities; U.S. government securities and securities of foreign governments and supranational entities; U.S. and foreign below investment-grade bonds; and cash instruments. The Fund's investment team allocates the Fund's investments among these (and other) types of obligations based on its detailed analysis of market, economic, political, and other factors, and of the potential for the various obligations to provide high current income and/or capital appreciation.

The Fund's investment team selects specific investments for the Fund by considering a wide variety of factors, including yield, potential for appreciation in value, the credit quality of the issuer or collateral, maturity; and the degree of risk associated with a specific investment relative to the potential for favorable investment returns and to other investments.

The Fund's investment team may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that have declined in value.

The Fund may invest in investments of any maturity. The Fund may invest in securities of any quality, and may invest without limit in below investment grade securities or unrated securities considered by the Fund's investment team to be of comparable quality, sometimes referred to as "high yield" or "junk" bonds. An investment will be considered to be below investment grade if it is rated Ba1 by Moody's Investors Service, Inc. and BB+ by Standard & Poor's Ratings Group, or lower or, if unrated, is considered by the Fund's investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

The Fund may invest in emerging markets debt. There is no limit on the amount of the Fund's assets that may be invested in obligations of issuers in any country or group of countries.

The Fund may invest in any type of debt instrument, including, for example, domestic or foreign corporate debt securities, securities issued or guaranteed by sovereign governments, their agencies, or instrumentalities, and mortgage-backed securities. The Fund may invest in "tax credit bonds" (including Build America Bonds, clean renewable energy bonds and qualified tax credit bonds) and tax-exempt bonds. The Fund may invest in convertible securities and warrants. The Fund may invest a substantial portion of its assets in mortgage-backed securities, including collateralized mortgage obligations, and other asset-backed securities. The Fund may invest in loans or other investments that have economic characteristics similar to loans of any maturity and credit quality. If the Fund invests in loans, the Fund's investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

The Fund also may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as index futures contracts, treasury futures contracts, Eurodollar futures contracts, interest rate swaps, credit default swaps, loan credit default swaps, currency options and forwards, currency futures, currency swaps, and forward transactions for purposes such as, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; for taking a net short position in certain investments or markets; for providing liquidity in the Fund; for equitizing cash; for minimizing transaction costs; for replicating certain investments; and for asset and sector allocation. Although many of these instruments may exhibit characteristics of leveraged transactions, the Fund will not enter into derivatives transactions for the purpose of leveraging the Fund's investment portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer's credit quality.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Municipal Obligations Risk

The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the table below show the Fund's performance and provide some indication of the risks of investing in the Fund by comparing the Fund's returns with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below show the Fund's performance and provide some indication of the risks of investing in the Fund by comparing the Fund's returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Third Quarter 2010 4.12% Worst Quarter Fourth Quarter 2010 0.22%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/10)
Class Y | RS Strategic Income Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009

[1]	"Other Expenses" exclude non-recurring offering costs that were fully amortized in the prior fiscal year.
[2]	RS Investments has contractually agreed through April 30, 2012, to reduce its management fees paid by Class Y shares so that Class Y shares bear the same level of management fees as Class A shares of the Fund (which are offered through a separate prospectus) during the period. The amount of the management fee waiver for Class Y shares shown in the table is based on the amount of the management fee waiver for Class A shares set forth in the fee table for Class A shares. The management fee waiver for Class Y shares may be greater or less than the amount shown in the table based on the actual expenses incurred by Class A shares during the period. This management fee waiver will continue through April 30, 2012, and cannot be terminated by RS Investments prior to that date.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011